As filed with the Securities and Exchange Commission on July 30, 2026
Registration Nos. 333-53432
811-10263

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 105	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 107	☒
(Check appropriate box or boxes)

GUIDESTONE FUNDS
(Exact name of registrant as specified in charter)

5005 Lyndon B Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of Principal Executive Offices)
(Zip Code)
Registrant’s Telephone Number, including Area Code: (214) 720-4640
Copies to:
Matthew A. Wolfe, Esq. GuideStone Financial Resources of the Southern Baptist Convention 5005 Lyndon B Johnson Freeway, Suite 2200 Dallas, TX 75244-6152 (Name and Address of Agent for Service)	Alison M. Fuller, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871 Telephone: (202) 419-8412

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on July 31, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
July 31, 2026

SELECT
TARGET DATE FUNDS
MyDestination 2015 Fund	GMTSX
MyDestination 2025 Fund	GMWSX
MyDestination 2035 Fund	GMHSX
MyDestination 2045 Fund	GMYSX
MyDestination 2055 Fund	GMGSX
MyDestination 2065 Fund	GMMSX
This Prospectus contains important information about the Select Class of the Target Date Funds, including information on investment policies, risks and fees. For your own benefit and protection, you should read it before you invest and keep it on hand for future reference.
These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the SEC), nor has the SEC determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

Table of Contents
A look at the objectives, fees and expenses, strategies and performance and main risks of each Fund.

Fund Summaries
Target Date Funds
Summary of Other Important Fund Information	51
Additional Information Regarding the Funds	52
Additional Information About Principal Strategies & Risks	55
Additional Information About Performance Benchmarks	61

Details about the Funds' management and service providers.

Management of the Funds	66
Adviser	66
Sub-Advisers	67
Service Providers	69

Policies and instructions for opening, maintaining and closing an account.

Do you have questions about terms we use in this Prospectus?
For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this Prospectus.
 | 3

MyDestination 2015 Fund
GuideStone Funds MyDestination 2015 Fund	Select GMTSX

Investment Objective
The MyDestination 2015 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2015 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Management fee	0.10%
Other expenses(1)	0.10%
Acquired fund fees and expenses	0.36%
Total annual Fund operating expenses	0.56%
Fee reimbursement(2)	(0.21)%
Total annual Fund operating expenses (after fee reimbursement)	0.35%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.35% for the Select Class (the Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2028. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Select Class
1 Year	$36
3 Years	$158

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
4 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds® Select Funds (Select Funds) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (Target Date) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retired at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2015 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities was approximately 55% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Services Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality)  and short-term investments such as money market instruments);
GuideStone Funds Prospectus | 5

●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (REITs)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment
6 | GuideStone Funds Prospectus

grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise,
GuideStone Funds Prospectus | 7

the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries and contribute to heightened market volatility, which may adversely affect the Fund’s investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
8 | GuideStone Funds Prospectus

Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index ― Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The performance of Institutional Class shares is shown in lieu of Select Class shares because the Select Class has not yet operated for a full
GuideStone Funds Prospectus | 9

calendar year. Although Institutional Class shares and Select Class shares will be invested in the same portfolio of securities, Select Class shares' performance would have been higher than the performance shown for the Institutional Class shares because Select Class shares have lower expenses. Updated performance information is available by calling 1-888-98-GUIDE (1-888-984-8433).

Institutional Class Annual Total Returns years ended 12/31

20%
15%
10%
5%
0%
-5%
-10%
-15%
(3.33)%
15.32%
9.41%
6.98%
(12.87)%
11.17%
7.80%
11.94%
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter:	10.04%	6/30/2020
Worst Quarter:	(10.00)%	3/31/2020

Average Annual Total Returns as of 12/31/25

	One Year	Five Years	Since Inception	Inception Date
Institutional Class before taxes	11.94%	4.57%	5.81%	05/01/2017
Institutional Class after taxes on distributions(1)	9.82%	2.75%	4.11%	05/01/2017
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	7.53%	3.00%	4.04%	05/01/2017
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.82%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	5.17%	1.75%	1.97%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	7.99%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
10 | GuideStone Funds Prospectus

Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Head of Equity Fund Management	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
Gordon Wotherspoon Head of Equity Separately Managed Accounts	Since July 2025
Purchase and Sale of Fund Shares and Tax Information
For important information about purchase and sale of Fund shares and tax information, please refer to “Summary of Other Important Fund Information” beginning on page 51.
GuideStone Funds Prospectus | 11

MyDestination 2025 Fund
GuideStone Funds MyDestination 2025 Fund	Select GMWSX

Investment Objective
The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2025 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Management fee	0.10%
Other expenses(1)	0.04%
Acquired fund fees and expenses	0.37%
Total annual Fund operating expenses	0.51%
Fee reimbursement(2)	(0.16)%
Total annual Fund operating expenses (after fee reimbursement)	0.35%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.35% for the Select Class (the Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2028. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Select Class
1 Year	$36
3 Years	$147

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
12 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds® Select Funds (Select Funds) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (Target Date) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2025 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Service Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) and short-term investments such as money market instruments);
GuideStone Funds Prospectus | 13

●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (REITs)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment
14 | GuideStone Funds Prospectus

grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise,
GuideStone Funds Prospectus | 15

the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries and contribute to heightened market volatility, which may adversely affect the Fund’s investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
16 | GuideStone Funds Prospectus

Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index ― Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index ― Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The performance of Institutional Class shares is shown in lieu of Select Class
GuideStone Funds Prospectus | 17

shares because the Select Class has not yet operated for a full calendar year. Although Institutional Class shares and Select Class shares will be invested in the same portfolio of securities, Select Class shares' performance would have been higher than the performance shown for the Institutional Class shares because Select Class shares have lower expenses. Updated performance information is available by calling 1-888-98-GUIDE (1-888-984-8433).

Institutional Class Annual Total Returns years ended 12/31

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
(4.64)%
18.45%
10.95%
9.17%
(14.11)%
12.83%
9.17%
13.19%
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter:	12.18%	6/30/2020
Worst Quarter:	(12.57)%	3/31/2020

Average Annual Total Returns as of 12/31/25

	One Year	Five Years	Since Inception	Inception Date
Institutional Class before taxes	13.19%	5.51%	6.92%	05/01/2017
Institutional Class after taxes on distributions(1)	10.91%	3.67%	5.20%	05/01/2017
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	8.49%	3.77%	4.98%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.58%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	5.17%	1.75%	1.97%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	7.99%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
18 | GuideStone Funds Prospectus

Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Head of Equity Fund Management	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
Gordon Wotherspoon Head of Equity Separately Managed Accounts	Since July 2025
Purchase and Sale of Fund Shares and Tax Information
For important information about purchase and sale of Fund shares and tax information, please refer to “Summary of Other Important Fund Information” beginning on page 51.
GuideStone Funds Prospectus | 19

MyDestination 2035 Fund
GuideStone Funds MyDestination 2035 Fund	Select GMHSX

Investment Objective
The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2035 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Management fee	0.10%
Other expenses(1)	0.03%
Acquired fund fees and expenses	0.36%
Total annual Fund operating expenses	0.49%
Fee reimbursement(2)	(0.14)%
Total annual Fund operating expenses (after fee reimbursement)	0.35%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.35% for the Select Class (the Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2028. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Select Class
1 Year	$36
3 Years	$143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
20 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds® Select Funds (Select Funds) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (Target Date) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2035 Fund
Percent
Equities
Fixed Income
Real Assets
Alternatives
Years To / From Retirement
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Service Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) and short-term investments such as money market instruments);
GuideStone Funds Prospectus | 21

●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (REITs)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment
22 | GuideStone Funds Prospectus

grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise,
GuideStone Funds Prospectus | 23

the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries and contribute to heightened market volatility, which may adversely affect the Fund’s investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
24 | GuideStone Funds Prospectus

Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index ― Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index ― Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The performance of Institutional Class shares is shown in lieu of Select Class
GuideStone Funds Prospectus | 25

shares because the Select Class has not yet operated for a full calendar year. Although Institutional Class shares and Select Class shares will be invested in the same portfolio of securities, Select Class shares' performance would have been higher than the performance shown for the Institutional Class shares because Select Class shares have lower expenses. Updated performance information is available by calling 1-888-98-GUIDE (1-888-984-8433).

Institutional Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(6.56)%
22.47%
13.15%
13.29%
(16.26)%
16.23%
11.83%
15.72%
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter:	15.34%	6/30/2020
Worst Quarter:	(16.44)%	3/31/2020

Average Annual Total Returns as of 12/31/25

	One Year	Five Years	Since Inception	Inception Date
Institutional Class before taxes	15.72%	7.37%	8.69%	05/01/2017
Institutional Class after taxes on distributions(1)	13.74%	5.64%	7.06%	05/01/2017
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	9.99%	5.32%	6.50%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.58%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	5.17%	1.75%	1.97%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	7.99%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
26 | GuideStone Funds Prospectus

Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Head of Equity Fund Management	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
Gordon Wotherspoon Head of Equity Separately Managed Accounts	Since July 2025
Purchase and Sale of Fund Shares and Tax Information
For important information about purchase and sale of Fund shares and tax information, please refer to “Summary of Other Important Fund Information” beginning on page 51.
GuideStone Funds Prospectus | 27

MyDestination 2045 Fund
GuideStone Funds MyDestination 2045 Fund	Select GMYSX

Investment Objective
The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2045 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Management fee	0.10%
Other expenses(1)	0.03%
Acquired fund fees and expenses	0.31%
Total annual Fund operating expenses	0.44%
Fee reimbursement (2)	(0.09)%
Total annual Fund operating expenses (after fee reimbursement)	0.35%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.35% for the Select Class (the Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2028. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Select Class
1 Year	$36
3 Years	$132

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
28 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds® Select Funds (Select Funds) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (Target Date) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2045 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Service Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) and short-term investments such as money market instruments);
GuideStone Funds Prospectus | 29

●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (REITs)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment
30 | GuideStone Funds Prospectus

grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise,
GuideStone Funds Prospectus | 31

the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries and contribute to heightened market volatility, which may adversely affect the Fund’s investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
32 | GuideStone Funds Prospectus

Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index ― Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index ― Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The performance of Institutional Class shares is shown in lieu of Select Class
GuideStone Funds Prospectus | 33

shares because the Select Class has not yet operated for a full calendar year. Although Institutional Class shares and Select Class shares will be invested in the same portfolio of securities, Select Class shares' performance would have been higher than the performance shown for the Institutional Class shares because Select Class shares have lower expenses. Updated performance information is available by calling 1-888-98-GUIDE (1-888-984-8433).

Institutional Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(7.50)%
24.56%
14.06%
16.61%
(17.08)%
18.81%
14.52%
18.57%
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter:	16.98%	6/30/2020
Worst Quarter:	(18.85)%	3/31/2020

Average Annual Total Returns as of 12/31/25

	One Year	Five Years	Since Inception	Inception Date
Institutional Class before taxes	18.57%	9.30%	10.15%	05/01/2017
Institutional Class after taxes on distributions(1)	17.03%	7.79%	8.66%	05/01/2017
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	11.64%	6.96%	7.79%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.58%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	5.17%	1.75%	1.97%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	7.99%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
34 | GuideStone Funds Prospectus

Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Head of Equity Fund Management	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
Gordon Wotherspoon Head of Equity Separately Managed Accounts	Since July 2025
Purchase and Sale of Fund Shares and Tax Information
For important information about purchase and sale of Fund shares and tax information, please refer to “Summary of Other Important Fund Information” beginning on page 51.
GuideStone Funds Prospectus | 35

MyDestination 2055 Fund
GuideStone Funds MyDestination 2055 Fund	Select GMGSX

Investment Objective
The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2055 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Management fee	0.10%
Other expenses(1)	0.06%
Acquired fund fees and expenses	0.30%
Total annual Fund operating expenses	0.46%
Fee reimbursement(2)	(0.11)%
Total annual Fund operating expenses (after fee reimbursement)	0.35%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.35% for the Select Class (the Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2028. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Select Class
1 Year	$36
3 Years	$137

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
36 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds® Select Funds (Select Funds) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (Target Date) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2055 Fund
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
Equities
Fixed Income
Real Assets
Alternatives
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Service Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) and short-term investments such as money market instruments);
GuideStone Funds Prospectus | 37

●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (REITs)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment
38 | GuideStone Funds Prospectus

grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise,
GuideStone Funds Prospectus | 39

the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries and contribute to heightened market volatility, which may adversely affect the Fund’s investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
40 | GuideStone Funds Prospectus

Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the MSCI ACWI (All Country World Index) Index ― Net, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Bloomberg US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index ― Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The performance of Institutional Class shares is shown in lieu of Select Class
GuideStone Funds Prospectus | 41

shares because the Select Class has not yet operated for a full calendar year. Although Institutional Class shares and Select Class shares will be invested in the same portfolio of securities, Select Class shares' performance would have been higher than the performance shown for the Institutional Class shares because Select Class shares have lower expenses. Updated performance information is available by calling 1-888-98-GUIDE (1-888-984-8433).

Institutional Class Annual Total Returns years ended 12/31

30%
20%
10%
0%
-10%
-20%
(7.77)%
25.15%
14.23%
17.46%
(17.43)%
19.88%
15.38%
19.42%
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter:	17.52%	6/30/2020
Worst Quarter:	(19.61)%	3/31/2020

Average Annual Total Returns as of 12/31/25

	One Year	Five Years	Since Inception	Inception Date
Institutional Class before taxes	19.42%	9.89%	10.59%	05/01/2017
Institutional Class after taxes on distributions(1)	18.10%	8.57%	9.20%	05/01/2017
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	12.06%	7.48%	8.18%	05/01/2017
MSCI ACWI (All Country World Index) Index - Net (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.58%
Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	5.17%	1.75%	1.97%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	7.99%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
(2)
Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
42 | GuideStone Funds Prospectus

Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Head of Equity Fund Management	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
Gordon Wotherspoon Head of Equity Separately Managed Accounts	Since July 2025
Purchase and Sale of Fund Shares and Tax Information
For important information about purchase and sale of Fund shares and tax information, please refer to “Summary of Other Important Fund Information” beginning on page 51.
GuideStone Funds Prospectus | 43

MyDestination 2065 Fund
GuideStone Funds MyDestination 2065 Fund	Select GMMSX

Investment Objective
The MyDestination 2065 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the MyDestination 2065 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Select Class
Management fee	0.10%
Other expenses(1)	0.38%
Acquired fund fees and expenses	0.30%
Total annual Fund operating expenses	0.78%
Fee reimbursement (2)	(0.43)%
Total annual Fund operating expenses (after fee reimbursement)	0.35%
(1)
Other expenses are based on estimated amounts for the current fiscal year.
(2)
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.35% for the Select Class (Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2028. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser as long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Select Class
1 Year	$36
3 Years	$206

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover for the Fund is not provided because the Fund had not commenced investment operations as of the end of the last fiscal year.
44 | GuideStone Funds Prospectus

Principal Investment Strategies
●
The Fund pursues its objective by investing primarily in a diversified portfolio of GuideStone Funds® Select Funds (Select Funds) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (Target Date) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
●
Over time, the allocation to the asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during an investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
●
The Adviser uses the following glide path to allocate the Fund’s assets.

Target Date Funds
Glide Path
MyDestination 2065 Fund
Equities
Fixed Income
Real Assets
Alternatives
Percent
100
95
90
85
80
75
70
65
60
55
50
45
40
35
30
25
20
15
10
5
0
-45
-40
-35
-30
-25
-20
-15
-10
-5
0
5
10
15
Years To / From Retirement

●
At the Target Date, the Fund’s allocation to equities will be approximately 49% of its assets. The Fund’s exposure to equities will continue to decline until approximately 15 years after its Target Date, when its allocation to equities will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in fixed income securities with allocations to real assets and alternative investments.
●
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
●
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
●
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Service Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) and short-term investments such as money market instruments);
GuideStone Funds Prospectus | 45

●
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (REITs)); and
●
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
●
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests.
●
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
●
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
●
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
●
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
●
In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
●
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
●
Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
●
Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
●
Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment
46 | GuideStone Funds Prospectus

grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
●
Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
●
Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
●
Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
●
Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
●
Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
●
Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
●
Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
●
Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
●
Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise,
GuideStone Funds Prospectus | 47

the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
●
Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
●
Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
●
Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
●
Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
●
Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries and contribute to heightened market volatility, which may adversely affect the Fund’s investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
48 | GuideStone Funds Prospectus

Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
●
Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
●
New Fund Risk: The Fund is new with limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objective. The Fund may not be successful in implementing its investment strategy.
●
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
●
Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
●
Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
●
U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
●
Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available by calling 1-888-98-GUIDE (1-888-984-8433).
GuideStone Funds Prospectus | 49

Management
Investment Adviser and Portfolio Managers
GuideStone Capital Management, LLC

Joshua Chastant Vice President – Portfolio Management	Since December 2025

Brandon Pizzurro President and Chief Investment Officer	Since December 2025
Sub-Adviser and Portfolio Managers
Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since December 2025
Jennifer Mihara Head of Equity Fund Management	Since December 2025
Zach Olsen, CFA Senior Portfolio Manager	Since December 2025
Gordon Wotherspoon Head of Equity Separately Managed Accounts	Since December 2025
Purchase and Sale of Fund Shares and Tax Information
For important information about purchase and sale of Fund shares and tax information, please refer to “Summary of Other Important Fund Information” beginning on page 51.
50 | GuideStone Funds Prospectus

Summary of Other Important Fund Information
Purchase and Sale of Target Date Fund Shares
Purchase of Target Date Fund Select Class Shares
Select Class Shares: Select Class shares of a Target Date Fund are available to retirement plans with total plan assets of $2 billion or more with the GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) recordkeeping platform, as determined by GuideStone in its sole and reasonable discretion. Purchasing Select Class shares of a Target Date Fund can only be made through your retirement plan. Your employer and GuideStone have their own procedures for transmitting contributions and orders to the Target Date Funds transfer agent. These procedures may require additional days to process contributions and other transactions. For more information, please contact your employer or GuideStone.
At the discretion of the Trust’s officers, the minimum investment requirements for any class of shares may be waived.
Sale of Target Date Fund Select Class Shares
Select Class shares of a Target Date Fund held in your retirement plan are redeemable, and may be redeemed by contacting GuideStone, the retirement plan recordkeeping agent. Your employer and GuideStone may have their own procedures for transmitting withdrawals and other transactions to the Target Date Funds' transfer agent. These procedures may require additional days to process withdrawals and other transactions, to the extent permitted by law.
Please note that shares of the Select Class of the Target Date Funds are not offered broadly across all 50 states and other jurisdictions, including not being offered in Nebraska and Oklahoma.
Tax Information
Since your investment in the Select Class of the Target Date Funds is through a retirement plan, please consult your tax adviser regarding the effects of an investment in a Target Date Fund on your tax situation.
GuideStone Funds Prospectus | 51

Additional Information Regarding the Funds

What is a mutual fund?
A mutual fund pools shareholders’ money and, using professional management, invests in securities like stocks and bonds.
GuideStone Funds (the Trust) is a family of mutual funds that offers a selection of funds to investors, including Target Date Funds, Target Risk Funds and Select Funds, which are listed below. Each Fund has its own investment objective, strategies and risks. This Prospectus describes only the Select Class of the Target Date Funds (each, a Target Date Fund and collectively, the Target Date Funds); the other funds and the other classes of the Target Date Funds are described in a separate prospectus. Please read each Fund Summary carefully before you invest. It is important that investors closely review and understand the risks of investing in the Target Date Funds.
The Trust’s funds are divided into three groups:
Target Date Funds — Each Target Date Fund invests primarily in a diversified mix of the Select Funds that changes over time to meet a specified investment strategy. The Funds’ investment adviser believes that blending asset classes, investment styles and money managers may reduce risk over the long term. Each Target Date Fund invests in the Institutional Class of the Select Funds.
●
MyDestination 2015 Fund
●
MyDestination 2025 Fund
●
MyDestination 2035 Fund
●
MyDestination 2045 Fund
●
MyDestination 2055 Fund
●
MyDestination 2065 Fund
Target Risk Funds — Each Target Risk Fund invests primarily in a different mix of the Select Funds to meet a specified investment strategy. The Funds’ investment adviser believes that blending investment styles and money managers may reduce risk over the long term. Each Target Risk Fund invests in the Institutional Class of the Select Funds.
●
Conservative Allocation Fund
●
Balanced Allocation Fund
●
Moderately Aggressive Allocation Fund
●
Aggressive Allocation Fund
Select Funds — Each Select Fund invests directly in different types of fixed income obligations, equities and/or other investments to meet its investment objective.
●
Money Market Fund
●
Low-Duration Bond Fund
●
Medium-Duration Bond Fund
●
Global Bond Fund
●
Strategic Alternatives Fund
●
Defensive Market Strategies Fund
●
Impact Bond Fund
●
Equity Index Fund
●
Global Real Estate Securities Fund
●
Value Equity Index Fund
●
Value Equity Fund
●
Growth Equity Index Fund
●
Growth Equity Fund
●
Small Cap Equity Fund
●
International Equity Index Fund
●
International Equity Fund
●
Emerging Markets Equity Fund
52 | GuideStone Funds Prospectus

Who is the Adviser?
GuideStone Capital Management, LLC (the Adviser) serves as the investment adviser to the Target Date Funds. The
Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (GuideStone). Rather
than making the day-to-day investment decisions for certain assets of the Target Date Funds, the Adviser retains the services of other investment management firms to do so. In addition, the Adviser allocates the Target Date Funds’
investments among the Select Funds. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or exchange-traded funds (ETFs) for a Target Date
Fund.

Each Target Date Fund may use various investment management firms (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage certain of its assets. The Adviser reviews a Sub-Adviser’s performance, allocates certain assets of a Target Date Fund to a Sub-Adviser, as needed, and makes recommendations to the Board of Directors of the Trust (Board of Directors) regarding changes to a Sub-Adviser.
Changes to Investment Objective: Each Target Date Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without shareholder approval.
Faith-Based Investing: In accordance with GuideStone's Christian values, a Target Date Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Target Date Fund's investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Target Date Funds may not be able to take advantage of certain investment opportunities due to these restrictions. These investment restrictions may only be changed if approved by GuideStone as the holder of a majority of the outstanding shares of the Trust, and not an individual fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
Control by GuideStone: In accordance with the Trust’s Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of the Trust. The funds of the Trust will refuse to accept any investment that would result in a change of such control. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of the Trust. As of the date of this Prospectus, GuideStone also controlled the vote of at least a majority of the outstanding shares of each Target Date Fund.
The Target Date Funds are not insured or guaranteed by the Adviser, GuideStone, any bank, the Federal Deposit Insurance Corporation or any government agency. As with all mutual funds, your investment in the Targe Date Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any Target Date Fund will be able to meet its investment objective.
Target Date Funds Asset Class Allocations: Each Target Date Fund invests in the Select Funds according to the asset class allocation represented by its glide path, which is presented in each Target Date Fund’s summary prospectus. The Select Funds are categorized by asset class below.
Fixed Income Select Funds
Money Market Fund — The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Low-Duration Bond Fund — The Low-Duration Bond Fund seeks current income consistent with preservation of capital.
Medium-Duration Bond Fund — The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
GuideStone Funds Prospectus | 53

Global Bond Fund — The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.
Impact Bond Fund — The Impact Bond Fund seeks to maximize total return while preserving capital.
U.S. Equity Select Funds
Defensive Market Strategies Fund — The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market. Although the Fund is categorized as a “U.S. Equity Select Fund,” it may also invest a portion of its assets in fixed income securities.
Equity Index Fund — The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Value Equity Index Fund — The Value Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000 Value® Index.
Value Equity Fund — The Value Equity Fund seeks to provide long-term capital appreciation.
Growth Equity Index Fund — The Growth Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 1000 Growth® Index.
Growth Equity Fund — The Growth Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Small Cap Equity Fund — The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Non-U.S. Equity Select Funds
International Equity Index Fund — The International Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE Index.
International Equity Fund — The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Emerging Markets Equity Fund — The Emerging Markets Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Real Assets Select Fund
Global Real Estate Securities Fund — The Global Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Alternatives Select Fund
Strategic Alternatives Fund — The Strategic Alternatives Fund seeks absolute returns with both lower volatility than and low correlation with traditional equity and fixed income markets.
54 | GuideStone Funds Prospectus

Additional Information About Principal Strategies & Risks
The following provides more information about the Target Date Funds’ principal investment strategies and risks. Disclosure regarding non-principal investment strategies and risks is available in the Select Class of the Target Date Funds' Statement of Additional Information (SAI).
Cash Overlay Program: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (Parametric) whereby Parametric is responsible for monitoring and investing cash balances of each Target Date Fund. The Adviser and the Sub-Adviser(s) for each Target Date Fund determine the amount of each Target Date Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments such as exchange listed equity index futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.
Completion Portfolios: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric on behalf of the Target Date Funds. Each Target Date Fund has a well-defined risk/return profile. When a Target Date Fund’s actual level and composition of risk varies from a Target Date Fund’s desired risk exposure, the Adviser may allocate Target Date Fund assets to Parametric to implement one or more of its proprietary “completion portfolios.” These “completion portfolios” are designed to be held alongside a Target Date Fund’s long-term strategic investments and bring the Fund’s risk exposure to desired levels, as defined by the Adviser. A completion portfolio may be used, for example, if a Target Date Fund's exposure drifts, which causes a Target Date Fund’s risk/return profile to be out of line with the Adviser’s risk targets for the Target Date Fund. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Target Date Fund’s risk characteristics to the desired state.
What are derivatives?
Derivatives are investments whose values are based on (or “derived” from) a stock, bond, other asset or index. These investments include options, futures contracts and similar investments. Futures and options are popular types of derivatives because, generally, they are easily bought and sold and have market values that are regularly calculated and published.

Derivatives: A Target Date Fund may invest its assets directly in exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts and/or U.S. Treasury securities in order to gain exposure to the U.S. equity and fixed income markets on cash balances. To the extent a Target Date Fund invests in a Select Fund that invest in derivatives, the Target Date Target Date Fund will have exposure to additional types of derivatives.
A Target Date Fund’s use of derivatives may reduce its return and increase volatility. An investment in derivatives may rise or fall more rapidly than other investments. An investment in derivatives is subject to changes in the value of the underlying security on which the investment is based. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a Target Date Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where a Target Date Fund may be called upon to deliver a security it does not own. Derivatives can be difficult to value and may at times be highly illiquid, and a Target Date Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument, and the reference instrument may not perform as anticipated. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Target Date Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions or other costs that may reduce a Target Date Fund’s gains (if any) from the derivatives. A Target Date Fund may be required to provide margin in a manner that satisfies the contractual undertakings of a derivatives transaction. This may not prevent a Target Date Fund from incurring losses on derivatives. Derivatives that have margin requirements involve the risk that if a Target Date Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. A Target Date Fund may remain obligated to meet margin requirements until a derivatives position is closed. The need to provide margin could also limit a Target Date Fund's ability to pursue other opportunities as they arise. In addition, a Target Date Fund’s use of derivatives may have different
GuideStone Funds Prospectus | 55

tax consequences for a Target Date Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing and character of taxable distributions payable to shareholders.
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy or insolvency), or other reasons. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.
Although a Target Date Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Target Date Fund not used the hedging instruments. It is possible that a Target Date Fund may not hedge certain risks in particular situations, even if suitable instruments are available.
Additional risks associated with futures are:
Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Target Date Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. This could be the case if, for example, a future’s price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that a Target Date Fund needs to sell (or buy) at that limit price.
Duration: Duration measures the time-weighted expected cash flows of a fixed income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Accordingly, the yield earned by a fund will vary with changes in interest rates. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen a fund’s duration. As the value of a security changes over time, so will its duration.
Foreign and Emerging Markets Risk: Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic or economic instability; trade barriers and other protectionist trade policies (including those of the United States); fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance and legal standards. A fund may have limited or no legal recourse in the event of default with respect to certain foreign securities. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to political, economic or regulatory conditions in foreign countries, as well as currency exchange rates.
Investing in emerging markets countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging markets countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country and/or impose burdensome taxes that could adversely affect security prices. Also, there may be less publicly available information about emerging markets than would be available in more developed capital markets, and such issuers may not be subject to legal, accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S. may not be applicable. In addition, the economies of emerging markets countries may be dependent on relatively few industries that are more susceptible to local and global changes, and may suffer from extreme and volatile debt burdens or inflation rates. Securities markets in emerging
56 | GuideStone Funds Prospectus

markets countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging markets countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets. In times of market stress, regulatory authorities of different emerging markets countries may apply varying techniques and degrees of intervention, which can have an effect on prices and may require that a fund fair value its holdings in those countries.
Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed markets’ countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that a fund holds material positions in such suspended securities or instruments, a fund’s ability to liquidate its positions or provide liquidity to investors may be compromised, and a fund could incur significant losses.
In addition, foreign markets may perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that a fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the fund’s investments more than if its investments were not so invested.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. The ability to bring and enforce actions in emerging market countries may be limited and shareholder claims may be difficult or impossible to pursue. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.
Funds of Funds: In managing the Target Date Funds (also known as the Funds of Funds), the Adviser has the authority to select and substitute Select Funds in which to invest. The Adviser is compensated by the Funds of Funds and by the Select Funds for advisory services provided. The Adviser is subject to conflicts of interest in allocating the Funds of Funds’ assets both because the fees payable to a Fund of Funds by the Select Funds differ and because the Adviser is responsible for managing the Select Funds (i.e., the Adviser may have incentive to increase assets under management in a Select Fund or to support a particular investment strategy in a Select Fund).
In addition to the fees directly associated with the Funds of Funds, these Funds will indirectly bear the fees of the Select Funds in which they invest. An investor may invest directly in the Select Funds. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Select Funds instead of in the Funds of Funds. However, an investor who chooses to invest directly in the Select Funds would not receive the asset allocation and rebalancing services provided by the Adviser.
Finally, the Adviser's authority to allocate investments among affiliated funds creates conflicts of interest. For example, investing in affiliated funds could cause the Funds of Funds to incur higher fees.
Inflation-Linked Debt Securities: Inflation-linked debt securities are debt securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-linked debt
GuideStone Funds Prospectus | 57

securities will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the index measure of inflation rises, the principal value of inflation-linked debt securities will be adjusted upward, and consequently, the interest payable on these securities (calculated with respect to a larger principal amount) will be increased.
Interest Rate Risk: In general, the value of investments with interest rate risk, such as debt securities or income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Interest rates may change in response to the supply and demand for credit, changes to government monetary policy and other initiatives and other factors. Debt securities have varying levels of sensitivity to changes in interest rates. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities. Fluctuations in interest rates may affect the liquidity of fixed income securities and instruments held by a fund.
Large Shareholder Transactions Risk: Shares held by large shareholders may from time to time represent a substantial portion of a Target Date Fund’s assets. Accordingly, a Target Date Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Target Date Fund’s performance. In the event of such redemptions or investments, a Target Date Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase a Target Date Fund’s liquidity risk. Such transactions may increase a Target Date Fund’s brokerage and/or other transaction costs and affect the liquidity of a Target Date Fund’s portfolio. In addition, when the Target Date Funds or other investors own a substantial portion of a fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in a fund’s current expenses being allocated over a smaller asset base, leading to an increase in a fund’s expense ratio. Redemptions of fund shares could also accelerate a fund’s realization of capital gains (which would be taxable to its shareholders when distributed to them) if sales of securities needed to fund the redemptions result in net capital gains. The impact of these transactions is likely to be greater when a Target Date Fund or other significant investor purchases, redeems or owns a substantial portion of a fund’s shares. A high volume of redemption requests can impact a fund the same way as the transactions of a single shareholder with substantial investments.
Manager of Managers: With respect to the Select Funds, the Adviser is a “manager of managers.” The Adviser may allocate a Select Fund’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the fund’s assets. The Adviser continuously monitors the performance and operations of the Sub-Advisers and the allocation of the assets of certain Select Funds among them. The Adviser is active in the selection of Sub-Advisers as well. To a significant extent, a Select Fund’s performance will depend on the success of the Adviser in allocating the fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of a Select Fund independently from another Sub-Adviser, the same security may be held in different portions of the fund, or may be acquired for one portion of the fund at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the fund’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for its allocated portion of the fund. Because each Sub-Adviser directs the trading for its own portion of a Select Fund and does not aggregate its transactions with those of the other Sub-Adviser(s), a Select Fund may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire fund. In addition, while the Adviser seeks to allocate a Select Fund’s assets among the fund’s Sub-Advisers in a manner that it believes is consistent with achieving the fund’s investment objective, the Adviser may be subject to potential conflicts of interest in allocating the fund’s assets among Sub-Advisers, to the extent that such activity could impact the Adviser’s revenues and profits. Each Select Fund pays its Sub-Advisers directly. In the case of a fund with multiple Sub-Advisers, the actual overall management fee of the fund may change from time to time based on the allocation of the fund’s assets to its Sub-Advisers, which may charge different sub-advisory fees. Accordingly, changes in asset allocations among a fund’s Sub-Advisers may result in an increase or a decrease in the fund’s actual operating expenses. Similarly, termination of a Sub-Adviser or addition of a new Sub-Adviser may result in changes to actual operating expenses.
58 | GuideStone Funds Prospectus

The assets of multiple funds or other accounts may be aggregated for purposes of calculating breakpoints in sub-advisory fees. Therefore, the Adviser’s decision to increase or decrease the amount of fund assets allocated to a particular Sub-Adviser also may serve to lower or increase, respectively, the sub-advisory fee (and therefore the actual overall management fee) of another fund that aggregates its assets with the fund. The Adviser is a fiduciary for the shareholders of the funds and must put their interests ahead of its own interests (or the interests of its affiliates). When recommending the appointment or continued service of a Sub-Adviser, consistent with its fiduciary duties, the Adviser relies primarily on its analysis of qualitative and quantitative factors to act in a manner that it determines to be in the best interests of the Funds.
Mortgage- and Asset-Backed Securities Risk: A mortgage-backed security (MBS) may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some MBSs make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). MBSs are based on different types of mortgages including those on commercial real estate or residential properties.
Asset-backed securities (ABSs) have structural characteristics similar to MBSs. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.
A fund is subject to the risk that the principal on MBSs and ABSs held by a fund may be prepaid, which generally will reduce the yield and market value of these securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBSs and ABSs. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. An increased rate of prepayments on a fund’s MBSs and ABSs will result in a loss of interest income to a fund as the fund may be required to reinvest assets at a lower interest rate. When interest rates rise, borrowers are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a MBS. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. This is known as extension risk. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, to the extent a fund holds these types of securities, it may experience additional volatility and losses. A fund’s investments in other ABSs are subject to risks similar to those associated with MBSs, as well as additional risks associated with the nature of the assets and the servicing of those assets. ABSs may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Declines in the credit quality of and defaults by the issuers of MBSs and ABSs or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a fund. If a fund purchases MBSs or ABSs that are “subordinated” to other interests in the same pool, the fund as a holder of those securities may receive payments only after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with blemished credit histories or with a lower capacity to make timely payments on their mortgages.
The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties in the municipal securities market related to taxation or the rights of security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue collection from the project or asset. Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. In addition, changes in market conditions and the financial condition of the issuers may adversely affect the yield and value of a fund’s municipal securities investments.
Preferred Stock Risk: A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other
GuideStone Funds Prospectus | 59

risks, including skipping or deferring distributions and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.
Smaller and Midsize Companies: While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates. A fund’s investments in micro-capitalization or start-up funds involve substantial risk of loss, and a fund will not have operating history to evaluate before investing.
Temporary Defensive Positions: Each Target Date Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the GuideStone Funds Money Market Fund, high quality short-term debt obligations and other money market instruments. During these periods, a Target Date Fund may not meet its investment objective.
60 | GuideStone Funds Prospectus

Additional Information About Performance Benchmarks
The annual total return of each Target Date Fund is compared to broad-based securities market indexes to assess risk and performance. The following summary provides additional information regarding the indexes to which each Target Date Fund’s performance is compared. Each index is unmanaged and not available for direct investment. The information for each index is as of December 31, 2025.
MyDestination 2015 Fund: The Fund’s performance is compared to the Bloomberg US Aggregate Bond Index, the Bloomberg US Treasury: 1-3 Year Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index – Net.
●
The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Bloomberg US Treasury: 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with one to 2.999 years to maturity.
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
●
The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid capitalization representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 1,977 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2025 Fund: The Fund’s performance is compared to the MSCI ACWI (All Country World Index) – Net, the Bloomberg US Treasury: 1-3 Year Index, Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index – Net.
●
The MSCI ACWI (All Country World Index) Index - Net captures large and mid capitalization representation across 23 developed markets countries and 24 emerging markets countries. With 2,515 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
●
The Bloomberg US Treasury: 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with one to 2.999 years to maturity.
●
The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
GuideStone Funds Prospectus | 61

●
The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid capitalization representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 1,977 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2035 Fund: The Fund’s performance is compared to the MSCI ACWI (All Country World Index) – Net, the Bloomberg US Treasury: 1-3 Year Index, Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index – Net.
●
The MSCI ACWI (All Country World Index) Index - Net captures large and mid capitalization representation across 23 developed markets countries and 24 emerging markets countries. With 2,515 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
●
The Bloomberg US Treasury: 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with one to 2.999 years to maturity.
●
The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
●
The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid capitalization representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 1,977 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2045 Fund: The Fund’s performance is compared to the MSCI ACWI (All Country World Index) – Net, the Bloomberg US Treasury: 1-3 Year Index, Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index – Net.
●
The MSCI ACWI (All Country World Index) Index - Net captures large and mid capitalization representation across 23 developed markets countries and 24 emerging markets countries. With 2,515 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
62 | GuideStone Funds Prospectus

Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
●
The Bloomberg US Treasury: 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with one to 2.999 years to maturity.
●
The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
●
The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid capitalization representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 1,977 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2055 Fund: The Fund’s performance is compared to the MSCI ACWI (All Country World Index) – Net, the Bloomberg US Treasury: 1-3 Year Index, Bloomberg US Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) ex USA Index – Net.
●
The MSCI ACWI (All Country World Index) Index - Net captures large and mid capitalization representation across 23 developed markets countries and 24 emerging markets countries. With 2,515 constituents, the index covers approximately 85% of the global investable equity opportunity set. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
●
The Bloomberg US Treasury: 1-3 Year Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with one to 2.999 years to maturity.
●
The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS and commercial MBS (agency and non-agency).
●
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
●
The MSCI ACWI (All Country World Index) ex USA Index - Net captures large and mid capitalization representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 1,977 constituents, the index covers approximately 85% of the global equity opportunity outside the United States. Developed markets countries included in the index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland
GuideStone Funds Prospectus | 63

and the United Kingdom. Emerging markets countries included in the index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index reflects returns that are net of withholding taxes at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
MyDestination 2065 Fund: The Fund is new and does not have a full calendar year of performance. Once the Fund has a full calendar year of performance, index descriptions will be presented.
Disclaimers
“Bloomberg®” and the Bloomberg US Treasury: 1-3 Year Index, Bloomberg US Treasury Bills: 1-3 Months Index, Bloomberg US Aggregate Bond Index, Bloomberg Global Aggregate Index and Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index (collectively, the Bloomberg Indexes) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by GuideStone and its affiliates.
The Target Date Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Certain Funds or any member of the public regarding the advisability of investing in securities generally or in the Certain Funds particularly. The only relationship of Bloomberg to GuideStone and its affiliates is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Index/Indexes, which is determined, composed and calculated by BISL without regard to GuideStone and its affiliates or the Certain Funds. Bloomberg has no obligation to take the needs of GuideStone or its affiliates or the owners of the Certain Funds into consideration in determining, composing or calculating the Bloomberg Indexes. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Certain Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Certain Funds customers, in connection with the administration, marketing or trading of the Certain Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDEXES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUIDESTONE AND ITS AFFILIATES, OWNERS OF THE CERTAIN FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDEXES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDEXES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE CERTAIN FUNDS OR BLOOMBERG INDEXES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
The Russell Indexes (Indexes) are a trademark of Frank Russell Company (Russell) and have been licensed for use by GuideStone Capital Management, LLC. GuideStone Funds are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group of Companies (LSEG) (together, the Licensor Parties), and none of the Licensor Parties make any claim, promotion, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Indexes (upon which certain GuideStone Funds are based); (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise; or (iii) the suitability of the Index for the purpose to which it is being put in connection with GuideStone Funds. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes; or (b) under any obligation to advise any person of any error therein.
No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to
64 | GuideStone Funds Prospectus

determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
GuideStone Funds Prospectus | 65

Management of the Funds
Adviser
What is a manager of managers?
The Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Adviser continuously monitors the performance of these Sub-Advisers and allocates the assets of each Select Fund among them.

GuideStone Capital Management, LLC, an affiliate of GuideStone, is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152 and serves as the Adviser to the Target Date Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Directors. GuideStone was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. For the Adviser, Joshua Chastant, Vice President – Portfolio Management, and Brandon Pizzurro, President and Chief Investment Officer, serve as portfolio managers for the Target Date Funds. Messrs. Chastant and Pizzurro are officers of the Adviser and have worked for the Adviser for more than five years. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Target Date Funds can be found in the SAI.
The Adviser provides or oversees the provision of all investment advisory and portfolio management services to the Target Date Funds. The Adviser has supervisory responsibility for the management and investment of each Target Date Fund’s assets and develops overall investment strategies for the Target Date Funds. The Adviser may, from time to time, elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or ETFs for the Target Date Funds. As further discussed below, the Adviser’s management responsibilities also include the evaluation, selection and monitoring of Sub-Advisers.
For the Target Date Funds, the Adviser is also responsible for, among other things, determining the asset class allocation range for the Target Date Funds and ensuring that asset class allocations are consistent with the guidelines that have been approved by the Board of Directors. The Adviser allocates the investments of each Target Date Fund among certain Select Funds.
With respect to the Select Funds, the Adviser is a “manager of managers” and continuously monitors the performance and operations of the Sub-Advisers and the allocation of the assets of certain Select Funds among them. The Adviser oversees each Sub-Adviser’s adherence to its stated investment strategies and compliance with the relevant Select Fund’s investment objective, policies and limitations. The Adviser is responsible for overseeing Sub-Advisers and recommending their hiring to the Board of Directors. The appointment of any new Sub-Advisers must be approved by the Board of Directors. The Trust has been granted an order from the SEC to allow the approval of new Sub-Advisers and Sub-Advisory Agreements without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days. Subject to the conditions of a separate order from the SEC, the Board and the Adviser may enter into and materially amend Sub-Advisory Agreements with Sub-Advisers that have been approved by the vote of a majority of the members of the Board at a non-in-person meeting. The Select Funds may not enter into a sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the 1940 Act) (Affiliated Sub-Adviser) unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Select Fund’s shareholders. The Adviser also monitors continuity in the Sub-Advisers’ operations and changes in investment personnel and senior management and performs due diligence reviews of each Sub-Adviser. The Adviser also has the authority to give investment instructions for the purpose of facilitating the transition of Fund assets between Sub-Advisers and/or other investments. A discussion regarding the basis for the approval of the Advisory and/or Sub-Advisory Agreements by the Board of Directors is available in the Funds’ reports filed on Form N-CSR for the fiscal period ended December 31, 2025.
During the fiscal year ended December 31, 2026, the Select Class of each Target Date Fund is expected to pay monthly aggregate management fees to the Adviser and its respective Sub-Adviser at the following annual percentage rate of its average daily net assets.
Fund	Management Fee*
MyDestination 2015 Fund	0.10%(1)
66 | GuideStone Funds Prospectus

Fund	Management Fee*
MyDestination 2025 Fund	0.10%(1)
MyDestination 2035 Fund	0.10%(1)
MyDestination 2045 Fund	0.10%(1)
MyDestination 2055 Fund	0.10%(1)
MyDestination 2065 Fund	0.10%(1)

*
Refer to each Target Date Fund’s summary prospectus for current management fee information.
(1)
The inception date of the Select Class of each Target Date Fund was July 31, 2026. In addition, the Target Date Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.
The Adviser has agreed to reimburse expenses to the extent needed to limit total annual Fund operating expenses (Expense Limitation) as reflected in the table below for the following Funds:
Contractual Expense Limitation
Fund	Select Class
MyDestination 2015 Fund	0.35%
MyDestination 2025 Fund	0.35%
MyDestination 2035 Fund	0.35%
MyDestination 2045 Fund	0.35%
MyDestination 2055 Fund	0.35%
MyDestination 2065 Fund	0.35%
For the Target Date Funds, the Expense Limitation applies to the operating expenses of each Fund, excluding extraordinary expenses. Should it be needed, the Expense Limitation for the Target Date Funds will remain in place until April 30, 2028. Pursuant to these agreements, the Adviser may be repaid expenses it previously reimbursed within three years from the date on which the Adviser has made such reimbursement so long as that repayment does not cause a Target Date Fund to exceed the Expense Limitation in place on the date on which (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower.
Sub-Advisers
What is a Sub-Adviser?
Each Sub-Adviser makes the day-to-day investment decisions for a fund’s assets that it manages, subject to the supervision of the Adviser and the Board of Directors. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of the Target Date Funds' Sub-Adviser and respective staff who are jointly and primarily responsible for the day-to-day management of a Target Date Fund’s assets. Information about portfolio manager compensation, other accounts managed by the portfolio managers and portfolio manager ownership in the Target Date Funds can be found in the SAI.
Target Date Funds:
Parametric Portfolio Associates LLC (Parametric), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $2.0 trillion in assets under management. As of June 30, 2026, Parametric had total firm assets under management of approximately $763.6 billion. Parametric uses a team approach to manage an assigned portion of each Target Date Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, Jennifer Mihara, Head of Equity Fund Management, Zach Olsen, CFA, Senior Portfolio Manager, and Gordon Wotherspoon, Head of Equity Separately Managed Accounts. Messrs. Fong, Olsen and Wotherspoon and Ms. Mihara have each been with Parametric for more than five years.
GuideStone Funds Prospectus | 67

Cash Overlay Program:
Parametric Portfolio Associates LLC (Parametric), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric whereby Parametric is responsible for monitoring and investing cash balances of the Fund. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $2.0 trillion in assets under management. As of June 30, 2026, Parametric had total firm assets under management of approximately $763.6 billion. Parametric uses a team approach to manage the Funds’ Cash Overlay Program. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, and Zach Olsen, CFA, Senior Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
68 | GuideStone Funds Prospectus

Service Providers
The following chart provides information on the Target Date Funds' primary service providers.

GuideStone Funds Prospectus | 69

Shareholder Information
Eligible Investors
Transactions with the Select Class of the Target Date Funds can only be made through your retirement plan. Your employer and GuideStone have their own procedures for transmitting transaction orders and payments to the Target Date Funds' transfer agent. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law. Contact your employer or GuideStone for more information. The Target Date Funds are not available or eligible to be investment options of any “plan or program of a government entity” as defined in Rule 206(4)-5 under the Investment Advisers Act of 1940. The Target Date Funds reserve the right to refuse to accept investments at any time. GuideStone may invest for its own account, including reserves and endowment, in any class of the Target Date Funds. For more information on the purchase or redemption of Select Class shares of the Target Date Funds, see the section entitled “Summary of Other Important Fund Information” in this Prospectus.
Minimum Account Size
Select Class Accounts: Select Class shares are available to retirement plans with total plan assets of $2 billion or more with the GuideStone recordkeeping platform, as determined by GuideStone in its sole and reasonable discretion.
At the discretion of the Trust’s officers, the initial investment minimums and account size requirements noted for the Select Class of shares may be waived.
Other Information
Escheatment Laws: Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (escheatment) notification by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to a Fund (if shares are held directly with a Fund) or to the shareholder’s financial intermediary (if shares are not held directly with a Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on the state’s official website.
Customer Identification
A Target Date Fund (or a shareholder service provider acting on a Target Date Fund’s behalf) seeks to obtain identification information for new accounts so that the identity of Target Date Fund investors can be verified consistent with regulatory requirements. A Target Date Fund may limit account activity until investor identification information can be verified. If a Target Date Fund is unable to obtain sufficient investor identification information such that the Target Date Fund may form a reasonable belief as to the true identity of an investor, the Target Date Fund may take further action including closing the account.
70 | GuideStone Funds Prospectus

Transactions with the Target Date Funds
The Select Class of the Target Date Funds are only available for investment by participants of retirement plans with total plan assets of $2 billion or more with the GuideStone recordkeeping platform. Your employer and GuideStone have their own procedures for transmitting transaction orders and payments to the Target Date Funds' transfer agent. Please note that the Select Class of the Target Date Funds are not offered broadly across all 50 states and other jurisdictions, including not being offered in Nebraska and Oklahoma. For more information, please contact your employer or GuideStone to contribute, withdraw or conduct other transactions.
GuideStone Funds Prospectus | 71

More Shareholder Information
How Share Price is Calculated
The Northern Trust Company (Northern Trust) normally determines the NAV per share of each class of each Target Date Fund as of the close of regular trading on the New York Stock Exchange (NYSE), which is generally 4:00 p.m. Eastern Time on each day that the NYSE is open for trading or as such other times as the NYSE may officially close (Business Day). The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. Target Date Fund shares will generally not be priced on any day the NYSE is closed for trading (e.g., market holidays). The Target Date Funds will also remain closed on days when the NYSE is closed and the Securities Industry and Financial Markets Association recommends that the bond markets remain open. The NAV for a class of shares of a Target Date Fund is determined by adding the pro rata portion of the total value of the Target Date Fund’s investments, cash and other assets attributable to that class, deducting the pro rata portion of the Target Date Fund’s liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since the NAV for each Target Date Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Target Date Fund will vary by class.
Because the Target Date Funds invest primarily in shares of the Select Funds, the price of each of the Target Date Funds’ shares is based upon the NAV of the shares of those underlying investments. In turn, the NAV per share of each underlying investment is based upon the values of the obligations, stocks and other investments held by the underlying investment. Therefore, the price of a share of a Target Date Fund will fluctuate in relation to its asset allocation among the underlying investments and the value of the portfolio investments of the underlying investments.
What is the Net Asset Value or “NAV”?
NAV =	Assets – Liabilities
Outstanding Shares
Investments by the Target Date Funds in other registered investment companies are valued based upon the NAV of those registered investment companies (which may use fair value pricing as discussed in their prospectuses).
The Board of Directors has designated the Adviser as the valuation designee pursuant to Rule 2a-5. The Adviser, as the valuation designee, performs the fair value determinations relating to Target Date Fund investments, subject to oversight by the Board of Directors. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Target Date Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a valuation committee to assist with its designated responsibilities as valuation designee.
Purchase of Shares
Purchasing Select Class shares of a Target Date Fund can only be made through your retirement plan. Your employer and GuideStone have their own procedures for transmitting contributions and orders to the Target Date Funds transfer agent. These procedures may require additional days to process contributions and other transactions. The Target Date Fund shares are sold at NAV without a front-end sales load or a back-end sales load.
Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued.
The Target Date Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. The Target Date Funds also reserve the right to waive or change investment minimums at any time, without notice. The Target Date Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Target Date Funds’ management, they are deemed to be in the best interests of the Target Date Funds. The Target Date Funds will not accept any third party or foreign checks.
In accordance with the Trust’s Trust Instrument, GuideStone will, at all times, directly or indirectly, own, control or hold the power to vote at least 60% of the outstanding shares of the Trust. The Trust shall refuse to accept any investment in any fund of
72 | GuideStone Funds Prospectus

the Trust, if, after such investment, GuideStone would not own control or hold with power to vote at least 60% of the outstanding shares of the Trust.
Redemption of Shares
Select Class shares of the Target Date Funds are redeemable and may be redeemed by contacting GuideStone, the retirement plan recordkeeping agent. Your employer and GuideStone may have their own procedures for transmitting withdrawals and other transactions to the Target Date Funds' transfer agent. These procedures may require additional days to process withdrawals and other transactions, to the extent permitted by law.
Request In Good Order
Investments in the Select Class of the Target Date Funds can only be made through a retirement plan. Your employer and GuideStone have their own procedures for transmitting transaction orders and payments to the Target Date Funds’ transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.
Right to Redeem In Kind
Under certain circumstances, the funds may honor redemption requests of certain affiliated persons using portfolio securities or other assets (redemptions in kind). Specifically, redemptions in kind may be effected for redeeming shareholders who are considered “affiliated persons” of a fund by virtue of controlling, being controlled by or under common control with the Adviser. The Board has adopted procedures for redemptions in kind of affiliated persons of a fund, as described in the SAI.
Purchases In Kind
Each fund may accept payment for shares in the form of securities that are permissible investments for the fund from persons who are considered “affiliated persons” of the fund by virtue of controlling, being controlled by or under common control with the Adviser. A fund will not accept securities in exchange for shares of the fund unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the fund whose shares are to be issued; and (2) the affiliated person represents and agrees that all securities offered to be exchanged for shares of the fund are not subject to any restrictions upon their sale by the portfolio under the Securities Act of 1933, or under the laws of the country in which the principal market for such securities exists, or otherwise.
Account Statements
The Select Class shares of a Target Date Fund are held by a retirement plan, and the retirement plan sponsor determines whether an account statement will be sent to you and the frequency of those accounts statements, if applicable.
Exchanging Shares
What is an exchange?
An exchange of shares of one fund of the Trust for shares of another fund of the Trust is really two transactions — a redemption of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and redemptions apply to exchanges.

Through your retirement plan, you may exchange Select Class shares of one Target Date Fund for Select Class shares in one or more of the other Target Date Funds. Contact GuideStone for more information.
Frequent Purchases and Redemptions
Frequent purchases and redemptions of fund shares by short-term traders present risks for other shareholders of the funds, including, among other things, dilution in the value of fund shares held by long-term shareholders, interference with the efficient management of the funds’ portfolios and increased brokerage and administrative costs. Market timing strategies often
GuideStone Funds Prospectus | 73

involve frequent purchases and sales of fund shares. For these reasons, among others, the Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of fund shares by shareholders. Pursuant to these policies, the funds do not accommodate frequent purchases and redemptions of fund shares by shareholders. The funds do not have any arrangements with any person to permit frequent purchases and redemptions. The funds implement the following procedures to deter frequent purchases and redemptions of fund shares by shareholders.
If within a 60 calendar day period, a shareholder redeems or exchanges out of a fund, subsequently purchases or exchanges back into the same fund and then redeems or exchanges out of that fund, the shareholder will not be permitted to transfer back into the fund through a purchase or exchange for 90 calendar days. For purposes of this policy, the funds may consider trading activity in multiple accounts under common control, influence or ownership together to the extent they can be identified.
Compliance may provide exceptions to these policies and procedures when the Chief Compliance Officer of the Trust determines that certain types of transactions do not present the material risks that these policies and procedures are designed to mitigate. These exceptions are noted below.
Exceptions. These policies and procedures are not applied to certain transactions made within a retirement or employee benefit plan, such as payroll or employer contributions, rollovers, minimum required distributions, loans and loan repayments, hardship withdrawals, plan terminations or other transactions that are initiated by a party other than the plan participant.
The Trust may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.
The Trust may waive the provisions of the foregoing with respect to any transaction if it is determined that no harm has or would occur to the funds or their shareholders and that the interests of the funds or their shareholders have not and would not be subordinated to those of the Adviser or any of its affiliates. In making such a determination, the Trust may consider various factors, such as the amount, frequency and nature of trading activity. In determining whether a transaction is unlikely to be detrimental to a fund, the Trust’s officers will be required to make judgments that are inherently subjective and will depend on the specific facts and circumstances reasonably available to them. Such determinations will be made in a manner believed to be in the best interests of the funds’ shareholders.
Rights Reserved. The funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Trust determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates these policies and procedures. Additionally, the funds may, in their discretion, reject any purchase or exchange into a fund from any individual(s) or institution(s) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares. Such fund shareholders may be barred from future purchases of the funds. Nothing herein shall be construed as to limit or restrict the funds’ right to reject a purchase or exchange request for any reason.
Telephone and Online Transactions
Since the Select Class shares of the Target Date Funds are only available to retirement plans within the GuideStone recordkeeping platform, telephone requests directly to the Target Date Funds or their service providers are unavailable. Contact your employer or GuideStone for information about how to redeem or transact your Select Class shares of the Target Date Funds.
Duplicate Mailing to Same Household
The Funds seek to eliminate duplicate mailings to the same household. However, householding does not apply when invested in the funds through a retirement plan.
Distributions
What is net investment income?
Net investment income generally consists of interest and dividends a Target Date Fund earns on its investments less accrued expenses.
74 | GuideStone Funds Prospectus

Each Target Date Fund declares and pays dividends from its net investment income annually. Each Target Date Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions.
Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will automatically be reinvested in additional Target Date Fund shares. Cash distributions are not available for retirement plan accounts.
Portfolio Holdings
The Select Class of each Target Date Fund may publish on the retirement plan website complete portfolio holdings for a Target Date Fund as of the end of each fiscal quarter, subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. The Select Class of the Target Date Funds may, however, at their discretion, publish these holdings earlier than 15 calendar days, if deemed necessary. In addition, the Select Class of the Target Date Funds may publish on the retirement plan website quarter-end portfolio characteristics data subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. This information may be available on the retirement plan website at least until the date on which the Select Class of a Target Date Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. In addition, a description of the funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the SAI and on the funds’ website at GuideStoneFunds.com.
Taxes
Federal Income Tax. As long as a fund, including the Target Date Funds, meets the requirements for being treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, which each Target Date Fund has done since inception and intends to continue to do, it pays no federal income tax on the net earnings and net realized gains it distributes to its shareholders. Each Target Date Fund will notify you following the end of each calendar year of the amount of dividends and other distributions paid to you that year.
Since your investment in the Select Class of the Target Date Funds is through a retirement plan, please consult your tax adviser regarding the effects of an investment in a Target Date Fund on your tax situation.
Additional Information
The Board of Directors oversees generally the operations of the funds, including the Target Date Funds. The Trust enters into contractual arrangements with various parties, including among others, the Adviser, Sub-Advisers, custodian, transfer agent and accountants, who provide services to the funds. Shareholders are not parties to any such contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Select Class of the Target Date Funds that you should consider in deciding whether to purchase Target Date Fund shares. Neither this Prospectus nor the SAI is intended, nor should be read, to be or create an arrangement, or contract between the Trust or a Target Date Fund and any investor, or to create any rights in a shareholder or other person other than any rights under federal or state law that may not be waived.
GuideStone Funds Prospectus | 75

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Target Date Funds for the past five years or since inception. Because the Select Class shares have not yet commenced operations as of the date of this Prospectus, financial highlights for the Institutional Class shares are shown. Certain information reflects financial results for a single Target Date Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Target Date Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by PricewaterhouseCoopers LLP, the Target Date Funds' independent registered public accounting firm, whose report, along with the Target Date Funds' financial statements, is included in the annual report, which is available upon request.
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2025	$9.71	$0.34	$0.82	$1.16	$(0.39)	$(0.22)	$(0.61)	$10.26	11.94%	$307,264	0.09%	0.14%	3.35%	25%
2024	9.60	0.33	0.43	0.76	(0.38)	(0.27)	(0.65)	9.71	7.80	290,928	0.09	0.15	3.27	32
2023	8.99	0.25	0.75	1.00	(0.27)	(0.12)	(0.39)	9.60	11.17	242,558	0.10	0.15	2.69	27
2022	11.09	0.19	(1.61)	(1.42)	(0.19)	(0.49)	(0.68)	8.99	(12.87)	224,236	0.11	0.15	1.91	21
2021	10.95	0.17	0.59	0.76	(0.26)	(0.36)	(0.62)	11.09	6.98	207,506	0.12	0.14	1.46	17

MyDestination 2025 Fund
Institutional Class
2025	$10.17	$0.34	$0.99	$1.33	$(0.38)	$(0.34)	$(0.72)	$10.78	13.19%	$862,365	0.08%	0.12%	3.16%	24%
2024	10.04	0.32	0.61	0.93	(0.37)	(0.43)	(0.80)	10.17	9.17	768,941	0.08	0.13	3.07	26
2023	9.21	0.25	0.93	1.18	(0.26)	(0.09)	(0.35)	10.04	12.83	680,628	0.09	0.13	2.58	31
2022	11.53	0.18	(1.80)	(1.62)	(0.17)	(0.53)	(0.70)	9.21	(14.11)	606,791	0.11	0.13	1.76	14
2021	11.10	0.16	0.85	1.01	(0.28)	(0.30)	(0.58)	11.53	9.17	524,604	0.12	0.13	1.41	9

MyDestination 2035 Fund
Institutional Class
2025	$10.91	$0.32	$1.39	$1.71	$(0.36)	$(0.34)	$(0.70)	$11.92	15.72%	$1,039,548	0.09%	0.12%	2.77%	14%
2024	10.46	0.29	0.97	1.26	(0.33)	(0.48)	(0.81)	10.91	11.83	855,212	0.09	0.12	2.59	19
2023	9.36	0.23	1.28	1.51	(0.23)	(0.18)	(0.41)	10.46	16.23	699,632	0.09	0.12	2.33	11
2022	12.00	0.17	(2.11)	(1.94)	(0.16)	(0.54)	(0.70)	9.36	(16.26)	572,407	0.13	0.13	1.67	11
2021	11.19	0.17	1.32	1.49	(0.30)	(0.38)	(0.68)	12.00	13.29	488,921	0.12	0.12	1.43	10

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

76 | GuideStone Funds Prospectus

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2025	$11.63	$0.30	$1.85	$2.15	$(0.32)	$(0.29)	$(0.61)	$13.17	18.57%	$921,855	0.12%	0.12%	2.40%	8%
2024	10.76	0.25	1.33	1.58	(0.27)	(0.44)	(0.71)	11.63	14.52	715,306	0.13	0.13	2.09	17
2023	9.37	0.22	1.55	1.77	(0.21)	(0.17)	(0.38)	10.76	18.94	561,262	0.11	0.12	2.12	10
2022	12.10	0.17	(2.24)	(2.07)	(0.15)	(0.51)	(0.66)	9.37	(17.08)	437,044	0.13	0.13	1.61	7
2021	10.97	0.17	1.65	1.82	(0.30)	(0.39)	(0.69)	12.10	16.61	422,303	0.13	0.13	1.41	10

MyDestination 2055 Fund
Institutional Class
2025	$17.07	$0.42	$2.89	$3.31	$(0.45)	$(0.33)	$(0.78)	$19.60	19.42%	$520,345	0.15%	0.15%	2.29%	7%
2024	15.47	0.33	2.07	2.40	(0.37)	(0.43)	(0.80)	17.07	15.38	370,740	0.14	0.15	1.96	15
2023	13.31	0.30	2.34	2.64	(0.29)	(0.19)	(0.48)	15.47	19.88	266,002	0.14	0.16	2.08	9
2022	17.11	0.23	(3.20)	(2.97)	(0.21)	(0.62)	(0.83)	13.31	(17.43)	184,087	0.17	0.17	1.56	7
2021	15.37	0.24	2.44	2.68	(0.42)	(0.52)	(0.94)	17.11	17.46	178,971	0.17	0.17	1.39	11

MyDestination 2065 Fund(3)

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)
Fund commenced operations on December 31, 2025. There was no operational activity other than the receipt of initial seed capital.  As the fund has not commenced investment operations, an alternative commencement date for performance calculation purposes has been elected.
 The Net Asset Value and Net Assets for both share classes are disclosed on the Statements of Assets and Liabilities.

GuideStone Funds Prospectus | 77

Glossary
30-Day SEC Yield — A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ended on the last day of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.
Acquired Fund Fees and Expenses — Fees and expenses attributable to any company in which a mutual fund invests or has invested during the relevant fiscal period that (a) is an investment company or (b) would be an investment company under Section 3(a) of the 1940 Act but for sections 3(c)(1) and 3(c)(7) of the 1940 Act. In the event the fees and expenses incurred indirectly by a mutual fund as a result of investment in shares of one or more acquired funds do not exceed 0.01% of the average net assets of that mutual fund, the mutual fund may include these fees and expenses under the sub-caption “Other expenses” in the mutual fund’s fee table. Total annual fund operating expenses reflected in a mutual fund’s fee table may not correlate to the ratio of expenses to average net assets reported in a mutual fund’s financial highlights table, which reflects the operating expenses of a mutual fund and does not include Acquired Fund Fees and Expenses.
Active Management — A style of investment management where the portfolio manager actively makes investment decisions and initiates buying and selling of securities in an effort to maximize return. It is the opposite of passive management, where the portfolio manager oversees a static portfolio structured to match the performance of a selected part of the market or index.
American Depositary Receipt (ADR) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.
Amortized Cost — This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This accounting method is used for the Money Market Fund.
Annualize — The conversion of a cumulative rate of return to an annual rate of return that includes the effect of compounded returns, for periods other than a one-year period. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.
Asset-Backed Securities — Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in “pools” of assets in which payments of both interest and principal on the securities are made periodically.
Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.
Basis Point — One basis point is 0.01%, or 1/100 of a percentage point. Thus 100 basis points equal 1% percent.
Below-Investment Grade Bond (High Yield or Junk Bonds) — A bond that has a credit rating of Ba1 or lower by Moody's or the equivalent by S&P Global Ratings or Fitch (or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) and that pays a higher yield to compensate for the greater credit risk.
Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large capitalization equity portfolios.
Capital Gain/Loss — A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.
Commercial Paper — The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.
78 | GuideStone Funds Prospectus

Commodities — Commodities are raw materials or agricultural products such as sugar, corn, gold or oil, among many others. Commodities may be grouped into different classifications for regulatory purposes, such as energy, agricultural (including livestock), precious metals, industrial metals, among many others. Additionally, a commodity is all services, rights, and interests in which contracts for future delivery are presently or in the future dealt in, such as financial instruments. Investments in the commodities markets can include direct physical trading in the form of spot transactions and derivatives trading in the form of futures and options on futures.
Concentration Risk — Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.
Correlation — The statistical measure which indicates the tendency of two variables moving together.
Credit Quality — A measure that reflects the rating assigned by Moody’s Investors Service, Inc., S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. to fixed income securities. It rates the issuing entity’s capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated Aa category, which is the highest possible rating a corporate bond can receive. Investment quality ratings include Aaa, Aa, A and Baa. Bonds rated Ba or lower are considered high yield or junk bonds.
Credit Ratings — See Credit Quality.
Credit Risk — A risk that an issuer may default on its securities causing a loss to the debt holder.
Currency Exchange Rate — A quotation used to indicate the value of a foreign currency relative to one unit of local currency.
Currency Risk — Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.
Current Income — Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.
Default Risk — Risk that an issuer will be unable to timely meet interest and principal payments.
Deflation — Deflation is a decrease in the general price level of goods and services. Deflation may be caused by a reduction in the supply of money or credit, or by a decrease in government, personal or investment spending.
Developed Markets — Financial markets in countries with developed economies. Examples include, but are not limited to, the United States, United Kingdom, Germany, France and Japan.
Dividend — Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund’s investments.
Dividend Yield — Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.
Downgraded — The act of lowering the credit rating of a fixed income instrument.
Effective Duration — A calculation that measures the price sensitivity of a bond or a bond fund to changes in interest rates taking into account embedded options and floating interest rates.
Emerging Markets — Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
Equity — Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.
GuideStone Funds Prospectus | 79

Exchange-Traded Funds (ETFs) — ETFs are open-end investment companies (or unit investment trusts) whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.
Expense Ratio — Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.
Federal Deposit Insurance Corporation (FDIC) — Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.
Fixed Income Securities — A security that pays a fixed-rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed-rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.
Foreign Issuers — Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
Forward Contracts — A privately negotiated contract permitting the holder to purchase or sell a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.
Frontier Markets — A subset of emerging market countries that are investable but may have lower market capitalization and liquidity and may be more politically unstable than the more developed emerging markets.
Futures Contracts — A standardized agreement to buy or sell a specified amount of a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market). Interest rate futures contracts are a type of financial futures contract that calls for the future delivery of U.S. government securities or index-based futures contracts. The value of interest rate futures contracts changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.
Global Depositary Receipt (GDR) — Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.
Hedging — The practice of undertaking one investment activity in order to protect against losses in another.
Illiquid Securities — A security that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For a money market fund, illiquid security means a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by a money market fund.
Impact Investing — An investment approach intentionally seeking to have a positive impact alongside financial returns.
Indirect Fees and Expenses — Fees and expenses borne indirectly by a mutual fund shareholder through his/her investment in a mutual fund that owns acquired funds.
Inflation — The rate at which the general level of prices for goods and services rises, and correspondingly, purchasing power falls.
Inflation-Protected Bonds — Fixed income instruments whose principal and/or interest is adjusted periodically for inflation. Inflation-protected bonds are also known as inflation-indexed bonds.
Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.
80 | GuideStone Funds Prospectus

Interest Rate Floors and Caps — The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate.
Interest Rate Risk — Risk that changes in interest rates may adversely affect the value of an investor’s securities portfolio. When interest rates rise, the market value of fixed income instruments (such as bonds) may decline. Similarly, when interest rates decline, the market value of fixed income instruments may increase.
International Equity Securities — Investments in non-U.S. stocks or equity securities.
Investment Grade Bond — See Credit Quality.
Maturity — The date at which a debt instrument is due and payable.
Micro-Capitalization Companies — Micro-capitalization companies have market capitalizations that are less than those of small capitalization companies and may involve greater risk and be more volatile and less liquid than an investment in a larger company. Micro-capitalization companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Micro capitalization companies may have limited financial resources, management experience and market diversification.
Money Market Instruments — Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.
Net Asset Value (NAV) — The market value of a fund share. For the Funds, this value is net of all expenses. For each Fund other than the Money Market Fund, the NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The Money Market Fund’s NAV is calculated using the amortized cost method of valuation.
Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. There are several different types of options, which may include interest rate options, yield curve options and options on mortgage-backed securities. Interest rate options are a type of option that provides the owner the right to purchase or sell U.S. government securities or index-based options. Yield curve options and options on stock indexes provide the holder with the right to make or receive a cash settlement upon exercise of the option. Options on mortgage-backed securities entitle the holder to purchase or sell mortgage-backed securities, which are fixed income investments that generate interest revenue through pools of home loan mortgages.
Passive Management — A style of investment management that seeks to attain performance equal to the market or a particular index. In pure index funds, no judgments are made about future market movements, although more sophisticated managers usually offer tilted portfolios.
Political Risk — Risk associated with uncertain political environments when investing in securities. Political risks tend to be greater in foreign markets than the U.S. market, and emerging markets have greater political risks relative to developed markets.
Prepayment Risk — Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is reinvested at lower interest rates.
Price-to-Book (P/B) Ratio — The weighted average of the P/B ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.
Price-to-earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing
GuideStone Funds Prospectus | 81

public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.
Principal — Face amount of a debt instrument on which interest is either owed or earned.
Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not subject to federal income tax on net income and net realized gains that are distributed to shareholders, provided they comply with certain requirements of the Code.
REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.
Real Return — An inflation-adjusted return, that is total return reduced by the expected impact of inflation. It is the return that when compounded with inflation gives the nominal return for the same security.
Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.
Rule 2a-7 — Rule under the Investment Company Act of 1940, as amended, which allows for the use of the amortized cost method of accounting for government money market funds and retail money market funds as long as the portfolio complies with the requirements of Rule 2a-7, including parameters related to credit quality, security type, liquidity and maturity. The Money Market Fund is a government money market fund that adheres to the requirements of Rule 2a-7.
Securities Lending — A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.
Select Funds — GuideStone Funds that directly invest in different types of fixed income securities, equity securities or other investments to meet their respective investment objectives. Seventeen (10 equity, four bond, one real assets, one alternative and one money market) separate Select Funds are offered through GuideStone Funds. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (Sub-Advisers) within a single Select Fund.
Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.
Total Return — Return on an investment including both appreciation/(depreciation) and interest or dividends.
Transfer Agent — The agent that processes and records purchases and sales of Fund shares for all classes. BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent for the Funds.
Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.
U.S. Securities and Exchange Commission (SEC) — An independent federal government agency created by an act of Congress, entitled the “Securities Exchange Act of 1934,” as the regulator of the securities markets. The SEC is responsible for protecting investors, maintaining fair and orderly functioning of the securities markets, and facilitating capital formation. The SEC may bring civil actions against alleged violators of federal securities laws and regulations, either in federal court or before an administrative judge.
Weighted Average Life Maturity — Weighted average life portfolio maturity is measured without reference to any Rule 2a-7 provision that otherwise would permit the Money Market Fund to shorten the maturity of an adjustable-rate security by reference to its interest rate reset dates.
82 | GuideStone Funds Prospectus

Weighted Average Market Capitalization — The weighted average is computed by weighing each company’s market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.
Weighted Average Maturity — The weighted average is computed by weighing each security’s maturity date by the market value of the security in the Money Market Fund.
Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.
Yield Spreads — A difference in yield between various issues of securities.
Yield to Maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and realized capital gains or losses.
GuideStone Funds Prospectus | 83

For More Information
You can learn more about the Funds by requesting the following free documents:
Statement of Additional Information (SAI): Provides additional information about the Select Class of the Target Date Funds’ policies, investment restrictions, risks and business structure. The SAI is incorporated by reference into this Prospectus (i.e., is legally considered a part of this Prospectus).
Annual/Semi-Annual Report to Shareholders and Form N-CSR Filed with the SEC: Additional information about the Target Date Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to Shareholders of the Funds and in Form N-CSR, as they become available. The Annual Report to Shareholders provides a discussion of market conditions and investment strategies that significantly affected each Target Date Fund's performance during its last fiscal year. In Form N-CSR, you will find the Target Date Funds’ annual and semi-annual financial statements.
If you have questions, need information about your account or would like to request these free documents, contact your employer or GuideStone® by phone at 1-888-98-GUIDE (1-888-984-8433) from 7 a.m. to 6 p.m. CT, Monday through Friday or by mail at:
GuideStone Funds
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
You may also get free copies by:
●
Accessing them on the EDGAR Database on the SEC’s website —
http://www.sec.gov.
●
Requesting copies (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov.

Funds distributed by Foreside Funds Distributors LLC
190 Middle Street, Suite 301, Portland, ME 04101
1-888-98-GUIDE (1-888-984-8433)
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

811-10263	© 2026 GuideStone Funds®	2318	7/26

Statement of Additional Information (SAI)
July 31, 2026

SELECT
TARGET DATE FUNDS
MyDestination 2015 Fund	GMTSX
MyDestination 2025 Fund	GMWSX
MyDestination 2035 Fund	GMHSX
MyDestination 2045 Fund	GMYSX
MyDestination 2055 Fund	GMGSX
MyDestination 2065 Fund	GMMSX
The Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Funds’ current Prospectus for the Select Class shares dated July 31, 2026, and as amended from time to time. The financial statements contained in the Funds’ Annual Report for the fiscal year ended December 31, 2025, are incorporated by reference into this SAI. When available, you can obtain a free copy of the current Prospectus, Annual Report and Semi-Annual Report by calling 1-888-98-GUIDE (1-888-984-8433).

Statement of Additional Information

History of the Funds
GuideStone Funds® (Trust), formerly AB Funds Trust, is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. On September 13, 2005, AB Funds Trust changed its name to GuideStone Funds. The Trust has established the Target Date Funds series (each, a Target Date Fund and collectively, the Target Date Funds), which are described in this SAI. The Target Date Funds series include the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund and MyDestination 2065 Fund. Each Fund is a separate mutual fund with its own investment objective, strategies and risks.
Each Target Date Fund is a “Fund of Funds,” which means that it generally does not buy securities directly, but rather allocates its assets among a different mix of Select Funds (as defined below) to meet a specified investment objective. The Select Funds, in turn, invest directly in different types of fixed income obligations, equity securities or other investments to meet their investment objectives. The Select Funds include the Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund (with the Target Date Funds, each a Fund and collectively with the Target Date Funds, the Funds).
The Trust has issued the Select Class of shares, which is described in this SAI. The Board of Directors of the Trust (the Board or Board of Directors) may issue additional classes of shares or series at any time without prior approval of the shareholders.
Description of Investments and Risks
The following should be read in conjunction with the Fund Summary of each Target Date Fund in the Select Class of the Target Date Funds’ Prospectus, specifically the sections entitled “Investment Objective,” “Principal Investment Strategies,” “Principal Investment Risks” and “Additional Information About Principal Strategies and Risks.” Unless otherwise defined in this SAI, the capitalized terms used herein have the respective meanings assigned to them in the Prospectus.
You should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Target Date Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Target Date Funds apply only at the time of a transaction.
GuideStone Capital Management, LLC (Adviser) serves as the investment adviser to the Funds and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (GuideStone). The Target Date Funds are series of an open-end, management investment company as defined in the Investment Company Act of 1940, as amended (1940 Act). All of the Target Date Funds are classified as diversified Funds under the 1940 Act. The Adviser allocates each Target Date Fund’s investments among a mix of Select Funds. Rather than making the day-to-day investment decisions for the Select Funds, the Adviser acts as a manager of managers and retains various investment management firms (each, a Sub-Adviser and collectively, the Sub-Advisers) to do so. From time to time, the Adviser may elect to trade individual stocks, fixed income securities, private placements, third-party mutual funds or exchange-traded funds (ETFs) for a Target Date Fund in order to manage a Target Date Fund’s risk. The Sub-Advisers may invest in all the instruments or use all the investment techniques permitted by each Fund’s Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by each Fund’s investment policies and restrictions. Please refer to the Select Funds' Prospectus and SAI for more information.
In accordance with GuideStone's Christian values, the Target Date Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with

GuideStone Funds

the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Target Date Fund's investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Target Date Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without the approval of GuideStone as the holder of a majority of the outstanding shares of the Trust.
Each Target Date Fund invests primarily in a diversified portfolio of Select Funds, and unless indicated otherwise, the description of investments and risks in this SAI applies to the Target Date Funds through their investments in the Select Funds.
Each Target Date Fund may from time to time invest and reinvest up to 10% of its assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts to gain exposure to the equity and fixed income markets on cash balances. Any such investment will be made for cash management purposes and will seek to provide market exposure approximating the strategic asset allocation of the applicable Target Date Fund.
Affiliated Persons. Instrument selection and the ability to engage in transactions with preferred counterparties or service providers is restricted by the 1940 Act's provisions related to transactions with Fund affiliates. An affiliated person of a Fund's Sub-Adviser is considered to be an affiliated person of that Fund, and as such, that Sub-Adviser cannot engage its affiliated person as a prime broker or over-the-counter (OTC) counterparty for that Fund. In addition, a counterparty's own affiliations and conflicts could restrict its ability to provide the Funds with desired products or services. For example, affiliates of investment banks may be unable to provide derivatives tied to the securities of companies that the investment bank is advising. This could result in strategy implementation using different instrument types or counterparties than what the Sub-Adviser would otherwise have used or might use for accounts that are not registered investment companies.
Asset-Backed Securities. The Funds may purchase asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy.
Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities and to extension risk (the risk that an issuer of a security will make principal payments slower than anticipated by the investor, thus extending the securities’ duration). The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.
Certificates for Automobile ReceivablesSM (CARSSM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on
Statement of Additional Information

underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage or loss of the vehicles securing the contracts; or other factors.
Credit card receivable securities are backed by receivables from revolving credit card agreements (Accounts). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer’s ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.
Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder. A Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.
Bankers’ Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. The Funds may invest in such obligations issued by U.S. or foreign issuers. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.
The Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time

GuideStone Funds

deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers’ acceptances, which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. U.S. branches of foreign banks may be considered domestic banks if it can be demonstrated they are subject to the same regulation as U.S. banks.
Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.
Below-Investment Grade Securities. The Funds may invest their assets in fixed income securities that are rated below-investment grade (i.e., high yield or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Service, Inc. (Moody’s) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (Fitch)) or that are unrated but deemed equivalent to those rated below-investment grade by the Adviser or a Sub-Adviser. The lower the ratings of such securities, the greater their risks. Below-investment grade securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk.
The yields on below-investment grade securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
The risk of loss through default is greater because below-investment grade securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund’s net asset value (NAV) per share.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit a Fund’s ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund’s NAV. In cases where market quotations are not available, below-investment grade securities are valued using guidelines established by the Board of Directors.
Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security. Subsequent to its purchase by a Fund, the rating of an
Statement of Additional Information

issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by a Bond Fund. In such a case, the Sub-Adviser will take action that it believes to be advantageous to a Fund, including continuing to hold the downgraded securities.
Ratings, however, are general and are not absolute standards of quality. There is no guarantee that the ratings provided by ratings agencies will necessarily provide an accurate reflection of the credit quality of the securities they rate. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.
Cash Management. Each Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in the Money Market Fund. To the extent a Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.
Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (CDOs), which are securitized interests in pools of, generally non-mortgage, assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) or collateralized bond obligation (CBO) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinated to it.
Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. Risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale; and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase a Fund’s overall exposure to the credit of the issuer of such securities. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected.
Commercial Paper. The Funds may invest in commercial paper, which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions and similar instruments the interest on which is subject to federal income tax issued by government agencies and instrumentalities. The Funds will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding credit quality and ratings.
Convertible Securities. The Funds may invest in convertible securities and in convertible securities of non-U.S. issuers. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore

GuideStone Funds

generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.
The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.
Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.
In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. Additionally, investments by a Fund in convertible debt securities may be unrated; therefore, judgment may play a greater role in determining the credit risk or the default risk of an unrated convertible security. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.
Cybersecurity Risk. With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers may be more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to a Fund’s assets, customer data or proprietary information, or cause a Fund or a Fund’s service providers (including, but not limited to, the Adviser, distributor, fund accountant, custodian, transfer agent, Sub-Advisers and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or the Funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system or remediation costs associated with system repairs.
Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for a Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures or financial loss of a significant magnitude and could result in allegations that a Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from
Statement of Additional Information

cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, a Fund does not control the cybersecurity systems and plans of the issuers of securities in which a Fund invests or the Fund’s third-party service providers or trading counterparties or any other service providers whose operations may affect a Fund or its shareholders.
In addition, the rapid development and increasingly widespread use of artificial intelligence (AI) technologies, including machine learning models and generative AI, may adversely impact markets, the overall performance of a Fund's investments or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds may use and/or expand the use of AI technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability and/or an adverse effect on business operations. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through the use of AI could be insufficient, incomplete, inaccurate or biased and lead to adverse effects for a Fund, including, potentially, operational errors and investment losses.
Additionally, the use of AI technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud and cyberattacks. The use of AI technologies may face regulatory scrutiny in the future, which could limit the development of AI and impede the growth of companies that develop the use of AI. Actual usage of AI technologies by a Fund's service providers and issuers in which a Fund invests will vary. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Depositary Arrangements. The Funds may invest in American Depositary Receipts (ADRs) and regular shares of foreign companies traded and settled on U.S. exchanges and OTC markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or OTC in the United States.
A Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.
In an unsponsored ADR program, there may also be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.
Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
The Funds may also invest in European Depositary Receipts (EDRs), International Depositary Receipts (IDRs) and Global Depositary Receipts (GDRs). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not

GuideStone Funds

typically involved in purely domestic investments, including currency exchange risk. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
The Funds may also invest in other forms of depositary receipts that are certificates issued by non-U.S. institutions evidencing ownership of underlying foreign securities, including non-voting depositary receipts (NVDRs). Such depositary receipts may or may not be traded in a secondary market, and, as is the case with the NVDRs, might only be redeemable by the issuer. Investments in these depositary receipts may provide economic exposure to the underlying security, but may be less liquid and more volatile than the underlying securities, which may be issued by companies in emerging markets. In addition, investments in these depositary receipts are subject to many of the same risks associated with investing directly in foreign securities. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI. Investments in these depositary receipts, particularly NVDRs, may not entitle the holders to vote the underlying shares.
Dollar Rolls. The Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA (to be announced) or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. A Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by a Fund may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. For additional information, see the section entitled “Mortgage Dollar Rolls” in this SAI.
Faith-based Investing. In accordance with GuideStone’s Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in the Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. Faith-based investing, in accordance with the GuideStone stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ faith-based investment guidelines is overseen by members of the Adviser’s executive and senior management team.
It is important to understand that in certain cases it may be more difficult to implement the Funds’ faith-based investment guidelines. Faith-based investing outside the United States is often more challenging due to a vastly larger universe of securities and varying laws and regulations governing disclosure requirements. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply investing guidelines abroad than it is in the United States. In addition, it can be more difficult to implement the Funds’ faith-based investment guidelines with respect to portfolios that are managed using quantitative investment management processes. The Adviser consistently evaluates portfolios for companies that violate the guidelines and places these companies on a restricted list as it becomes aware of them. There is also the possibility that a company held by a Fund may subsequently become involved in products, services or activities, through a corporate acquisition or change of business strategy, that causes the company to become inconsistent with the Trust’s faith-based investment guidelines. Accordingly, there is the risk that, from time to time, securities acquired by a Fund subsequently will be determined to be inconsistent with the Trust’s faith-based investment guidelines. When a Fund becomes aware that it has invested in such a security, the Fund will seek to eliminate the position as soon as reasonably possible, which could result in a loss or gain to the Fund.
Foreign Currency
Foreign Currency — Generally. The Select Funds (other than the Money Market Fund) may invest in securities denominated in foreign currencies. As part of the cash overlay program, the Funds (other than the Money Market Fund) may also utilize foreign currency futures contracts, which are discussed in this section. The performance of
Statement of Additional Information

investments in securities and obligations denominated in a foreign currency will be impacted by the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security or obligation.
Although certain Select Funds may invest in securities and obligations denominated in foreign currencies as discussed herein, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments, or central banks. They can also be affected by currency controls, or by political developments in the United States or abroad. To the extent a Fund’s total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and other currency instruments as described below, the net currency positions of the Funds may expose them to risks independent of their securities positions. To the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.
Foreign Currency — Forward Currency Exchange Contracts. Certain Select Funds may enter into forward currency exchange contracts in order to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. These Funds may also use forward currency exchange contracts for non-hedging purposes, even if it does not own securities denominated in that currency. Forward currency exchange contracts represent an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. This allows a Fund to establish a rate of exchange for a future point in time.
When one of these Funds owns securities denominated in a foreign currency that the Sub-Adviser anticipates may decline substantially relative to the U.S. dollar or other leading currencies, the Fund may attempt to reduce this currency risk by entering into a forward currency exchange contract to sell, for a fixed amount, an amount of the foreign currency approximating the value of some or all of the Fund’s securities denominated in that foreign currency. When a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position.
In addition, when entering into a contract for the purchase or sale of a security, one of these Funds may enter into a forward currency exchange contract for the amount of the purchase or sale price. This protects the Fund against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.
Portfolio securities hedged by forward currency exchange contracts are still subject to fluctuations in market value. In addition, it will not generally be possible to match precisely the amount covered by a forward currency exchange contract. Additionally, the value of the securities involved will fluctuate based on market movements after the contract is entered into. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward currency exchange contracts may protect a Fund from losses resulting from movements in exchange rates adverse to the Fund’s position, they may also limit potential gains that result from beneficial changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

GuideStone Funds

Forward contracts in which a Fund may engage also include non-deliverable forwards (NDFs). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a Reference Currency) that are non-convertible and that may be thinly traded or illiquid. NDFs are classified as swaps and regulated as such under the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act). NDFs involve an obligation to pay an amount (Settlement Amount) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (NDF Rate), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.
Although NDFs are similar to foreign exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.
NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs historically have been traded OTC, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. With respect to NDFs that are centrally-cleared, while central clearing is intended to decrease counterparty risk, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps. For more information about the risks associated with utilizing swaps, please see the section entitled “Swaps — Generally” in this SAI.
Foreign Currency — Currency Futures Contracts and Related Options Transactions. Certain Select Funds may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. These Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. These Funds may either accept or make delivery of the currency specified at the maturity of a futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. These risks are set forth in the section entitled “Futures and Options on Futures” in this SAI.
Foreign Currency — Currency Options. Certain Select Funds may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts. These Funds will write or purchase currency options that are traded on U.S. or foreign exchanges or OTC.
A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves the risk that a Fund may be required to sell the specified currency (subject to a call) at a price that is less
Statement of Additional Information

than the currency’s market value or to purchase the specified currency (subject to a put) at a price that exceeds the currency’s market value. The use of currency options is subject to the same risks that apply to options generally. These risks are set forth in the section entitled “Futures and Options on Futures” in this SAI.
The purchase of a call option would entitle a Fund to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund’s position.
One of these Funds may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated. The purchase of a put option would entitle a Fund to sell a specific currency at a specified price during the option period. This is meant to offset or hedge against a decline in the dollar value of such portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.
Foreign Currency — TBAs. Certain Select Funds may enter into to-be-announced purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying portfolio securities, according to the procedures described in the section entitled “Valuation of Shares” in this SAI.
The Financial Industry Regulatory Authority (FINRA), imposes mandatory margin requirements that require a Fund to post collateral in connection with its TBA transactions. Throughout the duration of each transaction, a Fund or the counterparty will make payments as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market each business day. In the event a counterparty defaults on the transaction or declares bankruptcy or insolvency, a Fund may incur expenses in enforcing its rights, or the Fund may experience a delay and costs in recovering collateral or may sustain a loss if the value of collateral declines.
Foreign Securities and Obligations. The Funds may invest in ADRs and regular shares of foreign companies traded and settled on U.S. and foreign exchanges and OTC markets. The Funds invest primarily in the securities of foreign issuers. In addition, the Funds may invest a portion of their assets in debt obligations issued by foreign issuers, including obligations not traded and settled on U.S. exchanges and OTC markets. These obligations may be issued by supranational entities, including international organizations, designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.
Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund’s investment in foreign stocks. The holdings of a Fund’s investments in fixed income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

GuideStone Funds

Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability.
Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements. For a discussion of risks and instruments related to foreign currency, see the section entitled “Foreign Currency” in this SAI.
The Funds may invest in foreign debt, including the securities of foreign governments and foreign corporations. Several risks exist concerning such investments, including the risk that foreign issuers may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.
To the extent consistent with their investment objectives, the Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.
In addition, the Funds may invest their assets in countries with emerging economies or securities markets. These countries are primarily located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and less reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities. They also could cause a Fund to miss attractive investment opportunities, to have a portion of its assets uninvested, to incur losses due to the failure of a counterparty to pay for securities a Fund has delivered or to incur losses due to a Fund’s inability to complete a contractual obligation to deliver securities. In addition, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets, and may be more politically instable, and as a result, the risks of investing in emerging markets countries are magnified in frontier countries.
More specific disclosure related to investments in certain countries or geographic regions is provided below:
Asia-Pacific Countries. In addition to the risks associated with foreign and emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. A Fund may make substantial investments in Asia-Pacific countries. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well-capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the Fund’s investment performance.
Statement of Additional Information

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade, which could be negatively impacted during a synchronized slowdown in global economic activity. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies, as well as the value of securities in a Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.
It is possible that developing market Asia-Pacific issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies. Inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies. In addition, satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.
Certain developing Asia-Pacific countries are especially large debtors to commercial banks and foreign governments. Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.
Brazil. Investing in Brazil involves certain considerations not typically associated with investing in the United States. Additional considerations include: (i) investment and repatriation controls, which could affect a Fund’s ability to operate and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that balance of trade could have on Brazilian economic stability and the Brazilian government’s economic policy; (v) potentially high rates of inflation, a rising unemployment rate and a high level of debt, each of which may hinder economic growth; (vi) governmental involvement in and

GuideStone Funds

influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; (viii) political and other considerations, including changes in applicable Brazilian tax laws; and (ix) restrictions on investments by foreigners. In addition, commodities, such as oil, gas and minerals, represent a significant percentage of Brazil’s exports, and therefore, its economy is particularly sensitive to fluctuations in commodity prices. Additionally, an investment in Brazil is subject to certain risks stemming from political and economic corruption. For example, the Brazilian Federal Police conducted a criminal investigation into corruption allegations, known as Operation Car Wash, which led to charges against high level politicians and corporate executives and resulted in substantial fines for some of Brazil’s largest companies. This had a widespread political and economic impact and may continue to affect negatively the country and the reputation of Brazilian companies connected with the investigation, and therefore, the trading price of securities issued by those companies.
China. Investing in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or currency markets. These risks include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater governmental involvement in and control over the economy, interest rates and currency exchange rates; (iii) controls on foreign investment and limitations on repatriation of invested capital; (iv) greater social, economic and political uncertainty (including the risk of strained international relations or war); (v) dependency on exports and the corresponding importance of international trade; (vi) currency exchange rate fluctuations; and (vii) the risk that certain companies in which a Fund may invest may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests.
Investments in China (including Hong Kong) are also subject to the risk of escalating tensions and deteriorating relations with the United States, as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions or other actions that adversely impact the value of such investments. Pursuant to Executive Order 13873, “Executive Order on Securing the Information and Communications Technology and Services Supply Chain” (May 15, 2019), the U.S. Department of Commerce promulgated an interim rule designating, solely for the purposes of Executive Order 13873, The People's Republic of China (PRC) (including Hong Kong), as a foreign adversary of the United States. The U.S. Department of Commerce subsequently issued a final rule effective July 18, 2024, designating the PRC (including Hong Kong) as a foreign adversary. The regulations established procedures for the review of certain transactions involving information and communications technology and services designed, developed, manufactured or supplied by persons owned by, controlled by or subject to the jurisdiction or direction of a foreign adversary and which pose or may pose undue or unacceptable risks to the United States or U.S. persons. A reduction in spending on Chinese products and services, supply chain diversification or the institution of additional sanctions, tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, may also have an adverse impact on the Chinese economy. In addition, the United States or other governments may from time to time impose restrictions on investments in certain Chinese companies or industries or impose commercial or trade restrictions (but not restrict investments by investors) on certain Chinese companies due to national security, human rights or other concerns, each of which may negatively impact the Chinese economy generally or specific Chinese companies or industries.
The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. As a result, the value of the yuan, and the value of securities designed to provide exposure to the yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. While the economy of China has enjoyed substantial economic growth in recent years, there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of a Fund’s investments. In 2025, the United States and
Statement of Additional Information

China announced that each country would impose certain tariffs on exports from the other country. Subsequent agreements have altered the status of various tariffs, however, the trade dispute is ongoing and the imposition of tariffs by either country may negatively affect each country’s economy and the U.S. and foreign markets and may negatively affect a Fund’s investment.
Any difficulties of the Public Company Accounting Oversight Board (PCAOB) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China. Under amendments to the Sarbanes-Oxley Act enacted in December 2020, which requires that the PCAOB be permitted to inspect the accounting firm of a U.S.-listed Chinese issuer, Chinese companies with securities listed on U.S. exchanges may be delisted if the PCAOB is unable to inspect the accounting firm.
China A-Shares are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (SSE) and the Shenzhen Stock Exchange (SZSE) (A-Shares). Foreign investment in A-Shares on the SSE and SZSE is historically not permitted other than through a license granted under regulations in the PRC known as the Qualified Foreign Institutional Investor (QFII) and Renminbi Qualified Foreign Institutional Investor (RQFII) systems. Each license permits investment in A-Shares only up to a specified quota.
Because restrictions continue to exist and capital therefore cannot flow freely into and out of the A-Share market, it is possible that in the event of a market disruption, the liquidity of the A-Share market and trading prices of A-Shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. A Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-Share market and the short-term and long-term prospects of its investments in the A-Share market. In the event that a Fund invests in A-Shares directly, a Fund may incur significant losses, or may not be able fully to implement or pursue its investment objectives or strategies, due to investment restrictions on RQFIIs and QFIIs, illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. A-Shares may become subject to frequent and widespread trading halts.
The Chinese government has in the past taken actions that benefitted holders of A-Shares. As A-Shares become more available to foreign investors, such as a Fund, the Chinese government may be less likely to take action that would benefit holders of A-Shares. In addition, there is no guarantee that an A-Shares quota will be sufficient for a Fund’s intended scope of investment.
The regulations which apply to investments by RQFIIs and QFIIs, including the repatriation of capital, are relatively new. The application and interpretation of such regulations are therefore relatively untested. In addition, there is little precedent or certainty evidencing how such discretion may be exercised now or in the future, and even if there were precedent, it may provide little guidance as PRC authorities would likely continue to have broad discretion.
Investment in eligible A-Shares listed and traded on the SSE is now permitted through the Stock Connect program. Stock Connect is a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited, the SSE and Chinese Securities Depositary and Clearing Corporation that aims to provide mutual stock market access between China and Hong Kong by permitting investors to trade and settle shares on each market through their local exchanges. Certain Funds may invest in other investment companies that invest in A-Shares through Stock Connect or on such other stock exchanges in China which participate in Stock Connect from time to time. Under Stock Connect, a Fund’s trading of eligible A-Shares listed on the SSE would be effectuated through its Hong Kong broker.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect’s Northbound Trading Link is subject to aggregate and daily investment quota limitations that require that buy orders for A-Shares be rejected once the remaining balance of the relevant quota drops to

GuideStone Funds

zero or the daily quota is exceeded (although a Fund will be permitted to sell A-Shares regardless of the quota balance). These limitations may restrict a Fund from investing in A-Shares on a timely basis, which could affect a Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change. Investment in eligible A-Shares through Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to a Fund. A-Shares purchased through Stock Connect generally may not be sold or otherwise transferred other than through Stock Connect in accordance with applicable rules. In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject a Fund to a risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading.
In addition, renminbi (RMB)-denominated bonds issued in the PRC by Chinese credit, government and quasi-governmental issuers (RMB Bonds) are available on the China interbank bond market (CIBM) to eligible foreign investors through the CIBM Direct Access Program and through the “Mutual Bond Market Access between Mainland China and Hong Kong” (Bond Connect) program. Investments in bonds through either program will be subject to a number of additional risks and restrictions that may affect a Fund’s investments and returns.
The Bond Connect program and the CIBM Direct Access Program are relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to the programs as published or applied by the relevant authorities of the PRC are untested and are subject to change from time to time. There can be no assurance that the Bond Connect program and/or the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, a Fund’s ability to invest in the CIBM through the CIBM Direct Access Program will be adversely affected.
Under the prevailing PRC regulations, eligible foreign investors who wish to participate in the Bond Connect program may do so through an offshore custody agent, registration agent or other third parties (as the case may be), who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agents.
Under the prevailing PRC regulations, eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agent.
Trading through the Bond Connect program is performed through newly developed trading platforms and operational systems. There is no assurance that such systems will function properly (in particular, under extreme market conditions) or will continue to be adapted to changes and developments in the market. In addition, where a Fund invests in the CIBM through the Bond Connect program, it may be subject to risks of delays inherent in order placing and/or settlement.
The Central Moneymarkets Unit of the Hong Kong Monetary Authority (HKMA) is the “nominee holder” of the bonds acquired by a Fund through the Bond Connect program. Whilst the relevant authorities of the PRC have expressly stated that Bond Connect investors will enjoy the rights and interests of the bonds acquired through the Bond Connect program in accordance with applicable laws, the exercise and the enforcement of beneficial ownership rights over such bonds in the courts in China is yet to be tested. In addition, in the event that the nominee holder (i.e., the HKMA) becomes insolvent, such bonds may form part of the pool of assets of the nominee holder available for distribution to its creditors, and a Fund, as a beneficial owner, may have no rights whatsoever in respect thereof.
Investing in RMB Bonds involves additional risks, including, but not limited to, the fact that the economy of China differs, often unfavorably, from the U.S. economy, including, among other things, currency revaluation, structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Statement of Additional Information

The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of a Fund’s investments.
On June 3, 2021, former President Biden issued an executive order (Executive Order) prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (CMIC). The Executive Order superseded a prior similar order from then-President Trump. A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the Executive Order have not yet been resolved, and the ultimate application and enforcement of the Executive Order may change. As a result, the Executive Order and related guidance may significantly reduce the liquidity of such securities, force a Fund to sell certain positions at inopportune times or for unfavorable prices and restrict future investments by the Funds.
Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing, but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.
Investing in emerging markets securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging markets countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging markets countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
Europe. Investing in European countries may impose economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. European Union (EU) member countries are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets materials sector countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the eurozone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European

GuideStone Funds

countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
In June 2016, the United Kingdom (UK) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The United Kingdom officially left the European Union on January 31, 2020. There is significant uncertainty regarding Brexit's ramifications and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.
Israel and Russia. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact a Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Japan. Japanese investments may be significantly affected by events influencing Japan’s economy and changes in the exchange rate between the Japanese yen and the U.S. dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Furthermore, Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizeable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.
Taiwan. Investment in Taiwanese issuers may subject a Fund to loss in the event of adverse political, economic, regulatory and other developments that affect Taiwan, including fluctuations of the New Taiwan dollar versus the U.S. dollar. Taiwan has few natural resources; therefore, any fluctuation or shortage in the commodity markets could have a negative impact on the Taiwanese economy. Appreciation of the New Taiwan dollar, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to other countries with cheaper work forces. Continued labor outsourcing may adversely affect the Taiwanese economy. Taiwanese firms are among the world’s largest suppliers of computer monitors and leaders in personal computer manufacturing. A slowdown in global demand for these products will likely have an adverse impact on the
Statement of Additional Information

Taiwanese economy. The Chinese government views Taiwan as a renegade province and continues to contest Taiwan’s sovereignty. The outbreak of hostilities between the two nations, or even the threat of an outbreak of hostiles, will likely adversely impact the Taiwanese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. To the extent consistent with their respective investment objectives, a Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.
When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, the Fund may complete the transaction and actually purchase or sell the securities. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may also sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.
Futures and Options on Futures
Futures and Options on Futures — Generally. The Funds may purchase or sell (1) put and call options on securities, indexes and other financial instruments; and (2) futures contracts and options thereon. The Funds may enter into such futures transactions on domestic exchanges. The Funds may enter into such futures transactions on domestic exchanges and generally may do so on foreign exchanges as well. However, certain products listed on foreign exchanges require special regulatory approval before being offered or sold to persons located in the United States. Futures (and options thereon) on broad-based stock indexes must be approved by the Commodity Futures Trading Commission (CFTC). Security futures (futures on single securities or narrow-based indexes) may only be offered and sold in accordance with guidance issued by the CFTC and SEC. Debt obligations of a foreign government must be designated as an exempted security by the SEC under SEC Rule 3a12-8 before a futures contract or option thereon can be offered or sold in the United States. In addition, the Equity Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Bond Funds may purchase or sell (1) put and call options on fixed income securities; and (2) futures contracts and options thereon. In addition, the Bond Funds may invest in long or short positions in any of the instruments contemplated in this section. The Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury securities, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Funds may sell short exchange listed equity futures contracts to reduce market exposure. The Funds may sell short exchange listed U.S. Treasury future contracts to reduce market exposure.
Futures and Options on Futures — Futures Contracts Generally. A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security, currency or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.
Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases, the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to

GuideStone Funds

make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss, and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.
The use of options and futures is subject to applicable regulations of the SEC and CFTC and the several exchanges upon which they are traded. In addition, a Fund’s ability to use options and futures may be limited by tax considerations. For more information, see the section entitled “Taxation” in this SAI. The Adviser has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA), with respect to each Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of each Fund.
Under Rule 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, a Fund must satisfy a marketing test, which requires, among other things, that a Fund not hold itself out as a vehicle for trading commodity interests. Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.
Futures and Options on Futures — Options Generally. Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities.
Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.
Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
Statement of Additional Information

A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Futures and Options on Futures — Financial Futures Contracts. Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.
Futures and Options on Futures — Bond Index Futures and Options. The Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds’ investment strategy in employing futures contracts based on an index of debt securities

GuideStone Funds

may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.
Futures and Options on Futures — Interest Rate Futures and Options. Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.
A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed income securities. For example, if a Fund owns bonds and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have.
Futures and Options on Futures — Stock Index Futures Contracts. A stock index futures contract is a type of financial futures contract that obligates the seller to provide (or receive) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.
For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.
Futures and Options on Futures — Options on Indexes and Yield Curve Options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities. Yield curve options are traded OTC, and because they have been only recently introduced, established trading markets for these securities have not yet developed.
Futures and Options on Futures — Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right, but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
Futures and Options on Futures — Options on Stock Index Futures. The Funds may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the
Statement of Additional Information

settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.
Futures and Options on Futures — Cover Requirements. To the extent a Fund enters into a futures contract, it will deposit in a segregated account with the futures commission merchant (FCM), cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and FCM. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund’s position, the Fund will be required to pay to the FCM an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.
Futures and Options on Futures — Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds’ investment goals and legally permissible for the Funds.
Illiquid Investments and Restricted Securities. A Fund will invest no more than 15% (5% with respect to the Money Market Fund) of the value of its net assets in illiquid investments. An “illiquid investment” means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For example, repurchase agreements maturing in more than seven days are illiquid securities.
Subject to these limitations, each Fund may invest in restricted securities where such investment is consistent with the Fund’s investment objective, and such securities are considered liquid to the extent the Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act), and for which a liquid institutional market has developed.
Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.
Inflation-Indexed Securities. The Funds may invest in inflation-indexed securities issued by the U.S. Treasury and others. Inflation-indexed securities are debt securities, the principal value of which is adjusted periodically in accordance with changes in a measure of inflation. Inflation-indexed securities issued by the U.S. Treasury use the Consumer Price Index for Urban Consumers (CPI-U) published by the U.S. Bureau of Labor Statistics. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Two structures for inflation-indexed securities are common: the U.S. Treasury and some other issuers that utilize a structure that adjusts the principal value of the security according to the rate of inflation; most other issuers pay out the Consumer Price Index adjustments as part of a semi-annual coupon.
In the first, the interest rate on the inflation-indexed bond is fixed, while the principal value rises or falls semi-annually based on changes in a published measure of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In the second, the inflation adjustment for certain inflation-indexed bonds is reflected

GuideStone Funds

in the semiannual coupon payment. As a result, the principal value of these inflation-indexed bonds does not adjust according to the rate of inflation.
In general, the value of inflation-indexed securities increases in periods of general inflation and declines in periods of general deflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on it than on a conventional bond. Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal, or stated, rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities with shorter durations. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.
Any increase in the principal value of an inflation-indexed security is taxable in the taxable year the increase occurs, even though its holders do not receive cash representing the increase until the security matures, and the amount of that increase for a Fund generally must be distributed each taxable year to its shareholders. See the “Taxation” section of this SAI. Thus, each Fund that invests therein could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.
Interest Rate Swaps, Floors and Caps and Currency Swaps. The Funds may enter into interest rate swaps and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Funds may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.
A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis (i.e., the two payment streams are netted out) with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
The net amount of the excess, if any, of the Fund’s obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis.
If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. In addition, some swaps are, and more in the future may be, centrally cleared. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.
Interfund Borrowing and Lending. The SEC has granted the Trust an exemptive order to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. The Trust has not implemented the interfund credit facility. It is anticipated that the credit facility, if implemented, will provide a borrowing Fund with savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
Statement of Additional Information

Investment Companies and Business Development Companies. A Fund may invest in shares of other registered investment companies (e.g., open-end mutual funds, closed-end funds and ETFs), and business development companies (BDCs) to the extent permitted by the 1940 Act and the rules thereunder. Because each Fund serves as an acquired fund of the Funds, Rule 12d1-4(b)(3) under the 1940 Act prohibits each Select Fund from purchasing or otherwise acquiring the securities of an investment company if immediately after such purchase or acquisition, the securities of investment companies owned by the acquired fund have an aggregate value in excess of 10% of the value of the total assets of the Select Fund.
In reliance on Rule 12d1-1 under the 1940 Act and subject to all of the conditions thereunder, each Fund may invest an unlimited amount of its otherwise uninvested cash and cash collateral received in connection with securities lending in shares of affiliated or unaffiliated money market funds that are limited to investing in the types of securities and other investments in which a money market fund may invest under Rule 2a-7 under the 1940 Act and undertake to comply with all the other requirements of Rule 2a-7, subject to the conditions of Rule 12d1-1.
When investing in securities of other investment companies or BDCs, a Fund will be indirectly exposed to all the risks of such funds’ portfolio investments. As a shareholder in an investment company or BDC, a Fund would bear its pro rata share of that fund’s expenses, including operating costs and investment advisory and administration fees. Investment in funds that are listed and traded on an exchange (e.g., closed-end funds, ETFs and BDCs) could involve the acquisition of shares at a premium above the NAV of the fund.
Investment Companies — Exchange-Traded Funds. An ETF is a fund or class, the shares of which are listed and traded on a national securities exchange, and that has formed and operates in reliance on Rule 6c-11 under the 1940 Act or under an exemptive order granted by the SEC. An ETF represents a portfolio of securities (or other assets) generally designed to track a particular market index or other referenced asset. ETFs also may be actively managed. The risks of owning an ETF generally reflect the risks of owning the underlying portfolio securities or other financial instruments the ETF holds, although lack of liquidity in an ETF’s shares could result in the price of those shares being more volatile than the ETF’s underlying portfolio. In addition, there is the risk that an ETF may fail to closely track the index, if any, that it is designed to replicate. Although the market price of an ETF’s shares is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end funds and BDCs) can trade at a discount or premium to NAV. In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities. Because ETFs are listed on an exchange, they may be subject to trading halts.
Large Shareholders. Shares held by large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as shares held by other Funds, may from time to time represent a substantial portion of a Fund’s assets. Accordingly, a Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund’s performance. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase a Fund’s liquidity risk. Such transactions may increase a Fund’s brokerage and/or other transaction costs and affect the liquidity of a Fund’s portfolio. In addition, when funds of funds (e.g., the Funds) or other investors own a substantial portion of a Fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Redemptions of Fund shares could also accelerate a Fund’s realization of capital gains (which would be taxable to its shareholders when distributed to them) if sales of securities needed to fund the redemptions result in net capital gains. The impact of these transactions is likely to be greater when a Fund of Funds or other significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. A high volume of redemption requests can impact a Fund the same way as the transactions of a single shareholder with substantial investments.

GuideStone Funds

LIBOR Transition Risk. The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (LIBOR) to determine payment obligations, financing terms, hedging strategies or investment value. The Funds' investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Funds may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Funds may also reference LIBOR.
The United Kingdom's Financial Conduct Authority (FCA), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, the FCA directed that certain U.S. dollar LIBOR settings would continue to be published under a synthetic methodology, a practice that ceased on September 30, 2024. Actions by regulators have resulted in the establishment of alternative reference rates in most major currencies. The U.S. Federal Reserve (Federal Reserve), based on the recommendations of Alternative Reference Rates Committee, has begun publishing the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Funds to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Funds' performance or NAV.
Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. Certain Select Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, a Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. In addition, holders of the loans, such as the Funds, may be required to indemnify the agent bank in certain circumstances.
Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.
The Funds may invest in loan participations with credit quality comparable to that of issuers of their securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and
Statement of Additional Information

may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loans’ interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by a Fund.
Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loans and other debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Sub-Advisers’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.
Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are publicly-traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Because MLPs are partnerships, investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons.
Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements, may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price, and investment in those MLPs may restrict a Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may affect the overall performance of a Fund.
Investing in MLPs involves certain risks related to investing in their underlying assets and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic

GuideStone Funds

or other conditions. Many MLPs are also subject to regulatory risks due to the imposition of various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
A Fund must recognize income that is allocated from underlying MLPs for federal income tax purposes, even if the Fund does not receive cash distributions from the MLPs in an amount necessary to pay such tax liability. In addition, part of a distribution received by a Fund as the holder of an MLP interest may be treated as a “return of capital,” which would reduce the Fund’s adjusted tax basis in the interests and thus result in an increase in the amount of gain (or decrease in the amount of loss) the Fund will recognize for federal income tax purposes on the sale of all or part of the interest or on subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.
MLPs generally do not pay federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a proportionate share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for federal income tax purposes, which would result in the MLP being required to pay federal income tax (as well as state and local income taxes) on its taxable income. The treatment of an MLP as a corporation for federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which a Fund invests were treated as a corporation for those purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.
Under certain circumstances, an MLP could be deemed to be an investment company. If that occurs, the Fund’s investment in the MLP’s securities would be limited by the 1940 Act. For more information, see “Investment Companies” disclosure in this section of the SAI.
Money Market Instruments. To the extent consistent with its investment objective and strategies, a Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the Money Market Fund. The Fund may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to equity and fixed income markets on cash balances. In addition, the Funds (except the Money Market Fund) may invest its cash reserves in shares of the Money Market Fund. The SEC adopted changes to the rules that govern SEC registered money market instruments in July 2023 that impact the manner in which money market instruments are operated. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of money market instruments in which a Fund may invest.
Mortgage-Backed Securities. The Funds may purchase mortgage-backed securities in accordance with their investment strategies as stated in the Prospectus. Mortgage-backed securities (MBS) represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. government agency or instrumentality (such as the Government National Mortgage Association, or Ginnie Mae); issued and guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by the Federal National Mortgage Association, or Fannie Mae, or the Federal Home Loan Mortgage Corporation, or Freddie Mac (collectively, Government-Sponsored Enterprises or the GSEs), and described in greater detail below); or issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private MBS may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private issuers or the mortgage poolers.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is
Statement of Additional Information

subject to general regulation by the Federal Housing Finance Authority (FHFA). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. government. Freddie Mac is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues Participation Certificates (PCs), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. government.
The U.S. Treasury historically has had the authority to purchase obligations of Fannie Mae and Freddie Mac. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship.
Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their MBS. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth. Since the GSEs were placed into conservatorship through the fourth quarter of 2017, they required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, the GSEs have together paid $278.8 billion to the U.S. Treasury in aggregate cash dividends (although those payments do not constitute a repayment of their draws). In the first quarter of 2018, Fannie Mae and Freddie Mac each reported that the passage of the Tax Cut and Jobs Act in December 2017 (TCJA) had resulted in a decrease in the value of their deferred tax assets. As a result, Fannie Mae and Freddie Mac each reported net losses during the fourth quarter of 2017 and indicated that they would request draws from the U.S. Treasury in the amount of $3.7 billion and $0.3 billion, respectively. The FHFA stated that the GSEs may need an additional injection of U.S. Treasury capital in the future. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue into the future.
In 2012, the FHFA initiated a strategic plan to develop a program related to credit risk transfers intended to reduce Fannie Mae’s and Freddie Mac’s overall risk through the creation of credit risk transfer assets (CRTs). CRTs come in two primary series: Structured Agency Credit Risk (STACRs) for Freddie Mac and Connecticut Avenue Securities (CAS) for Fannie Mae, although other series may be developed in the future. CRTs are typically structured as unsecured general obligations of either entities guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by GSEs or special purpose entities), and their cash flows are based on the performance of a pool of reference loans. Unlike traditional residential MBS securities, bond payments typically do not come directly from the underlying mortgages. Instead, the GSEs either make the payments to CRT investors, or the GSEs make certain payments to the special purpose entities and the special purpose entities make payments to the investors. In certain structures, the special purpose entities make payments to the GSEs upon the occurrence of credit events with respect to the underlying mortgages, and the obligation of the special purpose entity to make such payments to the GSE is senior to the obligation of the special purpose entity to make payments to the CRT investors. CRTs are typically floating rate securities and may have multiple tranches with losses first allocated to the most junior or subordinate tranche. This structure results in increased sensitivity to dramatic housing downturns, especially for the subordinate tranches. Many CRTs also have collateral performance triggers (e.g., based on credit enhancement, delinquencies or defaults, etc.) that could shut off principal payments to subordinate tranches. Generally, GSEs have the ability to call all of the CRT tranches at par in 10 years.
In addition, the future of the GSEs could be impacted by various actions and developments, including actions taken by FHFA in FHFA's role as conservator, restrictions placed on FNMA and FHLMC and future legislative and regulatory actions and developments that alter the operations, ownership, structure and/or mission of FNMA and FHLMC. The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have

GuideStone Funds

imposed strict limits on the size of GSEs’ mortgage portfolios. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the GSEs’ portfolios be wound down at an annual rate of 15% (up from the previously agreed annual rate of 10%), requiring the GSEs to reach the $250 billion target four years earlier than previously planned. (As of February 2017, the GSEs met their interim reduction targets, with Freddie Mac’s balance of $295.4 billion and Fannie Mae’s balance of $268.8 billion.)
MBS may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of MBS. The rate of return on MBS may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. Because many mortgages are repaid early, the actual maturity and duration of MBS are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. Increasing market interest rates generally extend the effective maturities of MBS, increasing their sensitivity to interest rate changes.
MBS may be issued in the form of collateralized mortgage obligations (CMOs) or CBOs. CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.
Governmental, government-related and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the MBS. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may, consistent with a Fund’s investment objective, policies and limitations and quality standards, consider making investments in new types of MBS as such securities are developed and offered to investors.
Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of Federal Housing Administration (FHA) prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of
Statement of Additional Information

Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This “pass-through” of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.
If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.
Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
Mortgage Dollar Rolls. The Funds may enter into mortgage dollar rolls. A Fund may purchase pools of mortgage securities for future settlement, generally 30 to 60 days. Please refer to the section entitled “Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions” in this SAI. In a mortgage “dollar roll,” a Fund sells these mortgages for delivery prior to settlement and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) but not identical securities on a specified future date from the same party. To be considered similar, the securities returned to a Fund, generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. During the period before the repurchase, a Fund forgoes principal and interest payments on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (drop), as well as by the interest earned on the investments which have been set aside to cover the amount due at settlement. Another possible reason a Fund may enter into these transactions is to gain the economic benefit from the ownership of mortgage pools while avoiding the administrative cost of accounting for monthly principal and interest payments.
The market value of the mortgage pools may rise prior to the future settlement date which would benefit the Bond Funds. Conversely, the value of the mortgage pools could fall in which case a Fund would incur a loss in market value. Cash, which would be used to purchase the mortgages, will be invested in instruments that are permissible investments for the applicable Fund. Each Fund will hold and maintain, until the settlement date, segregated cash or liquid assets in an amount equal to its forward purchase price.
Mortgages purchased for forward delivery involve certain risks, including a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. There is no assurance that mortgage dollar rolls will be economically beneficial to a Fund.
Municipal Instruments. The Funds may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.
Private activity bonds are, or have been, issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.

GuideStone Funds

Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.
Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.
The Funds may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.
An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal instruments may be materially adversely affected by litigation or other conditions.
Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.
In addition, municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to a Fund and adversely affect the value of its shares. As described in the section entitled “Foreign Securities and Obligations” in this SAI, letters of credit and guarantees
Statement of Additional Information

issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.
The Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Board of Directors. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. A Fund, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.
Currently, it is not the intention of any Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.
Natural Resources Companies and Commodities. A Fund may purchase securities of companies in the natural resources and commodities industries. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices; changes in exchange rates, interest rates and inflation rates; market speculation; international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism); environmental incidents; energy conservation; depletion of natural resources; the success of exploration projects; and tax and other government regulations. As such, the securities of companies in the natural resources industry may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.
Negative Interest Rates. Recently, certain countries have experienced negative interest rates on deposits and debt instruments that have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States, if these economies experience deflationary conditions. The imposition of negative interest rates is used as a monetary policy tool to encourage economic growth during periods of deflation. These market conditions may increase certain Fund’s (and includes the Money Market Fund for purposes of this paragraph) exposures to the risks associated with rising interest rates. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund could generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including, but not limited to, central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including a Fund, to seek fixed income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit a Fund’s ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility and potential illiquidity.
Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Adviser and Sub-Advisers do take these costs into account since they affect overall investment performance. However, portfolio turnover may vary

GuideStone Funds

greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings and cash requirements for redemption of shares. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. During the last two fiscal years, the MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund experienced higher turnover in 2024 as a result of asset allocation changes to the underlying investments within each Target Date Fund’s asset classes.
Preferred Stocks. The Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments, and usually dividends, than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.
As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.
Private Investments. The Funds may invest in equity and debt securities that are exempt from registration under the 1933 Act and are typically excluded from the definition of investment company under the 1940 Act. These private investments are generally available only to accredited investors, such as the Funds and other institutional investors.
Privately Placed and Restricted Securities. The Funds’ investments may include privately placed or restricted securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities.
A Fund may invest in a private investment in public equity (PIPE), in which the Fund purchases stock in a private placement of securities. There is a risk that if the market price drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund’s investment. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. The Fund may be subject to lock-up agreements, which could last many months, that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. The Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of the Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective covering the resale, from time to time, of the shares sold in the private financing and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities. A PIPE may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity security within a specified period of time, but there is no assurance that the restricted equity security will be publicly registered, or that the registration will remain in effect.
Statement of Additional Information

Real Estate Investments. The Funds may invest in real estate investment trusts (REITs) and other real estate-related securities. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. These equity securities can consist of common stocks (including REIT and other real estate related securities), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value and preferred stocks. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.
Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a Fund’s investments. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate loans or interests. A tax-qualified REIT is not taxed on its net income and net realized gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, diversification of assets and sources of income and a requirement that it distribute to its shareholders at least 90% of the sum of its taxable income (other than net capital gain) plus certain “net income from foreclosure property” for each taxable year. A Fund will not invest in real estate directly but only in securities issued by real estate and real estate-related companies, except that a Fund may hold real estate and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities issued by real estate or real estate-related companies.
In addition, a U.S. REIT could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (Code), or to maintain its exemption from registration under the 1940 Act, and foreign REITs could possibly fail to qualify for any beneficial tax treatments available in their local jurisdictions. For example, Japanese REITs (J-REITs) are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.
Recent Market Conditions. The financial markets in which the Target Date Funds invest are subject to price volatility that could cause losses in a Fund. Market volatility may result from a variety of factors.
Global economies and financial markets are increasingly interconnected, which increases the possibilities that political, economic and other conditions (including, but not limited to, natural disasters, pandemics, epidemics and social unrest) in one country or region might adversely impact issuers in a different country or region.
For instance, the novel coronavirus (COVID-19), first detected in December 2019, rapidly became a pandemic and resulted in disruptions to the economies of many nations, individual companies and the markets in general, the overall impact of which is still undetermined. Although the World Health Organization and the United States ended their declarations of COVID-19 as a global health emergency in May 2023, the effects of COVID-19 and other such future infectious diseases in certain regions or countries may be greater or less due to the nature or level of their public health response or due to other factors. Health crises highlighted by COVID-19 or caused by

GuideStone Funds

future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of such health crises may be quick, severe and of unknowable duration. Other epidemics and pandemics that may arise in the future could result in continued volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Target Date Funds and could adversely affect a Fund’s performance.
High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.
A potential slowdown in global economic growth could impact the equity and fixed income securities markets in some ways unforeseen. Following a period of accommodative policy from the Federal Reserve involving several interest rate cuts, the Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates, it is unclear if such lowering will continue. Changes to the monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact a Fund's operations and return potential. The potential economic weakness across the globe could be problematic as traditional catalysts, including stimulating fiscal and monetary policies, would most likely be limited going forward which could put pressure on corporate earnings, and in turn, prices of equity securities. A synchronized global economic slowdown could also put pressure on fixed income securities as deteriorating corporate health could lead to spread widening (causing bond prices to fall) and higher default levels.
There is continuing uncertainty regarding the ramifications of Brexit. On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Fund’s investments.
In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro, could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU, which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Fund's investments.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States, other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit a Fund’s investment opportunities, impairing the Fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Adviser or a Sub-Adviser to predict. Such developments could contribute to the devaluation of
Statement of Additional Information

a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities; or (ii) other limitations on a Fund’s ability to invest or hold such securities.
There have been recent instances of restrictions on investments in foreign and domestic companies. For example, on June 3, 2021, former President Biden issued an Executive Order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company. The universe of affected securities can change from time to time. As a result of an increase in the number of investors seeking to sell such securities, or because of an inability to participate in an investment that the Adviser or a Sub-Adviser otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. Further, actions by the U.S. government, such as delisting of certain companies from U.S. securities exchanges or otherwise restricting their operations in the United States, may negatively impact the value of such securities held by a Fund. The U.S has also recently been engaged in escalating trade disputes. For example, on April 2, 2025, President Trump announced a sweeping increase in tariffs on U.S. trading partners. While President Trump announced a 90-day suspension on many of the newly implemented tariffs shortly thereafter, he simultaneously directed an increase on those levied upon certain Chinese imports. In turn, China introduced its own retaliatory tariffs on the United States. These measures are representative of escalating trade tensions between the United States and its trading partners, particularly between the United States and China. Because of their evolving nature and because the impact of these events on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces or to predict the duration of these market conditions. Unexpected political and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (repurchase agreements). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund’s custodian or subcustodian (if any) or in the Fed/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.
In December 2023, the SEC adopted rule amendments that require any covered clearing agency (CCA) for U.S. Treasury securities to mandate that each of its direct participants (generally banks and broker-dealers that meet certain membership criteria) submit for clearance and settlement all eligible secondary market U.S. Treasury securities transactions to which they are a counterparty. The clearing requirement extends to all repurchase and reverse repurchase agreements of such direct participants that are collateralized by U.S. Treasury securities (collectively, Treasury repo transactions) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and tri-party Treasury repo transactions for which a bank acts as agent for custody, collateral management and settlement services. These transactions had not historically been subject to mandatory central clearing, and voluntary central clearing of such transactions has generally been limited.
Treasury repo transactions entered into by a Fund with any direct participant of a CCA will be subject to this mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027, at which time a Fund will be obligated to clear all or substantially all of its Treasury

GuideStone Funds

repo transactions. There are, at present, significant regulatory and operational uncertainties related to the implementation of these requirements, which may affect the cost, terms and/or availability of cleared Treasury repo transactions.
Reverse Repurchase Agreements. Each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (reverse repurchase agreement). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement.
Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities, and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
Securities Ratings Information. The Funds may use ratings from rating agencies to assist in determining whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. There is no guarantee that the ratings provided by these agencies will necessarily provide an accurate reflection of the credit quality of the securities that they rate. The Money Market Fund will limit its investments to securities that, at the time of acquisition, are “Eligible Securities” (as defined in Rule 2a-7 under the 1940 Act) as determined by the Sub-Adviser.
Short Sales. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.
While short sales by a Fund create opportunities to increase the Fund’s return, at the same time, they involve specific risk considerations. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Small Company Securities. The Funds may invest in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade
Statement of Additional Information

less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.
The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline.
The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the “bid-ask” spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.
Special Purpose Acquisition Companies. The Funds (except the Money Market Fund) may invest in stock, warrants and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments; (iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, a Fund’s investments in SPACs will not significantly contribute to a Fund’s distributions to shareholders; (iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; (v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (vi) if an acquisition or merger target is identified, a Fund may elect not to participate in, or vote to approve, the proposed transaction or a Fund may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case a Fund may not reap any resulting benefits; (vii) the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (ix) under any circumstances in which a Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (x) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (xi) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (xii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xiii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xiv) only a thinly traded market for shares of or interests in a SPAC may

GuideStone Funds

develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xv) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
In addition, from time to time, a Fund may serve as an “anchor” investor by purchasing a significant portion of the units offered in a SPAC’s IPO. A Fund may also purchase private warrants from a SPAC and/or enter into a forward purchase agreement or similar arrangement through which the Fund makes a non-binding commitment to purchase additional units of the SPAC in the future. In exchange, a Fund receives certain private rights and other interests issued by a SPAC (commonly referred to as founder shares). Founder shares are generally subject to all of the risks described above (including the risk that the founder shares will expire worthless to the extent an acquisition or merger is not completed). Founder shares are also subject to restrictions on transferability, which significantly reduces their liquidity. In addition, a Fund may be required to forfeit all or a portion of any founder shares it holds, including, for example, (i) if the Fund does not purchase additional units of the SPAC pursuant to the terms of any forward purchase agreement it enters into; (ii) if the Fund sells shares that it purchased in the IPO prior to the SPAC effecting a merger or acquisition; or (iii) if the SPAC’s sponsor forfeits its founders shares to effect a merger or acquisition.
Stripped Obligations. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. This program as established by the U.S. Treasury is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” The Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.
In addition, to the extent consistent with its investment objective and strategies, a Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated (stripped) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (TIGRs) and “Certificate of Accrual on Treasury Securities” (CATS). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Fed Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Some counsels to the underwriters of certain of these certificates or other evidences of ownership of U.S. Treasury securities generally have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.
The Funds may buy U.S. Treasury inflation-indexed securities, including through the Fund’s cash overlay program. When a Fund buys inflation-indexed securities, the U.S. Treasury pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security’s issue determines the fixed interest or coupon rate. At maturity, the U.S. Treasury redeems the Fund’s securities at their inflation-adjusted principal or par amount, whichever is greater. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months, the U.S. Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.
Other types of stripped securities may be purchased by the Funds, including stripped mortgage-backed securities (SMBS). SMBS are usually structured with two or more classes that receive different proportions of the interest
Statement of Additional Information

and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments (interest only) while the other class receives all of the principal repayments (principal only). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Board of Directors if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.
Structured Notes. The Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by entities such as industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in certain factors such as a foreign currency, an index of securities (such as the S&P 500® Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or spread) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced. Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). Also, they can be used to hedge the risks associated with other investments a Fund holds.
Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Sub-Adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the Sub-Adviser’s forecast as to changes in relevant economic financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative instruments.
An equity-linked note (ELN) is a structured note with a reference rate that is determined by a single stock, a stock index or a basket of stocks. Equity-linked notes combine the protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity-linked notes may also have a “cap” or “floor” on the

GuideStone Funds

maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity-linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. To the extent a Fund invests in equity-linked notes issued by foreign issuers, it will be subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies. Equity-linked notes are also subject to default risk and counterparty risk.
A Fund may purchase ELNs that trade on a securities exchange or those that trade on the OTC market, including Rule 144A securities. Exchange-traded notes (ETNs), which are typically unsecured and unsubordinated, are a type of structured note. ETNs are generally notes representing debt of a specific issuer, usually a financial institution. An ETN’s returns are linked to the performance of one or more underlying indicators, such as a particular market benchmark, strategy or reference asset, minus fees and expenses. ETNs are listed on an exchange and traded in the secondary market. An ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a reference instrument minus applicable fees, no periodic coupon payments are distributed, and no principal protection exists.
ETNs and other structured notes are generally meant to be held until maturity, however, a Fund may sell its ETNs or other structured notes before maturity, which could result in the Fund receiving less in sales proceeds than what the Fund would have received if the notes were held to maturity. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or reference instrument remaining unchanged. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market or reference instrument. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark, strategy or reference instrument. A Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If a Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. There may be restrictions on a Fund’s right to redeem its investment in an ETN.
ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how a Fund characterizes and treats ETNs for federal income tax purposes. Further, the IRS and Congress have, from time to time, considered proposals that would change the timing and character of net income and realized gains from ETNs.
Supranational Organization Obligations. The Funds may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.
Swaps — Generally. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund’s investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party’s creditworthiness
Statement of Additional Information

and ability to perform, as well as the Fund’s ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid and can involve greater risks than direct investments in securities because swaps may be leveraged. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, a Fund will segregate only the amount of its net obligation, if any.
Centrally cleared swaps are either interest rate or swap agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange, each a derivatives clearing organization (DCO), where the DCOs are the counterparty to both the buyer and seller of protection. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, a Fund agrees to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (margin) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by a Fund as unrealized gains or losses until the contract is closed or settled. Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap. DCOs generally require an initial margin payment, and there may need to be some final adjustments at termination depending upon the variation payments made during the life of the swap and final settlement.
Swaps — Equity Swaps. The Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to a Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount. In other cases, the counterparty and a Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indexes of stocks).
The Funds may enter into equity swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Swaps — Credit Default Swaps. The Funds may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. If the counterparty to a credit default swap fails to perform or if a credit event occurs, a Fund may experience losses. A Fund may act as seller or buyer. The premium on a credit default swap is paid over the term of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.

GuideStone Funds

Swaps — Currency Swaps. The Funds may enter into currency swaps, as described in the section entitled “Interest Rate Swaps, Floors and Caps and Currency Swaps” in this SAI. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.
Swaps — Swaptions. The Funds may enter into a swaption (swap option) to manage exposure to fluctuations in interest rates and to enhance portfolio yield. In a swaption, the buyer, by paying a non-refundable premium for the option, gains the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption. In some instances, a swaption may provide the buyer the right, but not the obligation, to shorten, extend, cancel or otherwise modify an existing swap agreement at a designated time on specified terms. In contrast, the writer (seller) of a swaption, in exchange for a premium, becomes obligated (if the option is exercised) to enter into a previously agreed upon swap agreement, or to perform on an existing swap agreement in accordance with the modifications permitted by the swaption, on a future date pursuant to the terms of the swaption.
Depending upon the terms of the agreement, a Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it only risks losing the premium it paid should it decide to let the swaption expire unexercised. However, when a Fund writes (sells) a swaption, upon exercise of the swaption, the Fund will become obligated according to the terms of the underlying previously agreed upon swap agreement, and may be obligated to pay an amount of money that exceeds the sum of the value of the premium that it received for writing (selling) the swaption plus the value that it received pursuant to the terms of the underlying swap. In addition, the Funds bear the market risk arising from any change in index values or interest rates. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, interest rate and other risks associated with both option contracts and swap contracts. The risks are set forth in the sections entitled “Futures and Options on Futures” and “Swaps” in this SAI.
Swaps — Total Return Swaps. Each Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund would also be required to pay the dollar value of that decline to the counterparty.
Swaps — Variance Swap Agreements. Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (Variance Strike Price) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Temporary Defensive Positions. The Target Date Funds may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations and other money market instruments. During these periods, a Fund may not meet its investment objective.
U.S. Government Obligations. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and stripped U.S. Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such
Statement of Additional Information

as Ginnie Mae participation certificates are backed by the full faith and credit of the U.S. Treasury. However, GSEs are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases. For more information, see the section entitled “Mortgage-Backed Securities” in this SAI.
The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn and accelerated in connection with the U.S. government's response to the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due.
Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility. In addition, the high and rising national debt may adversely impact the U.S. economy and securities in which the Funds may invest. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt. For example, in May 2025, the long-term sovereign credit rating of the U.S. government was downgraded by Fitch and Moody's, citing a combination of expected fiscal deterioration, a high and growing federal debt, rising interest rates and an erosion of governance relative to peers. Future downgrades could similarly contribute to increased volatility in U.S. and international financial markets, lead to higher interest rates, put downward pressure on the market value of U.S. Treasury securities and raise the cost of borrowing across a range of debt instruments.
Variable and Floating Rate Instruments. The Funds may invest in variable and floating rate instruments to the extent consistent with their investment objectives and policies described in the Prospectus. Generally, a Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.
Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes and leveraged inverse floating rate debt instruments and notes (inverse floaters). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by a Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

GuideStone Funds

Variable and floating rate instruments (including inverse floaters) held by a Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.
Variable Interest Entities. The Funds may invest in U.S.- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals or entities affiliated with the China-based business through a structure known as a variable interest entity or “VIE.” Instead of directly owning the equity interests in the Chinese company, the listed company has contractual arrangements with the Chinese company, which are expected to provide the listed company with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. By entering into contracts with the listed company that sells shares to U.S. investors, the China-based companies and/or related individuals or entities indirectly raise capital from U.S. investors without distributing ownership of the China-based companies to U.S. investors. Although VIEs are a longstanding industry practice, the Chinese government’s acceptance of the VIE structure is evolving. Effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create and/or operate VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement either. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders, such as a Fund.
All or most of the value of an investment in companies using a VIE structure depends on the enforceability of the contracts between the listed company and the China-based VIE. Risks associated with such investments include the risk that the Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law, which may result in a significant loss in the value of an investment in a listed company that uses a VIE structure; that a breach of the contractual agreements between the listed company and the China-based VIE (or its officers, directors or Chinese equity owners) will likely be subject to Chinese law and jurisdiction, which could impact whether and how the listed company or its investors could seek recourse in the event of an adverse ruling as to its contractual rights; and that investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of investments of the listed company.
The contractual arrangements permit the listed issuer to include the financial results of the China-based VIE as a consolidated subsidiary. The listed company often is organized in a jurisdiction other than the United States or China (e.g., the Cayman Islands), which likely will not have the same disclosure, reporting and governance requirements as the United States. As with other Chinese companies with securities listed on U.S. exchanges, U.S.-listed VIEs and ADRs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of a Fund to transact in such securities and may increase costs if the Fund is required to seek other markets in which to transact in such securities.
Warrants and Rights. The Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. If a warrant or right held by a Fund is not exercised by the date of its expiration, a Fund would lose the entire purchase price of the warrant or right. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to
Statement of Additional Information

the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. The market for warrants and rights may be very limited, and there may, at times, not be a liquid secondary market for warrants and rights.
Yankee Bonds. To the extent consistent with their respective investment policies, the Funds may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involves certain risks that are not typically associated with investing in domestic securities. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.
Zero Coupon, Pay-In-Kind and Capital Appreciation Securities. To the extent consistent with its investment policies, the Funds may invest in zero coupon securities, capital appreciation and pay-in-kind (PIK) securities. Zero coupon and capital appreciation securities are debt securities issued or sold at a discount from their face value (original issue discount) and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon, capital appreciation and PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.
PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon securities, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.
Zero coupon, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, a Fund is nonetheless required to accrue original issue discount and other non-cash income (such as additional securities paid as interest on PIK securities) on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to federal income tax. (For more information, see the section entitled “Taxation — Tax Treatment of Fund Investments” in this SAI.) Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.
Investment Restrictions
In accordance with GuideStone’s Christian values, the Target Date Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Target Date Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. These investment restrictions may only be changed if approved by GuideStone as the holder of a majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as

GuideStone Funds

then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
Fundamental Investment Restrictions. The following investment restrictions are applicable to each Target Date Fund and are considered fundamental, which means that they may only be changed by the vote of a majority of a Target Date Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Target Date Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such Target Date Fund’s outstanding shares. The Target Date Funds may not:
1.
Purchase securities which would cause more than 25% of the value of a Target Date Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.
2.
Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) a Target Date Fund may borrow money in an amount not exceeding one-third of the Target Date Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings; (b) a Target Date Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; and (c) a Target Date Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.
3.
With respect to 75% of a Target Date Fund’s total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Target Date Fund’s total assets would be invested in the securities of that issuer; or (b) the Target Date Fund would hold more than 10% of the outstanding voting securities of that issuer. Up to 25% of the Target Date Fund’s total assets may be invested without regard to this limitation, and this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.
4.
Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction: (1) the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Target Date Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of loans.
5.
Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in MBS, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation and except that a Target Date Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
6.
Underwrite securities issued by any other person, except to the extent that a Target Date Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.
7.
Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but a Target Date Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives. This policy does not prohibit a Target Date Fund
Statement of Additional Information

from purchasing shares of registered investment companies or exchange-traded pooled investment vehicles that have direct or indirect commodity investments.
In addition, for purposes of a Fund's concentration policy set forth in (1) above, the Adviser or a Sub-Adviser may analyze the characteristics of any particular investment and may assign an industry or sub-industry classification consistent with those characteristics. The Adviser or a Sub-Adviser may, but need not, consider industry or sub-industry classifications provided by third parties (such as the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS) or the Bloomberg Industry Classification System (BICS)) when classifying investments for purposes of a Fund's concentration policy. A Fund may use other classification titles, standards and systems from time to time, as determined in the Adviser’s discretion.
Non-Fundamental Investment Restrictions. Each Target Date Fund’s investment objective is a non-fundamental policy of the Target Date Fund. Additionally, the Target Date Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Target Date Funds.
1.
A Target Date Fund shall not invest in companies for purposes of exercising control or management.
2.
A Target Date Fund shall not purchase securities on margin, except that a Target Date Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits in accordance with CFTC regulations in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
3.
A Target Date Fund shall not purchase any portfolio security while borrowings representing more than 15% of the Target Date Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).
4.
A Target Date Fund shall invest no more than 15% of the value of its net assets in illiquid securities, a term which means securities that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment in the securities and includes, among other things, repurchase agreements maturing in more than seven days.
5.
A Target Date Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and the rules thereunder and by exemptive orders granted by the SEC. If shares of a Target Date Fund are purchased by another registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) of the 1940 Act, or Rule 12d1-4 under the 1940 Act, for so long as shares of the Target Date Fund are held by such other investment company, the Target Date Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in an amount exceeding 10% of the acquired fund’s total net assets, subject to certain limited exceptions under Rule 12d1-4 under the 1940 Act. A Target Date Fund may invest in a money market fund in reliance on Rule 12d1-1.
If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. However, notwithstanding the foregoing, borrowing for investment purposes made pursuant to Section 18(f)(1), if any, will comply with the percentage limitations imposed by that Section subsequent to the incurrence of the borrowings. As noted above, the Target Date Funds exclude “municipal securities” from their policies on industry concentration. Solely for purposes of this restriction, the Target Date Funds treat securities the interest on which is excludable from gross income for federal income tax purposes that are issued by a non-governmental issuer (such as conduit revenue bonds) as being part of the industry of which that issuer is a part, and thus subject to that restriction. It is the intention of the Target Date Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take

GuideStone Funds

advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Target Date Funds in shares of the Select Funds.
Management of the Funds
The Board of Directors. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund, including the Target Date Funds, and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Director. The Board is comprised of nine individuals (upon the addition of a Director effective August 27, 2026), one of whom is considered an “interested” Director as defined by the 1940 Act due to his positions with the Trust, the Adviser, GuideStone and GuideStone Investment Services. The remaining Directors are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (Independent Directors).
Board Role in Risk Oversight. The Board’s role with respect to the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, including the Target Date Funds, which includes responsibility for risk management. Examples of prominent risks include investment risk, liquidity risk, regulatory and compliance risks, operational risks, accounting risks, valuation risks, service provider risks and legal risks. As part of its oversight role, the Board, acting at its scheduled meetings, or the Chairman and/or Vice Chair, acting between Board meetings, interacts with and receives reports from senior personnel of service providers, including the Adviser’s Chief Investment Officer (or a senior representative of the Adviser) and portfolio management personnel. The Board receives periodic presentations and reports from the Risk Manager and other senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as accounting, administration, anti-money laundering, cybersecurity, derivatives, liquidity, valuation, personal trading, investment research and securities lending. The Board also receives reports from counsel to the Trust and the Independent Directors’ own independent legal counsel regarding regulatory compliance and governance matters. The Board interacts with and receives reports from the Chief Compliance Officer (CCO) of the Trust, and in connection with each scheduled meeting, the Independent Directors meet separately from the Adviser and Trust management with the CCO of the Trust and independent legal counsel on regulatory compliance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.
Board Leadership Structure. The Chairman and Vice Chair of the Board of Directors is each an Independent Director and holds no management position with the Trust or its Adviser, Sub-Advisers or service providers. The Board has determined that its leadership structure, in which the Chairman and Vice Chair of the Board is each an Independent Director, along with the Board’s majority of Independent Directors, is appropriate in light of the services provided to the Trust and provides the best protection against conflicts of interests with the Adviser and service providers.
Information About Each Director’s Qualifications, Experience, Attributes or Skills. GuideStone primarily provides financial products and services to persons and organizations associated with the Southern Baptist Convention. In accordance with the Trust’s organizational documents, all Directors must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention as defined in the Southern Baptist Convention Constitution and interested Directors may also be members of the Board of Trustees of GuideStone. The Trust compensates the Independent Directors and reimburses the Directors for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds, including the Target Date Funds. The Board believes that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single
Statement of Additional Information

Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. Experience relevant to having this ability may be achieved through a Director’s educational background; business, professional training or practice (e.g., accounting, banking, brokerage, finance or ministry); public service or academic positions; experience from service as a board member (including the Board of the Trust); senior level positions in Southern Baptist Convention member organizations such as churches or hospitals; or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, as well as other life experiences. In identifying and evaluating nominees for the Board, the Nominating and Governance Committee also considers how each nominee would affect the composition of the Board of Directors. In seeking out and evaluating nominees, each candidate’s background is considered in light of existing board membership. The ultimate goal is a board consisting of directors with a diversity of relevant individualized expertise. In addition to providing for Board synergy, this diversity of expertise allows Directors to provide insight and leadership within the Board’s committee structure.
The Directors and executive officers of the Trust, their years of birth, business address and principal occupations and prior directorships during the past five years are set forth in the following table, including .
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
INDEPENDENT DIRECTORS
Timothy M. Albury (1968) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2026[3]	Chief Financial Officer, Konovo, 2025– present; Chief Financial Officer, ConcertAI, 2024; Chief Financial Officer, AQuity Solutions, 2021 – 2023; Chief Financial Officer, Parexel/Calyx, 2020–2021.	27	None
James D. Caldwell (1955) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2023	President, Rowling Foundation, 2024–present; Executive Vice President, TRT Holdings, Inc. (holding company of Omni Hotels), 2018 – present; Chief Executive Officer, Origins Behavioral HealthCare, LLC, 2018–2023.	27	None
Thomas G. Evans (1961) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2020	President and Owner, Encompass Financial Services, Inc., 1985 – present.	27	None
William Craig George (1958) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2004	Senior Vice President and Regional Credit Officer, First National Bank, 2017 – present.	27	None
Deanna A. Mankins (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2023	Retired; Chief Financial Officer, City of Zachary, 2019 –2025.	27	None
David B. McMillan (1957) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2019	Independent Consultant, 2008 – present; Chief Executive Officer and Founder, Peridot Energy LLC, 2008 – present.	27	None

GuideStone Funds

Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
Ronald D. Murff (1953) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2019	President, JKL Group, LLC, 2010– present; Principal, Dalcor Companies, 2012 – present.	27	None
Jill R. Rayburn (1969) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2024	University General Counsel, North Greenville University, 2017– present; Adjunct Professor, North Greenville University, 2009 – present; Managing Partner, Richey Family, GP; Richey Girls, GP, and Richey Development, GP, 2007– present.	27	None
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director and President	Since 2024[4]	Vice President, Chief Investment Officer, GuideStone, 2025 – present; Chief Investment Officer, GuideStone, 2024 - 2025; Director of Public Investments, GuideStone, 2021 –2024.	27	None
OFFICERS WHO ARE NOT DIRECTORS[5]
Quinn Brunk (1987) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Assistant Treasurer	Since 2024	Senior Manager, Finance & Accounting, GuideStone, 2022 – present; Manager, Finance & Accounting, GuideStone, 2019 – 2022.	N/A	N/A
Joshua Chastant (1984) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President – Portfolio Management	Since 2024	Managing Director, Public Markets, GuideStone, 2026 – present; Portfolio Manager, Public Markets, GuideStone, 2024– 2026; Senior Investment Analyst, GuideStone, 2021 – 2023.	N/A	N/A
Melanie Childers (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President — Fund Operations and Secretary	Since 2014[6]	Managing Director, Fund Operations, GuideStone, 2014 – present.	N/A	N/A
Matthew A. Wolfe (1982) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Chief Compliance Officer, Chief Legal Officer and AML Compliance Officer	Since 2017[7]	Managing Director, Investments Compliance, Legal & Risk Management, GuideStone, 2020 – present.	N/A	N/A
Erin Wynne (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Treasurer	Since 2016[8]	Managing Director, Financial and Tax Reporting, GuideStone, 2024 - present; Director, Financial Reporting & Analysis, GuideStone, 2015 –2024.	N/A	N/A
(1)
Each Independent Director serves until his or her resignation, removal or mandatory retirement. Each Interested Director serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone, if applicable. All Directors must retire at the end of the calendar year in which they attain the age of 80. Officers serve at the pleasure of the Board of Directors.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
(3)
Effective August 27, 2026, Mr. Albury will become a member of the Board of Directors.
Statement of Additional Information

(4)
Mr. Pizzurro has served as an Interested Director of the Trust since 2024, due to his positions with the Trust, the Adviser, GuideStone and GuideStone Investment Services. He has served as an officer of the Trust since 2021, and from 2021 to 2023, he served as Vice President - Investment Officer.
(5)
The officers of the Trust are affiliates of the Adviser due to their positions with the Adviser, GuideStone, GuideStone Investment Services and/or GuideStone Resource Management, Inc.
(6)
Ms. Childers has served as Vice President – Fund Operations since 2014. She has served as Vice President – Fund Operations and Secretary since 2021.
(7)
Mr. Wolfe has served as Chief Legal Officer since 2017, and CCO and AML Compliance Officer since April 2026, and from 2020 to 2025, he served as CCO and Chief Legal Officer.
(8)
Ms. Wynne has served as an officer of the Trust since 2016, and from 2016 to 2024, she served as Assistant Treasurer.
In addition to the information set forth in the directors and officers table and other relevant qualification, experience, attributes or skills applicable to a particular Director, the following provides further information about the qualifications and experience of each Independent Director:
Timothy M. Albury. Mr. Albury is Chief Financial Officer of Konovo, a global provider of tech-enabled market survey services to the life sciences industry. He has over 35 years of professional experience leading both private and publicly-held companies in the healthcare and life sciences industries. He also has an extensive background with private equity, mergers and acquisitions and earnings optimization. Mr. Albury holds a Bachelor of Science, summa cum laude, in Accounting from Liberty University, a Master of Science, Professional Accountancy, from the University of Miami and is a certified public accountant (CPA).
James D. Caldwell, JD. Mr. Caldwell is President of Rowling Foundation, a private charitable foundation, and an Executive Vice President of TRT Holdings, Inc. (TRT Holdings). During his tenure with TRT Holdings, Mr. Caldwell has served in several leadership roles, including Chief Executive Officer and President of Omni Hotels and Resorts for more than 15 years and President of TRT Holdings for over 12 years. He is currently Chairman of the Board of Directors of Advocates for Community Transformation (ACT) and serves on the Salvation Army Advisory Board for the North Texas Command Area. In addition, he serves on the Board of Directors of each of the Amelia Island Plantation Community Association, Inc. and the Captains Court Villas Association, Inc. Mr. Caldwell holds a Bachelor of Business Administration degree in Accounting, with the highest honors, from The University of Texas and a Doctor of Jurisprudence, with honors, from The University of Texas. He is a certified public accountant (CPA) and a member of the State Bar of Texas. Mr. Caldwell was previously a member of the Board of Trustees of GuideStone from 2004 to 2010.
Thomas G. Evans. Mr. Evans is President and Owner of Encompass Financial Services, Inc., a firm that provides business valuation and transaction management. He currently serves on the Board of Directors for i2E and past Chairman of the Board of Directors for Leadership Oklahoma and has also served as past Chairman of the Baptist Foundation of Oklahoma. Mr. Evans holds a Bachelor of Science degree in Business Administration from Northwestern Oklahoma State University, a Master of Business Administration degree from Marylhurst University and a Graduate Level Certificate in Financial Services from Seton Hall College of Law. Mr. Evans was previously a member of the Board of Trustees of GuideStone and an Interested Trustee of the Board of Trustees of the Trust (now known as the Board of Directors).
William Craig George. Mr. George has been the Chairman of the Board of Directors since January 2015 and a member of the Board of Directors since September 2004. He has been employed with First National Bank since 2017 and currently serves as Senior Vice President and Regional Credit Officer. In his role with First National Bank, Mr. George underwrites and approves loans and oversees bank loan policy and bank lending compliance. He has served on the board of the Pregnancy Life Care Center of Raleigh and on the Allocations Committee of Triangle United Way. Mr. George holds a Bachelor of Science degree in Business Administration from the University of North Carolina at Chapel Hill.
Deanna A. Mankins. Ms. Mankins served as the Chief Financial Officer of the City of Zachary, Louisiana, since early 2019, and retired effective December 31, 2025. Prior to this, she served as the Tax Manager for Postlethwaite & Netterville, APAC, where she was employed for over 21 years. She also serves as the Treasurer for the Foundation Assisting Zachary Education and is a board member of the Finance Advisory Committee for

GuideStone Funds

the Recreation and Park Commission of East Baton Rouge Parish. Ms. Mankins is a CPA. She holds a Bachelor of Science degree in Accounting, magna cum laude, from Louisiana State University.
David B. McMillan. Mr. McMillan is an Independent Consultant. After retiring from Eastman Chemical Company in 2008, he served as President and Chief Executive Officer (CEO) of three private equity backed startup companies, and he was also the founding partner of a company that provided management teams and consulting services to small companies. Mr. McMillan has previously served as a member of the Board of Trustees of GuideStone from 2010 to 2018, where he was Chairman of the Audit Committee from 2013 to 2018; member of the Board of Trustees of GuideStone Capital Management, LLC from 2011 to 2018, where he served as Chairman from 2013 to 2018; Chairman of the Board of Trustees of GuideStone Investment Services from 2014 to 2018; and Chairman of the Board of Trustees of GuideStone Resource Management, Inc. from 2014 to 2018. He holds a Bachelor of Science degree in Chemical Engineering, cum laude, from Texas A&M University. In addition, Mr. McMillan is a member of the American Institute of Chemical Engineers.
Ronald D. Murff. Mr. Murff is the President of JKL Group, LLC, a private investment firm in Dallas, Texas. He is also a Principal of Dalcor Companies, which is active in multi-family housing, where he has served since 2012. Previously, he worked in the banking industry, including spending more than 20 years with Guaranty Bank, a $17 billion bank operating in Texas and California. He served in several executive roles, including President of the Retail Banking Group and Chief Financial Officer, and was responsible for coordinating the spinoff of the bank from its parent company in late 2007. Mr. Murff serves as an Advisory Director to the Board of the Baylor University Medical Center, a Director to the Board of the Southwest Transplant Alliance and as a Trustee to the Board of Prestonwood Baptist Church. He served on the Board of Regents of Baylor University from 2009 to 2018, serving as chair of several committees and then Chairman of the Board in 2016 and 2017. Mr. Murff has previously served on the Board of Trustees of GuideStone from June 2003 through October 2010, as an advisory director for Baylor University’s Hankamer School of Business and has served as a board member for the Federal Home Loan Bank of Dallas and the Ladybird Johnson Wildflower Center in Austin, Texas. He holds a Bachelor of Business Administration degree in Accounting from Baylor University.
Brandon Pizzurro. Mr. Pizzurro is President of the Trust, President and Chief Investment Officer of the Adviser, President of GuideStone Investment Services and serves as Vice President, Chief Investment Officer of GuideStone. He leads the GuideStone’s Investments line of business, chairs GuideStone’s Committee on Faith-Based Investing, oversees the management of unregistered alternative investments held by GuideStone and is member of other committees of GuideStone and the Adviser. Prior to his current role, Mr. Pizzurro was Director of Public Investments and the principal portfolio manager for the Funds, where he directed manager research, selection, ongoing monitoring and due diligence and is responsible for leading the analyst research team and investment process of the Adviser. He joined GuideStone in 2017 as a Senior Investment Analyst, where he performed quantitative and qualitative analysis, including research and recommendations regarding Fund structure and composition, on the Funds. Mr. Pizzurro holds a Bachelor of Business Administration degree with a double major in Finance and Real Estate from Baylor University. He is a CERTIFIED FINANCIAL PLANNERTM certificant and a member of both the CFA Institute and the CFA Society of Dallas/Fort Worth.
Jill R. Rayburn, JD. Dr. Rayburn has been Vice Chair of the Board of Directors since February 2026. She serves as the University General Counsel for North Greenville University, since 2017. In addition, she serves or has served North Greenville University as an adjunct professor, Assistant Provost for Academic Outreach and Director of Professional Programs / Title IX Coordinator from 2019 to 2020 and Director of Academic Engagement and Outreach from 2017 to 2018. Dr. Rayburn is the Managing Partner for the Richey Family, GP, Richey Girls, GP and Richey Development, GP, since 2007. She also serves on the Board of Directors of the Upstate Homeschool Co-op and the Better Business Bureau Education Foundation, and on the Credentials Committee of the Southern Baptist Convention. She holds a Bachelor of Arts, summa cum laude, in Political Science/History with a minor in Economics from King College and a Doctor of Jurisprudence, with honors, from the University of Memphis Cecil C. Humphrey School of Law.
Statement of Additional Information

The Board’s Committees
Currently, the Board has an Audit Committee, Compliance and Risk Committee, Investment Management Committee and a Nominating and Governance Committee. The responsibilities of each committee and its members are described below.
Audit Committee. The Board has an Audit Committee comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Albury (upon commencement of his service on the Board), Caldwell, Evans, George, McMillan and Murff. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2025, there were three meetings of the Audit Committee.
Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of Ms. Mankins, Dr. Rayburn and Messrs. Caldwell and Evans, all of whom are Independent Directors. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (3) act as a liaison between the CCO of the Trust and the full Board when necessary and appropriate. The Compliance and Risk Committee was established in February 2015. During the fiscal year ended December 31, 2025, there were four meetings of the Compliance and Risk Committee.
Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Directors, Messrs. George, McMillan and Murff. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in a Fund’s investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of the Funds that may warrant Board consideration. The Investment Management Committee was established in August 2011. During the fiscal year ended December 31, 2025, there were four meetings of the Investment Management Committee.
Nominating and Governance Committee. The Board has a Nominating and Governance Committee, comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Albury (upon commencement of his service on the Board), Caldwell, Evans, George, McMillan and Murff. Pursuant to its charter, the Nominating and Governance Committee is responsible for the nomination of candidates to serve as Directors and to monitor Board governance matters. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Director. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Directors shall be committed to the discretion of the Independent Directors then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2025, there were two meetings of the Nominating and Governance Committee.
Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Director candidates in writing to the attention of Melanie Childers, Vice President – Fund Operations and Secretary, GuideStone Funds, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152.

GuideStone Funds

Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Director (including Mr. Albury) in the Target Date Funds as of June 30, 2026.
Name of Director	Dollar Range of Equity Securities in each Target Date Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro	$10,001-$50,000 in the MyDestination 2055 Fund	Over $100,000
INDEPENDENT DIRECTORS
Timothy M. Albury	NONE	NONE
James D. Caldwell	NONE	NONE
Thomas G. Evans	Over $100,000 in the MyDestination 2025 Fund	Over $100,000
William Craig George	NONE	NONE
Deanna A. Mankins	NONE	NONE
David B. McMillan	NONE	Over $100,000
Ronald D. Murff	NONE	Over $100,000
Jill R. Rayburn	$50,001-$100,000 in the MyDestination 2035 Fund	Over $100,000
As a group, the Directors and officers of the Trust owned less than 1% of each class of each Fund, as of June 30, 2026.
As of June 30, 2026, the Independent Directors or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s Adviser, Sub-Advisers or Underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser, Sub-Advisers or Underwriter.
Dr. Rayburn’s spouse and Mr. Murff’s spouse are members in the Southern Baptist Churches 403(b)(9) Retirement Plan established and maintained by GuideStone.
Compensation. Effective January 1, 2024, the Trust began compensating the Independent Directors. In addition, the Trust reimburses the Directors for any expense incurred in attending meetings. The Trust does not compensate officers for the services they provide to the Funds, including the Target Date Funds. The Trust pays each Independent Director annual compensation for his or her services as a Director of the Trust. In recognition for his services, the compensation paid to the Board chairman is larger than the compensation paid to the other members of the Board. The Independent Directors are also reimbursed for travel expenses incurred in connection with attending such meetings. The Trust may pay the incidental costs of an Independent Director to attend training or other types of conferences relating to the investment company industry.
The following table sets forth information with respect to the compensation of each Interested and Independent Director for the fiscal year ended December 31, 2025.
Name of Director	Total Compensation from the Trust
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro(1)	NONE
INDEPENDENT DIRECTORS
James D. Caldwell	$80,000
Thomas G. Evans	$80,000
William Craig George	$100,000
David B. McMillan	$80,000
Deanna A. Mankins	$80,000
Statement of Additional Information

Name of Director	Total Compensation from the Trust
Ronald D. Murff	$80,000
Jill R. Rayburn	$80,000
(1)
As an Interested Director who is an officer and employee of GuideStone and/or its affiliates, Mr. Pizzurro did not receive any compensation from the Trust for his services.
The Trust does not provide pension or retirement benefits to its Directors.
The Trust’s officers do not receive fees from the Trust for services in such capacities.
The Adviser. The Target Date Funds have employed GuideStone Capital Management, LLC, a Texas limited liability company, as the Adviser. GuideStone indirectly controls the Adviser. GuideStone was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. GuideStone is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.
The Sub-Advisers. The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (Parametric) whereby Parametric is responsible for monitoring and investing cash balances of each Target Date Fund. The Adviser and the Sub-Adviser(s) for each Target Date Fund determine the amount of each Target Date Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long positions in U.S. Treasury securities and/or derivative instruments (e.g., exchange listed equity index futures contracts, currency futures, non-U.S. government bond futures and U.S. Treasury futures contracts) and/or invest in short positions in credit default swap indexes within the Target Date Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.
The Adviser and the Trust have also entered into a Sub-Advisory Agreement with Parametric on behalf of the Target Date Funds whereby Parametric may be responsible for implementing temporary investment portfolios designed to ensure that a Target Date Fund maintains its desired risk exposure. A completion portfolio may be employed, for example, if a Target Date Fund's exposure drifts, which causes a Target Date Fund’s risk/return profile to be inconsistent with the Target Date Fund’s stated objective. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Target Date Fund to its desired portfolio alignment.
Advisory Fees. Under the Advisory Agreement and Sub-Advisory Agreements, each Target Date Fund pays to the Adviser and its Sub-Adviser(s) advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund’s average net assets. Since the Target Date Funds have more than one class, the fee is allocated daily to each class based on the proportionate net assets of each class in relation to the net assets of the Target Date Fund as a whole.
	2025		2024		2023
Fund	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers
MyDestination 2015	$711,602	$3,845	$701,681	$51,273	$650,840	$46,032
MyDestination 2025	1,998,819	27,617	1,869,655	80,134	1,687,642	62,960
MyDestination 2035	2,144,630	2,811	1,820,465	—	1,499,970	—
MyDestination 2045	1,813,328	—	1,489,705	—	1,172,302	—
MyDestination 2055	958,123	—	723,920	—	520,312	—
MyDestination 2065(1)	N/A	N/A	N/A	N/A	N/A	N/A
(1)
Inception date was December 31, 2025.
Securities Lending Activities. The Target Date Funds do not participate in securities lending, and as such, there are no securities lending activities to report.

GuideStone Funds

Control Persons of Sub-Advisers: The following is a description of parties who control the Sub-Advisers.
Target Date Funds:
Parametric Portfolio Associates LLC (Parametric), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Target Date Funds — Cash Overlay Program:
Parametric Portfolio Associates LLC (Parametric), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
Fund Expenses. Each Target Date Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Target Date Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares. In addition, each Target Date Fund bears its proportionate share of the operating expenses of the underlying mutual funds in which it holds shares. In addition, the Target Date Funds may allocate transfer agency and certain other expenses by Class.
Statement of Additional Information

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for day-to-day management of the Target Date Funds as of June 30, 2026.
Adviser and Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
GuideStone Capital Management, LLC*	1	$759	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Joshua Chastant
Brandon Pizzurro
Parametric Portfolio Associates LLC
Richard Fong, CFA	4	$157	30	$1,867	308	$49,728	N/A	N/A	N/A	N/A	N/A	N/A
Xiaozhen Li, Ph.D.	10	$4,902	N/A	N/A	166,209	$428,103	N/A	N/A	N/A	N/A	N/A	N/A
Jennifer Mihara	54	$47,983	5	$726	166,218	$431,886	N/A	N/A	N/A	N/A	N/A	N/A
Zach Olsen, CFA	4	$157	24	$847	78	$17,214	N/A	N/A	N/A	N/A	N/A	N/A
Gordon Wotherspoon	40	$23,085	N/A	N/A	166,218	$431,886	N/A	N/A	N/A	N/A	N/A	N/A
*
The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.

GuideStone Funds

Material Conflicts of Interest. Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Select Funds’ investments and the investments of the other accounts managed include conflicts between the investment strategy of a Select Fund and the investment strategy of other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Select Fund and other accounts managed by the portfolio manager.
By implementing investment strategies of various accounts, a portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals) and commingled trust accounts.
Portfolio managers make investment decisions for each portfolio, including the Select Funds, based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.
Potential conflicts of interest may also arise when allocating and/or aggregating trades. Sub-Advisers often aggregate into a single trade order several individual contemporaneous client trade orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.
Portfolio Manager Compensation:
The following is a description of the structure of and method used to determine the compensation received by the Target Date Funds’ portfolio managers or management team members from the Target Date Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2025.
GuideStone Capital Management, LLC (Adviser). Portfolio managers and analysts (collectively, the Adviser’s investment personnel) of the Adviser are compensated for their services on behalf of the Adviser with a fixed base salary plus discretionary incentive compensation. With respect to portfolio management functions for the Funds and accounts managed or overseen by the Adviser, general consideration is given in the determination of incentive compensation to overall performance of these Funds and accounts in terms of both long-term and short-term performance results, with compensation primarily based on the Funds assigned to each individual analyst or portfolio manager. Factors included in the determination of base salary include the Adviser’s investment personnel’s experience, capabilities and extent of management responsibility. The Adviser and its parent are nonprofit entities, and there are no stock option or profit sharing plans. The absolute amount of base salary, incentive compensation and related benefits received by the Adviser’s investment personnel may also be determined, in whole or in part, as a result of service as officers or employees of affiliates of the Adviser, including GuideStone, which is unrelated to service as the Adviser’s investment personnel or officers of the Adviser.
Parametric Portfolio Associates LLC (Parametric). Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for investment professionals is not based directly on investment performance or assets managed, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned
Statement of Additional Information

with the interests of investors without providing incentive to take undue or insufficient investment risk. It also removes a potential motivation for fraud. Parametric is a subsidiary of Morgan Stanley. Violations of Parametric’s or Morgan Stanley’s policies would be a contributing factor when evaluating an employee’s discretionary bonus.
Compensation of Parametric employees has the following components:
●
Base salary
●
Discretionary bonus
●
This bonus may be paid in cash, or for those who meet the eligibility for deferred compensation, may be paid in a combination of cash and deferred awards that may include Morgan Stanley restricted stock.
●
Deferred awards vest after three years.
Parametric employees also receive certain retirement, health and welfare insurance, and other benefits that are broadly available to Morgan Stanley employees. Compensation of employees is reviewed on an annual basis. Considerations for adjustments in base salary and bonus decisions are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end.
The firm also maintains the following arrangements:
●
Employment contracts for key investment professionals and senior leadership.
●
Notice and non-solicit agreements for managing directors and executive directors of the company.
Method to Determine Compensation. Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry.
Compensation is also influenced by the operating performance of Parametric and Morgan Stanley. While the salaries of investment professionals are comparatively fixed, variable compensation in the form of bonuses may fluctuate from year-to-year, based on changes in financial performance and other factors. Parametric also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion.
Additionally, Parametric participates in compensation surveys that benchmark salaries against other firms in the industry. This data is reviewed, along with a number of other factors, so that compensation remains competitive with other firms in the industry.
Securities Ownership. Portfolio managers of the Sub-Adviser(s) do not beneficially own any shares of the Target Date Funds. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager of the Adviser in each of the Funds as of June 30, 2026.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Target Date Funds of the Trust
Joshua Chastant	NONE
Brandon Pizzurro	$10,001-$50,000 in the MyDestination 2055 Fund
Fund Brokerage. The Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Target Date Funds, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.

GuideStone Funds

The Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.
Subject to its obligation to seek best execution, the Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Target Date Funds would otherwise be obligated to pay. Target Date Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Target Date Funds by non-affiliated broker-dealers. OTC transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.
If the Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as a Target Date Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including a Target Date Fund. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased by a Target Date Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.
For the fiscal years ended December 31, the aggregate dollar amount of brokerage commissions paid by each Fund are shown in the following table. The amount of brokerage commissions paid by a Fund may vary substantially from year to year due to differences in changing asset levels, shareholder activity and/or portfolio turnover, changes in a Fund's sub-adviser or investment strategies and other factors. During the periods noted in the following table, certain Funds had significant variation in brokerage commissions paid: (i) the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund had higher brokerage commissions paid in 2025 compared to 2024 as a result of glide path rebalancing (i.e., allocation changes to the underlying investments within each Fund's asset classes) and/or shareholder activity.
	Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	2025	2024	2023
MyDestination 2015	$503	$—	$180
MyDestination 2025	1,518	—	704
MyDestination 2035	2,085	404	2,494
MyDestination 2045	1,766	335	1,992
MyDestination 2055	947	170	1,603
MyDestination 2065(1)	—	N/A	N/A
(1)
Inception date was December 31, 2025.
During the fiscal years ended December 2025, 2024 and 2023 the Target Date Funds did not pay any brokerage commissions to an affiliated broker or dealer.
Codes of Ethics. The Trust, the Adviser, the Sub-Adviser and the Underwriter (as defined below) have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Target Date Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Target Date Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal
Statement of Additional Information

securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Directors and could result in penalties.
Proxy Voting
Please refer to Appendix B of this SAI for the policies and procedures adopted by the Adviser and the Trust. Please refer to Appendix C of this SAI for a description of the Adviser's general guidelines for voting proxies.
Information regarding how the Target Date Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-888-98-GUIDE (1-888-984-8433) or by visiting the SEC’s website at http://www.sec.gov.
Other Service Providers
Underwriter. Foreside Funds Distributors LLC, 190 Middle Street, Suite 301, Portland, Maine 04101, serves as the Underwriter of each Target Date Fund’s shares pursuant to a Distribution Agreement (Agreement). The Agreement was for an initial two-year term and is renewable annually thereafter. The Agreement is terminable without penalty on 60 days’ written notice by the Board of Directors, by vote of a majority of the outstanding voting securities of a Fund or by the Underwriter. The Agreement will also terminate automatically in the event of its assignment. The Target Date Funds do not pay any fees to the Underwriter in its capacity as underwriter. The Underwriter may enter into agreements with affiliates of the Adviser in connection with distribution. The Underwriter has agreed to use efforts deemed appropriate by it to facilitate the distribution of the Target Date Funds’ shares, which are offered on a continuous basis.
Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (BNY), which has its principal business address at 103 Bellevue Parkway, Wilmington, Delaware 19809, provides transfer agency and dividend disbursing agent services for the Target Date Funds. As part of these services, BNY maintains records pertaining to the sale, redemption and transfer of Target Date Fund shares and distributes each Target Date Fund’s cash distributions to shareholders.
Administrative and Accounting Services. The Northern Trust Company, 333 South Wabash Avenue, Chicago, Illinois 60604, provides administrative and accounting services to the Target Date Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of NAV; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Trust’s administrator does not have any responsibility or authority for the management of the Target Date Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, The Northern Trust Company receives from each Fund a fee computed daily and paid monthly. For the fiscal years ended December 31, 2025, December 31, 2024, and December 31, 2023, The Northern Trust Company received $3,972,062, $1,889,109 and $2,590,082, respectively, after waivers from the Trust for its administrative and accounting services across all Funds. Although the Select Class of the Target Date Funds has not yet commenced operations, payments to The Northern Trust Company for its administration and accounting services have been paid by the other share classes of the Target Date Funds for the last three fiscal years.
Custodian. The Northern Trust Company, 333 South Wabash Avenue, Chicago, Illinois 60604, serves as custodian for the Target Date Funds pursuant to a custody agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Target Date Funds in connection with the custody agreement.

GuideStone Funds

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, serves as the independent registered public accounting firm to the Trust.
Legal Counsel. The law firm of Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, DC 20006, serves as counsel to the Trust.
Counsel to Independent Directors. The law firm of Eversheds Sutherland (US) LLP, 700 Sixth Street, N.W., Suite 700, Washington, DC 20001-3980, serves as counsel to the Independent Directors.
Shares of Beneficial Interest
The Trust’s Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Target Date Funds and their classes, including the Select Class, and each share has a par value of $0.001 per share. There are no conversions or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at NAV per share. Certificates certifying the ownership of shares will not be issued.
In accordance with the Trust’s Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold the power to vote of at least 60% of the outstanding shares of the Trust. The Funds, including the Target Date Funds, of the Trust will refuse to accept any investment that would result in a change of such control. This means that GuideStone will control the vote on any matter that requires the approval of the outstanding shares of the Trust.
The assets belonging to a Target Date Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Target Date Fund represents an equal beneficial interest in the net assets of such Target Date Fund. Each class, including the Select Class, of a Target Date Fund represents interests in the assets of that Target Date Fund and has identical voting, dividend, liquidation and other rights, except that expenses allocated to the Select Class will be borne by the Select Class. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or class are allocated among all the Funds, including the Target Date Funds, in a manner the Directors believe to be fair and equitable.
The Board of Directors has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Directors have established 27 Funds of the Trust and three classes of shares to be issued currently. Expenses borne by each class differ because of the allocation of class-specific expenses. For example, transfer agent fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.
Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Directors. Shares will generally be voted by shareholders of an individual Fund or class, except in the case of election or removal of Directors, the amendment of the Trust’s Trust Instrument, when required by the 1940 Act or when the Directors have determined that the matter affects the interests of more than one Fund of the Trust or class.
The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Directors or upon the written request of shareholders owning a majority of the outstanding shares of the Trust. Amendments and supplements to the Trust’s Trust Instrument may be made only by majority of the outstanding shares of the Trust. The Trust shall have perpetual existence. Only a majority of the Board of Directors, including a majority of the Independent Directors, and not an individual Fund of the Trust, may approve the dissolution of a Fund of the Trust or the Trust.
Statement of Additional Information

Redemptions In-Kind for Affiliated Persons
As described in the Prospectus, each Fund reserves the right, taking into account the best interests of its shareholders, to honor a redemption request by certain affiliated shareholders by transferring some of the securities held by a Fund directly to a redeeming shareholder (redemptions in-kind). Specifically, redemptions in-kind may be effected for redeeming shareholders who are considered “affiliated persons” of a Fund by virtue of controlling, being controlled by or under common control with the Adviser (affiliated shareholder). The Board has adopted procedures for redemptions in-kind of affiliated persons of a Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and require the Adviser to determine: (i) that the redemption in-kind will not favor the affiliated shareholder to the detriment of any of the Fund's remaining shareholders; (ii) in the context of another Fund redeeming from the distributing Fund, the redemption in-kind will not favor the distributing Fund to the detriment of the redeeming Fund; and (iii) the redemption in-kind is in the best interest of the distributing Fund. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's NAV and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities.
Taxation
General
The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. Investments in the Fund must be made through a tax-advantaged account (such as a retirement plan account, including a 403(b)(7) or 401(k) account or an individual retirement account (IRA) (Tax-Advantaged Account)), to which special tax rules apply. You should consult your own tax adviser(s) with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.
Treatment as a Regulated Investment Company. Each Fund has elected to be a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (RIC) and intends to continue to qualify for treatment as a RIC for its current taxable year. As a RIC that so qualifies, a Fund will pay no federal income tax on its net income and net realized gains it distributes to you. The Board of Directors reserves the right not to maintain a Fund’s qualification for treatment as a RIC if the Board of Directors determines that course of action to be beneficial to its shareholders. In such a case, or if a Fund otherwise fails to maintain that qualification for any taxable year — either (1) by failing to satisfy the distribution requirement applicable to RICs (Distribution Requirement), even if it satisfied the source-of-income and diversification requirements applicable thereto (Income Requirement and Diversification Requirements, respectively); or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable to, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — then for federal tax purposes the Fund would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes, the shareholders would treat all those distributions, including capital gain distributions, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for non-corporate shareholders those dividends would be QDI subject to federal income tax at the 15% and 20% maximum rates described above), and

GuideStone Funds

those dividends would be eligible for the DRD. Furthermore, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
Excise Tax. To avoid a nondeductible 4% federal excise tax (Excise Tax), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98.2% of its capital gain net income earned during the 12-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats such distributions as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all Excise Tax.
Backup Withholding. Each Fund must withhold and remit to the U.S. Treasury 24% of all dividends and (except in the case of the Money Market Fund) capital gain distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to you (backup withholding) if (1) you are a noncorporate shareholder and (2) you fail to furnish the Fund with your correct social security or other taxpayer identification number. Withholding at that rate also is required from a Fund’s dividends and (except for the Money Market Fund) capital gain distributions otherwise payable to you if you are such a shareholder and (a) the IRS notifies you or the Funds that you have failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.
Pass-through of Foreign Taxes. If more than 50% of the value of a Fund’s total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, foreign taxes). If a Fund makes this election, the year-end statement you receive will show more taxable dividends than it actually distributed to you, because you will be required to include in gross income, and treat as paid by you, your proportionate share of those foreign taxes (the amount of which will be included on your statement with other dividends, if any, the Fund paid). Please note that any foreign taxes paid will reduce the proceeds payable to your Tax-Advantaged Account, which will also not be able to recoup some of the cost through tax deductions or credits.
Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation. Please note that any such taxes paid will reduce the proceeds payable to your Tax-Advantaged Account, which will also not be able to recoup some of that cost through tax deductions or credits.
Tax Treatment of Fund Investments
Securities transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the securities lot sold with the net proceeds pursuant to applicable federal income tax rules.
Each Target Date Fund invests primarily in shares of the Select Funds. Accordingly, a Target Date Fund’s income will consist of distributions from Select Funds and net gains realized from the disposition of Select Fund shares. If a Select Fund continues to qualify for treatment as a RIC — as noted above, each Target Date Fund, including the Select Funds, intends to continue to do so for its current taxable year — (1) dividends paid to a Target Date Fund from the Select Fund’s “investment company taxable income” will be taxable to the Target Date Fund as ordinary income to the extent of the Select Fund’s earnings and profits and (2) distributions paid to a Target Date Fund from the Select Fund’s net capital gain will be taxable to the Target Date Fund as long-term capital gains, regardless of how long the Target Date Fund has held the Select Fund’s shares. (As noted above, a Target Date Fund will be able to avoid having to pay entity-level federal income tax on those distributions by distributing the amount thereof to its shareholders.) If a Target Date Fund purchases shares of a Select Fund within 30 days before or after redeeming other shares of that Select Fund at a loss (whether pursuant to a rebalancing of the
Statement of Additional Information

Target Date Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Target Date Fund and instead will increase its basis in the newly purchased shares.
Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than its stated redemption price, the difference is “market discount.” If the amount of market discount is more than de minimis, a Fund must include in its gross income a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In general, the amount of market discount that must be included is equal to the lesser of (1) the amount of market discount accrued during the taxable year (plus any accrued market discount for prior taxable years not previously included in gross income) or (2) the amount of the principal payment(s) received during the taxable year. Generally, market discount accrues on a daily basis for each day a Fund holds a debt security at a constant rate over the time remaining to the security’s maturity or, at the Fund’s election, at a constant yield to maturity that takes into account the semi-annual compounding of interest. The recognition of additional interest not paid in cash may require the Fund to sell other assets to make its required distributions to maintain RIC status.
Original Issue Discount and PIK Securities. Certain debt securities a Fund acquires may be originally issued at a discount. Very generally, “original issue discount” is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund currently receives no cash on account of the original issue discount that accrues on a debt security in a given taxable year, that discount generally is treated for federal income tax purposes as interest that is includable in gross income in that year and, therefore, is subject to the Distribution Requirement. Similar treatment is required for “interest” on PIK securities paid in the form of additional securities rather than cash. The recognition of additional interest not paid in cash may require the Fund to sell other assets to satisfy the Distribution Requirement.
Foreign Investments. The Funds may be subject to foreign taxes on income from, and gains realized on, certain foreign securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.
Hedging Strategies. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as “qualifying income” under the Income Requirement.
Some futures contracts, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and foreign currency options and forward contracts — except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap or similar agreement — in which a Fund invests may be subject to Code section 1256 (collectively, section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts may also be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement.
Offsetting positions a Fund enters into or holds in any actively traded security, option, futures contract or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that

GuideStone Funds

may affect the amount, character and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions that otherwise would constitute short-term capital losses be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts). Any delay in recognizing losses could cause the Fund to have to sell other assets to satisfy the Distribution Requirement.
If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities). Any delay in recognizing losses could cause the Fund to have to sell other assets to satisfy the Distribution Requirement.
Investments in REITs. Certain Funds may invest in REITs that (1) hold residual interests in REMICs (i.e., real estate mortgage investment conduits) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (TMPs) or have a qualified REIT subsidiary that is a TMP. A part of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury and the IRS issued a notice in 2006 (Notice) announcing that, pending the issuance of further guidance (which has not yet been issued), the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.
The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their “unrelated business taxable income” (UBTI)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the corporate income tax rate) on the excess inclusion income allocable to its shareholders that are disqualified organizations, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.
A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record”
Statement of Additional Information

after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders who are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. A Tax-Advantaged Account would be required to report these amounts as UBTI. A Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.
Tax-Advantaged Accounts
Withholding. Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from certain retirement plans, including retirement plans within the GuideStone recordkeeping platform. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. You should consult your plan administrator or tax adviser for further information.
Third-Party Line of Credit
The Trust, on behalf of the Funds, including the Target Date Funds, participates in a line of credit arrangement with The Northern Trust Company for a $50,000,000 unsecured, committed revolving line of credit (LOC). The proceeds of the loans under the LOC are to be used solely for short-term liquidity to support redemptions of investors in a borrowing Fund and settlement of trades. The Trust’s ability to borrow under the LOC is also subject to its organization documents, the limitations of the 1940 Act and various conditions precedent that must be satisfied before a Fund can borrow. Additionally, inter-fund lending is permitted under the LOC; however, a Fund may not be a lender of an inter-fund loan at any time during which such Fund has a loan under the LOC outstanding. Loans under the LOC are charged an interest rate on the outstanding principal amount at a rate per annum equal to the greater of (i) the federal funds rate plus 1.00%; or (ii) 1.50%. If any amount of a loan is not paid when due, all amounts due shall bear interest at a rate equal to the rate otherwise applicable and 2.00% per annum for each day until all past due amounts and any interest thereon are paid in full. The LOC also requires each Fund to pay its pro rata share of a facility fee based on the amount of the LOC.
Valuation of Shares
Each Target Date Fund’s shares are bought or sold at a price that is the Target Date Fund’s NAV per share. The NAV for each Target Date Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Target Date Fund holds plus cash and other assets). Each Target Date Fund’s per share NAV is calculated by dividing its NAV by the number of Target Date Fund shares outstanding. Because each Target Date Fund invests primarily in shares of the Select Funds, the price of a share of a Target Date Fund is based upon the NAVs of the shares of those underlying investments. In turn, the NAV per share of each underlying investment is based upon the values of the obligations, stocks and other investments held by the underlying fund. Therefore, the price of a share of a Target Date Fund will fluctuate in relation to its asset allocation among the underlying investments and the value of the portfolio investments of the underlying investments.
The Target Date Funds value their portfolio securities and compute their NAV per share as of the close of regular trading on the NYSE, which is generally 4:00 p.m. Eastern Time on each day that the NYSE is open for trading or such other times as the NYSE may officially close (Business Day), in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Target Date Funds’ methods for valuing their portfolio securities. Target Date Fund shares will generally not be priced on any day the NYSE is closed for trading (market holidays). The Target Date Funds also remain closed on days when the NYSE is closed

GuideStone Funds

and the Securities Industry and Financial Markets Association recommends that the bond markets remain open. The valuation of the Target Date Funds’ investments is subject to oversight of the Board of Directors. The Board of Directors has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). The Adviser, as the valuation designee, performs the fair value determinations relating to Target Date Fund investments, subject to oversight by the Board of Directors. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Target Date Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a Valuation Committee to assist with its designated responsibilities as valuation designee.
The Target Date Funds each value portfolio securities listed on an exchange at current market value on the basis of the last sale price or official closing price prior to the time the valuation is made. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Target Date Fund at the Nasdaq Official Closing Price (NOCP) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there has been no sale since the immediately previous valuation, then the official close price is used. Quotations are taken from the exchange where the security is primarily traded.
Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. The Target Date Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Target Date Fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of Target Date Fund shares may change on days when shareholders will not be able to buy or redeem Target Date Fund shares. When an occurrence subsequent to the time that a foreign security is valued is likely to have changed such value, then such foreign security will be valued at its fair value, as determined through procedures established by, or under the direction of, the Board of Directors. In addition, foreign equity securities will be valued at fair values provided by Interactive Data Corporation on certain days determined upon movements in a broad-based index in relation to the close of a foreign market. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.
Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of evaluated prices provided by a pricing service approved by the Board of Directors. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Directors.
If official closing prices, market quotations or the estimates of value provided by an independent pricing service are insufficient or not readily available on a Business Day; it is determined by the Valuation Committee or a Target Date Fund’s applicable Sub-Adviser that the available prices or values do not represent the fair value of the security; or the security is determined to be illiquid in accordance with guidelines approved by the Board of Directors, then the Target Date Fund will value the security based on a method that the Board of Directors believes accurately reflects fair value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.
Statement of Additional Information

Portfolio Holdings Information
It is the Trust’s policy to protect the confidentiality of the Target Date Funds’ current portfolio holdings information and to prevent the selective disclosure and misuse of such information. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Target Date Funds. These portfolio holdings disclosure policies have been approved by the Board of Directors. It is prohibited for the Trust, the Adviser, the Adviser’s affiliates or any other person to receive compensation in connection with their disclosure of the Funds’ portfolio holdings information.
Each Target Date Fund will publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Target Date Funds also may disclose portfolio holdings information as required by law or in response to requests from regulators. In accordance with SEC regulatory requirements, each Target Date Fund files a complete schedule of its portfolio holdings with the SEC for each semi-annual and annual period of its fiscal year on Form N-CSR and for the third month of each quarter of each fiscal year on Form N-PORT. Each Target Date Fund also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders.
These reports (1) are available on the EDGAR database on the SEC’s website at http://www.sec.gov; and (2) copies may be requested (you will be charged a duplicating fee) via electronic request by emailing publicinfo@sec.gov. The annual and semi-annual reports to shareholders of the Target Date Funds’ Select Class will be available without charge by contacting GuideStone at 1-888-98-GUIDE (1-888-984-8433). Each Target Date Fund’s portfolio holdings information is publicly available at the time such information is filed with the SEC.
Each Target Date Fund may post on your retirement plan’s website a detailed list of its portfolio holdings as of the end of each calendar quarter 15 calendar days after the end of the quarter. Target Date Fund holdings information that is posted to your retirement plan’s website will remain available on the website at least until the date on which the Target Date Fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the website information is current. A Target Date Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. Each Target Date Fund may also distribute analytical or portfolio characteristics data that is based on its quarter-end portfolio holdings provided that (1) at least 15 calendar days have elapsed since the quarter-end to which the information relates; and (2) the information has been made publicly available via your retirement plan’s website or otherwise (but not earlier than the 15 calendar day restriction).
Each Target Date Fund may disclose current, non-public portfolio holdings information as frequently as daily as part of the legitimate business purposes of each Target Date Fund to service providers that have contracted to provide services to the Trust and to other organizations. The entities to which each Target Date Fund provides non-public holdings information are subject to a duty of confidentiality either by explicit agreement or by virtue of their respective duties to each Target Date Fund, and include:
a)
the Adviser;
b)
Sub-Adviser(s);
c)
Administrator;
d)
Fund Accountant;
e)
Auditor;
f)
Legal counsels to the Target Date Funds and the Independent Directors;
g)
Custodian or sub-custodian;

GuideStone Funds

h)
Companies that provide research and analytical services to the Target Date Funds, the Adviser or a Sub-Adviser;
i)
Pricing services;
j)
Proxy voting services, if applicable;
k)
Broker-dealers who provide execution or research services for the Target Date Funds (including identifying potential buyers and sellers for securities that are held by the Target Date Funds;
l)
Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or the price is determined to be unreliable;
m)
Financial printer;
n)
Index provider(s); and
o)
Companies that provide other services that are deemed to be beneficial to the Target Date Funds.
The Target Date Funds may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies or organizations (such as Morningstar, Inc.) for a legitimate business purpose (which shall not include the receipt of compensation as consideration for the disclosure).
Telephone Instructions
Since the Select Class shares of the Target Date Funds are only available to retirement plans within the GuideStone recordkeeping platform, telephone requests directly to the Target Date Funds or their service providers are unavailable. For more information, contact your employer or GuideStone.
Control Persons and Principal Holders of Securities
As of July 15, 2026, the following persons owned of record or were known by the Funds to own beneficially 5% or more of a Class of shares of a Target Date Fund. Persons are deemed to control a Target Date Fund when they own beneficially over 25% of the Target Date Fund’s outstanding shares. Principal holders are persons that own beneficially 5% or more of any Class of a Target Date Fund’s outstanding shares.
Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2015 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	66%
MyDestination 2015 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	22%
MyDestination 2025 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	69%
MyDestination 2025 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	23%
MyDestination 2035 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	71%
MyDestination 2035 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	24%
Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2045 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	72%
MyDestination 2045 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	23%
MyDestination 2055 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	69%
MyDestination 2055 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	25%
MyDestination 2065 Fund Investor Class	GuideStone Church Retirement Plan PO Box 819109 Dallas TX 75381-9109	66%
MyDestination 2065 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	29%
MyDestination 2015 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	88%
MyDestination 2015 Fund Institutional Class	TIAA Trust, N.A. as Cust/Ttee of Retirement Plans Recordkept by TIAA Attn: Fund Operations 8500 Andrew Carnegie Blvd Charlotte, NC 28262-8500	9%
MyDestination 2025 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	92%
MyDestination 2035 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	92%
MyDestination 2045 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	92%
MyDestination 2055 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	94%
MyDestination 2065 Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 819109 Dallas TX 75381-9109	92%
In accordance with the Trust’s Trust Instrument, GuideStone will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of the Trust. The Trust will refuse to accept any investment in any Fund that would result in a change of such control. This means that GuideStone will control the vote on any matter that requires the approval of the outstanding shares of the Trust. GuideStone is a Texas non-profit corporation, of which the Southern Baptist Convention is the sole member.
Calculation of Performance Data
The Funds may, from time to time, include their yield, effective yield, tax-equivalent yield, average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds may also, with respect to certain periods of less than one year, provide total

GuideStone Funds

return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each Class of a Fund. Since each Class of shares has its own expenses and distributions, the performance for each Class over the same period will vary.
The Target Date Funds may, from time to time, include their yield, effective yield, tax-equivalent yield, average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Target Date Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Target Date Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each class of a Target Date Fund. Since each class of shares has its own expenses and distributions, the performance for each class over the same period will vary.
Financial Statements
The Funds’, including the Target Date Funds, Annual Report for the fiscal year ended December 31, 2025, has been filed with the SEC. The audited financial statements, including the notes thereto, and the financial highlights, which are each included in the Annual Report, are incorporated by reference into this SAI. The audited financial statements and the financial highlights have been audited by the Target Date Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference.
Statement of Additional Information

Appendix A — Descriptions of Securities Ratings
A description of the rating policies of Moody’s Investors Services Inc. (Moody’s), S&P Global Ratings and Fitch, Inc./Fitch Ratings Ltd. (Fitch) with respect to bonds and commercial paper appears below.
Moody’s Global Long-Term Obligation Rating Scale
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of 11 months or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B — Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
By their terms, hybrid securities allow for the omission of scheduled dividends, interest or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid security indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
S&P Global Ratings Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations: a) the likelihood of payment (capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation); b) the nature and provisions of the financial obligation, and the promise imputed; and c) the protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated

GuideStone Funds

lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.)
AAA — An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC — An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D — An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.
Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Statement of Additional Information

Fitch’s International Long-Term Issuer Credit Ratings
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts. In aggregate, IDRs provide an ordinal ranking of issuers based on Fitch’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC — Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC — Very high levels of credit risk. Default of some kind appears probable.
C — Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include: (a) the issuer has entered into a grace or cure period following non-payment of a material financial obligation; (b) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; (c) the formal announcement by the issuer or their agent of a distressed debt exchange; and (d) a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD — Restricted default. “RD” ratings indicate an issuer, in Fitch’s opinion, has experienced: (a) an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but (b) has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and (c) has not otherwise ceased operating. This would include: (i) the selective payment default on a specific class or currency of debt; (ii) the uncured expiry of any applicable grace period, cure period or default

GuideStone Funds

forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; (iii) the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel, or; (iv) ordinary execution of a distressed debt exchange on one or more material financial obligations.
D — Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” ratings and ratings below the “CCC” category.
Moody’s Global Short-Term Rating Scale
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 — Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term debt obligations.
NP — Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.
S&P Global Ratings Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the United States, for example, this means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
A-1 — A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
Statement of Additional Information

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation.
D — A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.
Dual Ratings: S&P Global Ratings may assign “dual” ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).
Fitch’s International Short-Term Issuer Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. (A long-term rating can also be used to rate an issue with short maturity.) Typically, this means up to 13 months for corporate, sovereign and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C — High short-term default risk. Default is a real possibility.
RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D — Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

GuideStone Funds

A plus (+) or minus (-) modifier may be appended to a rating to denote relative status within major rating categories. For the short-term rating category of "F1," a plus (+) may be appended.
Statement of Additional Information

Appendix B — GuideStone Capital Management, LLC and GuideStone Funds Proxy Voting Policies and Procedures
Provided below are the proxy voting policies and procedures adopted by GuideStone Capital Management, LLC and GuideStone Funds.
Purposes
Each series of GuideStone Funds, a Delaware statutory trust, (each a Fund, and together, the Funds), uses the following policies and procedures to address how its proxies relating to portfolio securities will be voted, which include the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, GuideStone Capital Management, LLC (Adviser), its sub-advisers, or its principal underwriter (or any affiliated person of the Adviser, sub-advisers, or principal underwriter), on the other.
The Board of Directors of the Funds (Board) has delegated its proxy voting duties to the Adviser and, accordingly, the following includes the policies and procedures of the Adviser that will be used on the Funds’ behalf to determine how to vote proxies relating to portfolio securities.
In addition, the Adviser’s and the Funds’ policies and procedures governing their shareholder advocacy efforts, e.g., submitting shareholder proposals or notices of exempt solicitations (NES), authoring or signing onto shareholder letters, or engaging in dialogue with portfolio company management are also set forth below.
The Funds’ Proxy Voting Program
Select Funds
●
Adviser.
●
The Adviser is a fiduciary and owes each Fund a fiduciary duty with respect to services undertaken on each Fund’s behalf, including voting. The Adviser is responsible to vote any proxies associated with each Fund’s portfolio securities in accordance with these policies and procedures.
●
One of more of the Fund(s) may participate in a securities lending program. The Proxy Voting Committee may determine that the benefit to a Fund of voting a particular proxy outweighs the benefits of securities lending if the matters involved would have a material effect on the Fund’s investment in the loaned security. In those instances, the Adviser may determine to recall securities that are on loan prior to the meeting record date, so that it will be entitled to vote those shares. There may be instances where the Adviser is unable to recall shares in time to vote.
●
Proxy Advisory Firm(s). The Adviser has retained a proxy advisory firm, Institutional Shareholder Services Inc. (ISS), to assist it in discharging its proxy voting duties. The Adviser retains full and independent discretion with respect to proxy voting decisions. The Adviser leverages research and voting recommendations from ISS as an input to the Adviser’s voting decisions, which are based on the Adviser’s internally developed custom guidelines, as described below.
Updates to previously issued proxy research reports may be provided to incorporate newly available information or additional disclosure provided by the issuer regarding a matter to be voted on, or to correct factual errors which may result in ISS issuing revised proxy vote recommendations. The Adviser will periodically monitor for these research alerts issued by ISS and will generally endeavor to consider such information where such information is considered material provided that it is delivered in a timely manner ahead of the vote deadline.
As part of its fiduciary obligation, the Adviser performs initial and ongoing due diligence on the proxy advisory firms that it engages. Accordingly, the Adviser is responsible for taking into account appropriate considerations

GuideStone Funds

in selecting a proxy advisory firm (e.g., capabilities of research staff, methodologies for formulating voting recommendations, adequacy and quality of personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest), evaluating its services (including any material changes in services or operations) in determining whether to continue to retain the firm, and for taking appropriate steps when the Adviser becomes aware of potential factual errors, potential incompleteness, or potential methodological weaknesses in the proxy advisory firm’s analysis that may materially affect one or more of the Adviser’s voting determinations.
●
Proxies Not Voted. There may be times when the Adviser may refrain from voting a proxy on behalf of a Fund where the economic or other opportunity costs of voting exceeds any benefit to the Fund, such as when the Adviser determines that the cost of voting the proxy (which may include the opportunity cost of recalling shares out on loan for the purposes of proxy voting) exceeds the expected benefit to the Fund or where the Adviser does not receive proxy materials with sufficient time and information to make an informed independent voting decision.
The Adviser’s Proxy Voting Policies and Procedures
These policies and procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of the Funds in accordance with its fiduciary duty and Rule 206(4)-6 under the Investment Advisers Act of 1940 (Advisers Act).
Proxy Voting in the Best Interests of the Funds
●
Policies.
●
To satisfy its fiduciary duty in making any voting determination with respect to portfolio securities held by a Fund, the Adviser will make the determination in the best interests of the Fund(s) and will not place the Adviser’s own interests ahead of the interests of the Fund(s).
●
The Adviser will conduct an investigation reasonably designed to ensure that the voting determination is not based on materially inaccurate or incomplete information (e.g., the Adviser will monitor corporate events with respect to those portfolio securities).
●
As deemed necessary and appropriate, the Adviser will also consider whether certain types of matters may necessitate that the Adviser conduct a more detailed analysis than what may be entailed by application of its general voting guidelines (set forth in Appendix A hereto (which is Appendix C of this SAI), to consider factors particular to the issuer or the voting matter under consideration (e.g., corporate events (mergers and acquisition transactions, dissolutions, conversions or consolidations) or contested elections for directors). When determining whether to conduct such an issuer-specific analysis, or an analysis specific to the matter to be voted on, the Adviser will consider the potential effect of the vote on the value of a Fund’s investments.
●
Guidelines. When the Adviser votes portfolio securities held by a Fund, it applies the guidelines attached hereto as Appendix A (which is Appendix C of this SAI).
●
Procedures. When voting portfolio securities held by a Fund, the Adviser will:
●
Have a process to obtain and evaluate such information as deemed reasonably necessary, such as the proxy statement and other information provided by the companies whose securities are being voted;
●
Analyze and evaluate the voting matters on the proxy statement and the disclosure contained therein, including the recommendations of management of the issuer, and any shareholder proposal(s), considering the potential effect of the vote on the value of the Fund’s investment;
●
Assess whether the expected benefit to the Fund of voting exceeds the cost of voting the proxy (including the opportunity cost of recalling shares out on loan for the purposes of proxy voting); and
●
Arrange for the submission of those vote(s) to the shareholder meeting(s) in a timely manner.
Statement of Additional Information

Conflicts of Interest
From time to time, the Adviser or its Proxy Voting Committee member(s) may have a conflict of interest in making voting determinations with respect to a Fund’s portfolio securities (e.g., if the Adviser’s and/or a Committee member’s interests in an issuer or voting matter differ from those of the Fund(s) voting a proxy). A conflict of interest could arise, for example, because of a business relationship with an issuer, or a direct or indirect pecuniary interest in the issuer or matter being voted upon, or because of a personal relationship with corporate directors or candidates for directorships. Whether a material conflict of interest exists depends upon the facts and circumstances.
The members of the Proxy Voting Committee will seek to identify any potential conflict(s) of interest, and provide full, fair and timely disclosure of such conflict(s) to the Chief Compliance Officer of the Funds and the Adviser (CCO) (who is a non-voting member of the Committee) and obtain his/her informed consent before proceeding further (as set forth below).
●
Identifying Conflicts of Interest. For purposes of identifying conflicts of interest under these procedures, the Proxy Voting Committee will rely upon the objective facts available to it about an issuer and its voting matters from reliable sources. It may be determined that a conflict of interest exists for the following reasons, among others:
●
Significant Business Relationships – A matter could involve an issuer or proponent with which the Adviser has a significant business relationship, such as other investment advisory firms, service providers and vendors, clients and financial intermediaries. For this purpose, a “significant business relationship” is one that might create a pecuniary incentive for the Adviser to vote in favor of the issuer’s management. The CCO may reasonably determine that a business relationship with an issuer does not entail any pecuniary incentive.
●
Direct or Indirect Pecuniary Interest in Issuers or Voting Matters – The Adviser or its Proxy Voting Committee members could have beneficial ownership of securities of an issuer (including securities in an issuer’s capital structure different from those owned by a Fund), and thus an opportunity to profit from changes in the value of an issuer’s securities.
●
Significant Personal or Family Relationships – A matter could involve an issuer, proponent, or individual with which a Proxy Voting Committee member has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the Proxy Voting Committee member votes the proxy.
●
Mitigating Conflicts of Interest. If a Proxy Voting Committee member becomes aware of a potential conflict of interest with respect to an issuer or a matter being voted upon (including those described above), the Committee member will promptly disclose the conflict(s) to the CCO. If the CCO determines that there is an actual material conflict of interest, the CCO will take such steps as deemed reasonably necessary to address the conflict, including but not limited to the use of a third party to vote the proxies, and disclosure to the Board of Directors (or an appropriate committee of the Board) so that the Board (or committee) could make a determination on how to vote the proxy.
●
The CCO and the Board. In the event that the CCO determines that the Adviser has a material conflict of interest with respect to an issuer’s proxy voting matter(s), the CCO will provide full and fair disclosure of the fact, nature and scope of the conflict to the Chairman of the Board and/or the Chairman of the Compliance and Risk Committee of the Board (both of whom are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (Independent Directors)), and as deemed necessary and appropriate obtain his (or their) consent (or instruction) before permitting the Adviser to vote on the matter(s).
●
Voting Shares of the Select Funds. Because the Adviser is the investment adviser both to the Funds of Funds and the Select Funds (each as designated in the Funds’ prospectus and SAI), the Adviser will either:

GuideStone Funds

●
Seek instructions from a Fund of Funds’ shareholders with regard to the voting of proxies with respect to shares of the Select Funds held by the Fund of Funds and vote those proxies only in accordance with those instructions; or
●
Vote the shares held by the Fund of Funds in the same proportion as the vote of all other shareholders of the Select Fund(s).
Policies and Procedures for the Oversight of Proxy Voting by the Adviser
Responsibilities of the Funds
●
Delegation and Oversight. The Board has delegated its proxy voting duties to the Adviser, and therefore, it generally oversees the voting of proxies by the Adviser in accordance with these policies and procedures.
●
Board Approval. As required by Rule 38a-1(a)(2) under the 1940 Act, each Fund obtains the approval of the Board, including a majority of Independent Directors, of these policies and procedures, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the federal securities laws (including Rule 206(4)-6 under the Advisers Act).
●
Annual Review. The CCO reviews, no less frequently than annually, the adequacy of these policies and procedures and the effectiveness of their implementation. The CCO, no less frequently than annually, provides a written report to the Board that, at a minimum, addresses, the operation of the proxy voting policies and procedures of the Adviser, material changes thereto, and “Material Compliance Matters” thereunder (as defined in Rule 38a-1(e)(2) under the 1940 Act).
Responsibilities of the Adviser
●
Voting in the Funds’ Best Interests and Addressing Material Conflicts. The Adviser is responsible for voting the portfolio securities of the Funds in the best interests of the Funds, and addressing material conflicts that may arise between the Adviser’s interests and those of the Funds, in accordance with these policies and procedures.
●
Annual Review. As part of the Adviser’s ongoing compliance program, the Adviser reviews and documents, no less frequently than annually, the adequacy of these voting policies and procedures to ensure that they have been formulated reasonably and implemented effectively, including whether these policies and procedures continue to be reasonably designed to ensure that the Adviser casts votes on behalf of the Funds in the best interest of the Fund, as required by Rule 204-2(a)(17)(ii) and Rule 206(4)-7(b) under the Advisers Act. The Adviser takes reasonable measures to determine that it is casting votes on behalf of the Funds consistently with these voting policies and procedures. The Adviser reviews the proxy votes it casts on behalf of the Funds as part of this annual review.
●
Periodic Review of ISS. As deemed necessary and appropriate, the Adviser reviews the services of ISS and/or The Northern Trust Company (Northern Trust) with respect to the timely and accurate voting of the Funds’ proxies, the filing of the Funds’ proxy voting records with the U.S. Securities and Exchange Commission (SEC), and the disclosure of the Funds’ proxy voting records on the Trust’s website.
Disclosure of Proxy Voting Policies and Proxy Voting Records
Disclosure of Policies and Procedures with respect to Voting Proxies Relating to Portfolio Securities
The Funds include a description of these policies and procedures in their SAI.
Disclosure of Proxy Voting Record
The Funds file with the SEC their proxy voting records annually on Form N-PX. The Funds make available free of charge the information disclosed in the Funds’ most recently filed report on Form N-PX on the website as soon as reasonably practicable after filing the report with the SEC.
Statement of Additional Information

The Funds employ ISS to record and report all proxies voted by the Adviser on all portfolio securities. The proxy voting information on the website is provided by ISS. The Form N-PX report is filed annually with the SEC by Northern Trust with the proxy voting information provided by ISS.
Shareholder Advocacy Program
The Funds (or the Adviser on behalf of the Funds) from time to time engage in other shareholder advocacy efforts beyond proxy voting. These include submitting shareholder proposals or NES to portfolio companies (and filing with the SEC when required), authoring or signing onto shareholder letters, and engaging in dialogue with portfolio company management.
The Adviser’s Proxy Voting Committee provides oversight designed to ensure that the Adviser’s shareholder advocacy activities on the Funds’ behalf are conducted in the best interests of the Funds in accordance with the Adviser’s fiduciary duty. Accordingly, the Proxy Voting Committee has adopted (and may amend from time to time) desktop procedures that describe how it will discharge its shareholder advocacy activities on behalf of the Funds, and that delegate certain functions to one or more supervised persons of the Adviser under the supervision of a Proxy Voting Committee member.

GuideStone Funds

Appendix C — Description of GuideStone Capital Management, LLC’s Proxy Voting Guidelines
Provided below is a description of the proxy voting guidelines of GuideStone Capital Management, LLC (Adviser).
GENERAL PROXY VOTING GUIDELINES
The Adviser has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations, the Adviser reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis. The Adviser may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Funds and Fund shareholders. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving, and the Adviser devotes significant time and resources to monitor these changes.
THE ADVISER’S PROXY VOTING GUIDELINES
These guidelines have been reviewed by various members of the Adviser's organization, including portfolio management and the Adviser's officers.
In general, the Adviser will cast proxy votes FOR proposals that the Adviser reasonably believes encourage alignment of corporate actions with the Funds’ faith-based investing policy guidelines, in accordance with GuideStone Financial Resources of the Southern Baptist Convention stated policy, (FBI policy) so as to allow a Fund to continue to hold companies’ securities that the Adviser believes offer financial benefits to the Fund, and the Adviser will cast proxy votes AGAINST proposals having the opposite effect, or where the Adviser does not have adequate objective facts available to it to make a reasonably informed decision as to whether the proposal is in the best interest of the Fund.
The following guidelines reflect what the Adviser believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals, and they should be accountable and responsive to shareholders. The Adviser supports independent boards of directors, and believes that boards should be sufficiently independent from management to ensure effective supervision of management, that board composition should ensure that boards are appropriately sized and that directors add value through specific skills. The Adviser believes that key committees such as audit, nominating and compensation committees should be comprised of independent directors. The Adviser believes that directors should be sufficiently responsive to investor input, and accountable to shareholders, including through transparency of the company’s governance practices and regular board elections.
In evaluating its vote for directors, the Adviser will consider the individual’s qualifications, his or her ability to devote sufficient time to the board and his or her independence from management, as well as the overall composition of the board. As it relates to the composition of a board, the Adviser will consider current best practices and governance structures. Consideration will be given to the different qualifications and expertise of each director and the relevance of their experience to the company’s operations, how representative the board is of the company’s operations and other factors deemed relevant to that specific situation. Additionally, the Adviser will consider withholding votes from directors chairing or serving on committees which in its view have not been sufficiently responsive to shareholder concerns.
Statement of Additional Information

The Adviser will generally vote for director nominees, except under certain circumstances, including but not limited to those addressed herein. The Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Adviser will consider voting against or withholding votes from directors who have attended less than 75% of meetings without a valid reason. The Adviser will generally vote against or withhold from the directors, members of the governance committee or the full board if the company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. The Adviser will generally vote against or withhold from members of the audit committee if the company shows evidence of problematic audit-related practices, including poor accounting practices that rise to a level of serious concern. The Adviser will vote case-by-case on proposals on director and officer indemnification, liability protection and exculpation and will consider the stated rationale for the proposed change. In control situations, the Adviser will consider the specific circumstances of the situation. In general, the Adviser will focus on the protection of minority shareholder rights, and the history of the exercise of control by the controlling shareholder(s).
In the event of a contested election, the Adviser will review a number of factors in making a decision, including management’s track record, the company’s financial performance, qualifications of candidates on both slates and the strategic plan of the dissidents and/or shareholder nominees.
Audit-Related: The Adviser will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the Adviser will examine proposals relating to non-audit services and non-audit fees, and proposals related to auditor indemnification and limitation of liability. The Adviser will vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm. The Adviser will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.
Shareholder Rights and Defenses: The Adviser will vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible. The Adviser will vote against proposals giving the board exclusive authority to amend the bylaws, and vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders. The Adviser will generally vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders, vote against proposals to amend the charter to include control share acquisition provisions and vote for proposals to restore voting rights to the control shares. The Adviser will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments and will vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
The Adviser generally supports proposals that require shareholder rights plans (poison pills) to be subject to a shareholder vote. The Adviser will closely evaluate shareholder rights plans, including management proposals to ratify a shareholder rights plan, on a case-by-case basis, to determine whether or not they warrant support. The Adviser will vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology. While a variety of factors may be considered in each analysis, the guiding principles are transparency, consistency and fairness in the proxy voting process. The Adviser will generally vote against proposals to require a supermajority shareholder vote. The Adviser will vote case-by-case on proposals to adopt fair price provisions, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision and the mechanism for determining the fair price. The Adviser will generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. The Adviser will review a company’s proposal to reincorporate to a different state on a case-by-case basis taking into consideration financial and corporate governance concerns, including reason for
C-2
GuideStone Funds

incorporation, comparison of company’s governance practices and provisions prior to and following reincorporation and comparison of corporation laws of original state and destination state. The Adviser will support reincorporation when the economic factors outweigh any neutral or negative governance changes. The Adviser will generally support strong rights for shareholders as it relates to calling special meetings and acting by written consent.
Capital/Restructuring: The Adviser realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Adviser will generally not vote in favor of dual-class capital structures unless the company discloses a compelling reason for the dual-class structure, such as the intention to use the new class for financing purposes with minimal or no dilution to current shareholders in both the short and long term. The Adviser will vote on a case-by-case basis on proposals to increase the number of authorized shares of preferred stock that are used for general corporate purposes, but will generally vote against the issuance of preferred shares if the company discloses no specific use for the shares. The Adviser will review proposals seeking preemptive rights on a case-by-case basis, taking into consideration the size of the company, the shareholder base and the liquidity of the stock.
Management and Director Compensation: A company’s equity-based compensation plan should be in alignment with the performance of the company, with emphasis on long-term shareholder value. The Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Adviser will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options or plans that have an automatic share replenishment (evergreen) feature. The Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, the offering period is 27 months or less and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the Adviser will generally oppose “golden parachutes” that are considered excessive or include tax gross-ups.
The Adviser will generally support holding say-on-pay votes annually. The Adviser will consider ISS’s analysis of the plan, the alignment of pay and performance, the overall structure of the plan, the metrics used to judge performance and management performance. The Adviser will generally seek strong disclosure of the basis and rationale for pay decisions. Any discretionary elements of the compensation plan will be reviewed on the basis of sound judgement. Repricing of compensation awards, retroactive adjustments favoring management or any other provision or practice deemed to be egregious and present a significant risk to investors will lead to strong consideration of a vote against the compensation decision.
Social and Environmental Issues: The Adviser believes that environmental and social issues can have significant impact on a company’s performance over time. Companies may face significant financial, legal and reputational risks resulting from environmental and social practices, or negligent oversight of environmental and social issues. Appropriate oversight and handling of such issues can benefit corporate culture and performance over time.
The Adviser will generally vote case-by-case, examining whether implementation of the proposal is likely to enhance or protect shareholder value, while seeking to encourage alignment of corporate actions with the FBI policy.
The Adviser will generally vote case-by-case on proposals seeking a company’s endorsement of principles that support a particular public policy position. The Adviser will consider whether the principles align with its Christian values, whether the principles is in the best interest of shareholders and whether endorsing the set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
Statement of Additional Information
C-3

The Adviser will generally vote against proposals restricting a company from making charitable contributions. The Adviser will generally vote case-by-case on proposals requesting a report on company or company supplier labor and/or human rights standards and policies, unless such information is already publicly disclosed, and will generally vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process. The Adviser will generally vote for shareholder proposals seeking to limit the sale of tobacco, alcohol, gambling services, tetrahydrocannabinol (THC) products and conscious altering products and will vote for shareholder proposals that seek a review of a company’s involvement with pornography. The Adviser will vote for resolutions supporting stronger governance in healthcare companies, vote for proposals increasing transparency of lending practices and vote for proposals asking for reports on company policies related to the sale of mature-rated video games. The Adviser will vote on shareholder proposals that address sanctity of life issues in a manner consistent with the biblical principles of the Southern Baptist Convention on abortion and sanctity of life issues. The Adviser will generally vote in support of resolutions that foster a culture of respect for people who hold diverse religious and ideological viewpoints in all aspects of their business.
C-4
GuideStone Funds

Funds distributed by Foreside Funds Distributors LLC
190 Middle Street, Suite 301, Portland, ME 04101
1-888-98-GUIDE (1-888-984-8433)
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

811-10263	© 2026 GuideStone Funds®	2126	07/26

GUIDESTONE FUNDS
N-1A
PART C: OTHER INFORMATION
Item 28.		EXHIBITS
	(a)			Trust Instrument.
1.
Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the U.S.
Securities and Exchange Commission (the SEC) on January 9, 2001.

2.
Certificate of Amendment to Certificate of Trust, dated March 12, 2001, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 21 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2009.

3.
Certificate of Amendment to Certificate of Trust, dated September 13, 2005, filed in the State of
Delaware, is incorporated herein by reference to Post-Effective Amendment No. 77 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2019.

4.
Amended and Restated Trust Instrument, dated April 1, 2024, is Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 26, 2024
(PEA No. 97).

			5.	Schedule A to the Amended and Restated Trust Instrument, dated July 31, 2026, is filed herewith as Exhibit EX-99(a)(5).
	(b)			By-laws.
1.
Amended and Restated By-laws, dated February 27, 2026, is incorporated herein by reference to
Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on April 29, 2026 (PEA No. 103).

(c)
Instruments Defining Rights of Security Holders.
Articles IV – VI and Article IX, Section 4 of the Amended and Restated Trust Instrument, dated April
1, 2024, are incorporated herein by reference to PEA No. 97. Articles IV – VI of the Amended and
Restated By-laws dated February 27, 2026, are incorporated herein by reference to PEA No. 103.

	(d)			Investment Advisory Contracts.
1.
Advisory Agreement with GuideStone Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A (No.
333-53432) filed with the SEC on December 30, 2025 (PEA No. 101).

2.
Sub-Advisory Agreement with Parametric Portfolio Associates LLC with respect to completion portfolio services is incorporated herein by reference to Post-Effective Amendment No. 102 to the
Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2026
(PEA No. 102).

			3.	Sub-Advisory Agreement with Parametric Portfolio Associates LLC with respect to cash overlay services is incorporated herein by reference to PEA No. 102.
4.
Expense Cap Letter with GuideStone Capital Management, LLC for the Select Class is incorporated herein by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form
N-1A (No. 333-53432) filed with the SEC on June 1, 2026 (PEA No. 104).

	(e)			Underwriting Contracts.
1.
Underwriting Agreement with Foreside Funds Distributors LLC incorporated herein by reference to
Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on April 28, 2022.

			2.	Exhibit A to Underwriting Agreement with Foreside Funds Distributors LLC, dated December 31, 2025, is incorporated herein by reference to PEA No. 101.

(f)		Bonus or Profit Sharing Contracts. Not Applicable.
(g)		Custodian Agreements.
1.
Amended and Restated Custody Agreement with The Northern Trust Company dated April 1, 2021, is incorporated herein by reference to Post-Effective Amendment No. 86 to the Registration
Statement on Form N-1A (No. 333-53432) filed with the SEC on April 29, 2021 (PEA No. 86).

2.
First Amendment to the Amended and Restated Custody Agreement with The Northern Trust
Company dated August 31, 2022, is incorporated herein by reference to Post-Effective Amendment
No. 90 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on August
30, 2022 (PEA No. 90).

3.
Second Amendment to the Amended and Restated Custody Agreement with The Northern Trust
Company dated January 27, 2023, is incorporated herein by reference to Post-Effective Amendment
No. 93 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January
27, 2023 (PEA No. 93).

	4.	Third Amendment to the Amended and Restated Custody Agreement with The Northern Trust Company dated April 1, 2024, is incorporated herein by reference to PEA No. 97.
5.
Fourth Amendment to the Amended and Restated Custody Agreement with The Northern Trust
Company dated May 1, 2025, is incorporated herein by reference to Post-Effective Amendment No.
99 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 29,
2025 (PEA No. 99).

	6.	Fifth Amendment to the Amended and Restated Custody Agreement with The Northern Trust Company dated July 25, 2025, is incorporated herein by reference to PEA No. 101.
	7.	Sixth Amendment to the Amended and Restated Custody Agreement with The Northern Trust Company dated December 31, 2025, is incorporated herein by reference to PEA No. 101.
	8.	Seventh Amendment to the Amended and Restated Custody Agreement with The Northern Trust Company dated March 1, 2026, is incorporated herein by reference to PEA No. 102.
(h)		Other Material Contracts.
	1.	Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company dated April 1, 2021, is incorporated herein by reference to PEA No. 86.
	2.	First Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 90.
	3.	Second Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 93.
	4.	Third Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 93.
5.
Fourth Amendment to the Amended and Restated Fund Administration and Accounting Services
Agreement with The Northern Trust Company is incorporated herein by reference to Post-Effective
Amendment No. 94 to the Registration Statement on Form N-1A (No. 333-53432) filed with the
SEC on February 28, 2023.

	6.	Fifth Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company is incorporated herein by reference to PEA No. 97.
	7.	Sixth Amendment to the Amended and Restated Fund Administration and Accounting Services Agreement with The Northern Trust Company dated May 1, 2025, is incorporated herein by reference to PEA No. 99.

8.
Seventh Amendment to the Amended and Restated Fund Administration and Accounting Services
Agreement with The Northern Trust Company dated July 25, 2025, is incorporated herein by reference to PEA No. 101.

9.
Eighth Amendment to the Amended and Restated Fund Administration and Accounting Services
Agreement with The Northern Trust Company dated December 31, 2025, is incorporated herein by reference to PEA No. 101.

10.
Ninth Amendment to the Amended and Restated Fund Administration and Accounting Services
Agreement with the Northern Trust Company dated February 27, 2026 is incorporated herein by reference to PEA No. 102.

11.
Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US)
Inc. dated December 14, 2012, is incorporated herein by reference to Post-Effective Amendment No.
40 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28,
2013.

12.	Amendment No. 1 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated January 1, 2014, is incorporated herein by reference to PEA No. 102.
13.
Amendment No. 2 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. dated April 30, 2015, is incorporated herein by reference to Post-
Effective Amendment No. 58 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 29, 2015.

14.
Amendment No. 3 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. dated May 1, 2016, is incorporated herein by reference to Post-
Effective Amendment No. 62 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 26, 2016.

15.
Termination Amendment to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. dated December 31, 2016, is incorporated herein by reference to
Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on February 28, 2017.

16.
Amendment No. 5 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. dated May 1, 2017, is incorporated herein by reference to Post-
Effective Amendment No. 71 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 29, 2017 (PEA No. 71).

17.	Amendment No. 6 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated June 1, 2017, is incorporated herein by reference to PEA No. 71.
18.
Amendment No. 7 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. dated July 5, 2018, is incorporated herein by reference to Post-
Effective Amendment No. 80 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 28, 2020 (PEA No. 80).

19.
Amendment No. 8 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. dated November 12, 2020, is incorporated herein by reference to
Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A (No. 333-53432)
filed with the SEC on January 26, 2021.

20.
Amendment No. 9 to Transfer Agency and Shareholder Services Agreement with BNY Mellon
Investment Servicing (US) Inc. dated February 2, 2022, is incorporated herein by reference to Post-
Effective Amendment No. 87 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 25, 2022..

	21.	Amendment No. 10 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated July 1, 2022, is incorporated herein by reference to PEA No. 90.
	22.	Amendment No. 11 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated January 27, 2023, is incorporated herein by reference to PEA No. 93.
	23.	Amendment No. 12 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated July 29, 2025, is incorporated herein by reference to PEA No. 101.
	24.	Amendment No. 13 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated December 19, 2025, is incorporated herein by reference to PEA No. 101.
	25.	Amendment No. 14 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated March 1, 2026, is incorporated herein by reference to PEA No. 102.
	26.	Amendment No. 15 to Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is filed herewith as Exhibit EX-99(h)(26).
	27.	Transfer on Death Exception Procedures Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to PEA No. 80.
(i)		Legal Opinion. Opinion of Stradley Ronon Stevens & Young, LLP is filed herewith as Exhibit EX-99(i).
(j)		Other Opinions.
	1.	Consent of Independent Registered Public Accounting Firm. Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit EX-99(j)(1).
2.
Powers of Attorney.
Power of Attorney for William Craig George, dated February 29, 2024, is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A (No.
333-53432) filed with the SEC on February 29, 2024 (PEA No. 96).

	3.	Power of Attorney for James D. Caldwell, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	4.	Power of Attorney for Thomas G. Evans, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	5.	Power of Attorney for Deanna A. Mankins, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	6.	Power of Attorney for David B. McMillan, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	7.	Power of Attorney for Ronald D. Murff, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	8.	Power of Attorney for Brandon Pizzurro, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
	9.	Power of Attorney for Jill R. Rayburn, dated February 29, 2024, is incorporated herein by reference to PEA No. 96.
(k)		Omitted Financial Statements. Not Applicable.

(l)
Initial Capital Agreements.
Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention
(formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 18, 2001.

(m)		Rule 12b-1 Plan. None.
(n)		Rule 18f-3 Plan. Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to PEA No. 104.
(o)		Reserved.
(p)		Codes of Ethics.
	1.	Code of Ethics of GuideStone Capital Management, LLC and GuideStone Funds is incorporated herein by reference to PEA No. 102.
	2.	Code of Ethics of Parametric Portfolio Associates LLC is incorporated herein by reference to PEA No. 102.

Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.
Company	Controlling Person(s) of Company	% of Voting Securities Owned by Controlling Person(s) (or other basis of control)	State of Organization of Company
GuideStone Funds	GuideStone Financial Resources	85.9%	Delaware
GuideStone Advisors	GuideStone Financial Resources	Sole Member	Texas
GuideStone Advisors, LLC	GuideStone Advisors	80.0%; Manager	Texas
GuideStone Agency Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Capital Management, LLC	GuideStone Investment Services	60.0%; Manager	Texas
	GuideStone Resource Management, Inc.	40.0%
GuideStone Financial Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Investment Services	GuideStone Financial Resources	Sole Member	Texas
GuideStone Resource Management, Inc.	GuideStone Financial Resources	100.0%	Texas
GuideStone Risk Management Co.	GuideStone Financial Resources	Sole Member	Vermont
GuideStone Trust Services	GuideStone Financial Resources	Sole Member	Texas

Item 30.
INDEMNIFICATION.
A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and directors from and against any and all claims and demands whatsoever. Article IX, Section 3 of the Trust Instrument provides that, subject to the exceptions and limitations contained therein, every person who is, or has been, a Director or an officer, employee or agent of the Registrant (a Covered Person) shall be indemnified by the Registrant and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any investigation, claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. As used therein, the words “investigation,” “claim,” “action,” “suit” or “proceeding” shall apply to all investigations, claims, actions, suits or proceedings (civil, criminal, investigative or other, including appeals), whether formal or informal, actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities whatsoever. To the extent required under the Investment Company Act of 1940 (the 1940 Act), but only to such extent, no indemnification shall be provided thereunder to a Covered Person: who shall have been finally adjudicated by a court or body before which the proceeding was brought to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement, by at least a majority of those Directors who are neither “interested persons” of the Registrant (within the meaning of section 2(a)(19) of the 1940 Act) nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
Pursuant to Article IX, Section 4 of the Trust Instrument, if any present or former shareholder of any series (Series) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
Section 12 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 5 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall indemnify the Registrant or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (Losses) incurred by the Registrant by reason of or arising out of any act or omission by the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Adviser or the Adviser’s breach of fiduciary duty to the Registrant.
Section 8 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.
Section 9 of the Sub-Advisory Agreements among the Registrant, the Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Adviser shall indemnify the Sub-Adviser and any of its directors, officers, employees and affiliates for all losses, claims, damages, liabilities and costs (including reasonable legal and other expenses) (Losses) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Adviser under the Agreement, if such act or omission involves the Registrant's or the Adviser's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Agreement.
Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Adviser and any of their directors, officers, employees and affiliates for all Losses incurred by the Registrant and the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the Sub-Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the Adviser's or the Registrant's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under this Agreement.
Section 10 of the Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC (the Distributor) provides that the Registrant agrees to indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Distributor takes under the Agreement. Neither the Distributor, nor any of its affiliates shall be indemnified against any liability caused by the Distributor’s or its affiliates’ own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.
Section 20 of the Underwriting Agreement between the Registrant and the Distributor provides that the Distributor is “expressly put on notice of the limitation of shareholder liability as set forth in the Trust’s Declaration of Trust and notice is hereby given that this Agreement is executed on behalf of the Directors of the Trust as Directors and not individually and that the obligations of this Agreement are not binding upon any of the Directors or Shareholders individually but are binding only upon the assets and property of the Trust.”
Mutual fund and directors and officers liability policies purchased by the Registrant insure such persons and their respective directors, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.
1.
GuideStone Capital Management, LLC
GuideStone Capital Management, LLC (GSCM) is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas,
Texas 75244. GSCM is a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information regarding other business, profession, vocation or employment of a substantial nature as to the firm’s officers is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Brandon Pizzurro President and Chief Investment Officer	GuideStone Financial Resources	Chief Investment Officer
	Patti Almanza Chief Compliance Officer	GuideStone Financial Resources	Director, GSCM Compliance
	Arthur Byrne Vice President – Risk Management	GuideStone Financial Resources	Senior Manager, Investments Risk Management
	Joshua Chastant Vice President – Portfolio Management	GuideStone Financial Resources	Managing Director, Public Markets
	Melanie Childers Vice President – Fund Operations and Secretary	GuideStone Financial Resources	Managing Director, Fund Operations
	Matthew A. Wolfe Vice President – Legal	GuideStone Financial Resources	Managing Director, Investments Compliance, Legal and Risk Management
	Erin Wynne Treasurer	GuideStone Financial Resources	Managing Director, Financial and Tax Reporting
2.
Parametric Portfolio Associates LLC
Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, is a registered investment adviser offering a variety of structured portfolio solutions. Information as to the directors and officers of the adviser for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company
	Thomas Lee Chief Investment Officer	St. Thomas Academy	Trustee
	Ranjit Kapila Co-President and Chief Operating Officer	Minds Matter Seattle	Board Member
	Brian Herscovici	BMSN, LLC	Partner

Item 32
PRINCIPAL UNDERWRITERS
(a)
Foreside Funds Distributors LLC (the Distributor) serves as principal underwriter for the following investment companies registered under the 1940 Act, as amended:
Fairholme Funds, Inc.
FundVantage Trust
GuideStone Funds
Harrison Street Infrastructure Income Fund
Harrison Street Real Assets Fund LLC
Harrison Street Real Estate Fund LLC
Matthews International Funds (d/b/a Matthews Asia Funds)
New Alternatives Fund
Old Westbury Funds, Inc.
Polen Credit Opportunities Fund
(b)
The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.
Name	Address	Position with Underwriter	Position with Registrant
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Christopher Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Weston Summers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)
Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS.
The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended are maintained in the physical possession of GuideStone Capital Management, LLC, the Registrant’s investment adviser, 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, TX 75244. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent, BNY Mellon Investment Servicing, 103 Bellevue Parkway, Wilmington, DE 19809; administration agent and accounting agent, The Northern Trust Company, 333 South Wabash Avenue, Chicago, IL 60604 and 801 South Canal Street, Chicago, IL 60607; and the Registrant’s sub-advisers at their respective locations shown in the Statement of Additional Information.
Item 34.
MANAGEMENT SERVICES.
Not Applicable.

Item 35.
UNDERTAKINGS.
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (1933 Act) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 30th day of July 2026.
GUIDESTONE FUNDS
By: /s/ Brandon Pizzurro
Brandon Pizzurro President
Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.
/s/ William Craig George*	Director, Chairman of the Board	July 30, 2026
William Craig George
/s/ James D. Caldwell*	Director	July 30, 2026
James D. Caldwell
/s/ Thomas G. Evans*	Director	July 30, 2026
Thomas G. Evans
/s/ Deanna A. Mankins*	Director	July 30, 2026
Deanna A Mankins
/s/ David B. McMillan*	Director	July 30, 2026
David B. McMillan
/s/ Ronald D. Murff*	Director	July 30, 2026
Ronald D. Murff
/s/ Jill R. Rayburn*	Director	July 30, 2026
Jill R. Rayburn
/s/ Erin Wynne	Treasurer	July 30, 2026
Erin Wynne	(principal financial officer)
*By: /s/ Brandon Pizzurro	Director, President and Attorney-in-Fact	July 30, 2026
Brandon Pizzurro